UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. Street, N.W.

Washington, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Richard Hisey AARP Financial Incorporated Two Highwood Drive, Suite 202 Tewksbury, MA 01876	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

Registrant’s telephone number, including area code: (978) 614-7600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Item 1.	Report to Shareholders

Semi-Annual Report

December 31, 2008 (unaudited)

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

…

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund, AARP Aggressive Fund, and AARP Income Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

AARP Financial, Inc. is not affiliated with ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2008 (unaudited)

Mortgage-backed securities	39.0%	Asset-backed securities	0.5%

U.S. Treasury	26.0%	Municipal bonds	0.1%

Corporate bonds	16.6%	Cash equivalents	2.9%

U.S. Government Agencies	8.2%	Other assets and liabilities, net	(2.1)%

International debt	4.9%	Total net assets	100.0%

Commercial mortgage-backed securities	3.9%

See Notes to Financial Statements.

Performance Discussion

The U.S. Bond Market Portfolio seeks to replicate the total return of the Barclays Capital Aggregate Bond Index. For the six-month period ended December 31, 2008, the U.S. Bond Market Portfolio returned 4.31% versus the benchmark, the Barclays Capital Aggregate Bond Index, which returned 4.07%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

*	In November, 2008, Barclays Global acquired certain assets of Lehman Brothers, including the rights to the Lehman Brothers indexes.

For the most recent month-end performance and after-tax returns, visit www.aarpfinancial.com or call 1-800-958-6457.

Sources:	Barclays Capital, Inc., AARP Financial

Barclays Capital Aggregate Bond Index*

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

2	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2008 (unaudited)

Financials	15.1%	Utilities	4.7%

Information technology	14.6%	Telecommunications services	3.5%

Health care	14.0%	Materials	3.5%

Industrials	12.2%	Cash equivalents	1.0%

Energy	11.6%	Other assets and liabilities, net	0.2%

Consumer discretionary	10.1%	Total net assets	100.0%

Consumer staples	9.5%

See Notes to Financial Statements.

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

Performance Discussion

The U.S. Stock Market Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index. For the six-month period ended December 31, 2008, the U.S. Stock Market Portfolio returned -29.45% versus the benchmark, the MSCI U.S. Investable Market 2500 Index, which returned -29.33%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfinancial.com or call 1-800-958-6457.

Sources:	MSCI Barra, AARP Financial

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	3

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2008 (unaudited)

Financials	21.6%	Telecommunication services	6.6%

Industrials	11.0%	Utilities	6.2%

Consumer discretionary	10.0%	Information technology	5.1%

Consumer staples	9.3%	Cash equivalents	1.5%

Energy	9.3%	Other assets and liabilities, net	2.2%

Health care	9.3%	Total net assets	100.0%

Materials	7.9%

See Notes to Financial Statements.

Performance Discussion

The International Stock Market Portfolio seeks to replicate the total return of the MSCI EAFE Index*. For the six-month period ended December 31, 2008, the International Stock Market Portfolio returned -35.41% versus the benchmark, the MSCI EAFE Index, which returned -36.41%.

*

Effective January 1, 2009, the benchmark for the International Stock Market Portfolio changed to MSCI All Country World Index-excluding US (ACWI-ex US). The ACWI ex US index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of November 2008, the MSCI ACWI ex US Index® consisted of 46 country indices comprised of 22 developed and 24 emerging market country indices.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For	the most recent month-end performance and after-tax returns, visit www.aarpfinancial.com or call 1-800-958-6457.

Sources:	MSCI Barra, AARP Financial

Country allocation

Percentage of Net Assets
Japan	25.7%
United Kingdom	18.6%
France	9.8%
Germany	8.3%
Switzerland	8.1%
Australia	5.6%
Spain	4.3%
Italy	3.4%
Netherlands	2.4%
Sweden	1.9%
Hong Kong	1.7%
United States	1.5%
Finland	1.3%
Singapore	1.0%
Denmark	0.8%
Belgium	0.7%
Norway	0.5%
Greece	0.4%
Luxembourg	0.4%
Bermuda	0.3%
Portugal	0.3%
Austria	0.3%
Ireland	0.3%
New Zealand	0.1%
Cayman Islands	0.1%
Other assets and liabilities	2.2%

Total net assets	100.0%

MSCI EAFE Index*

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. In addition, indexes do not have expenses.

4	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of an AARP Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Understanding Your Expenses	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 7/1/08	Ending account value 12/31/08	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,043.10	$1.29
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$705.50	$1.07
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$645.90	$1.24
Hypothetical	$1,000	$1,023.69	$1.53
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

6	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–0.5%
Capital Auto Receivables
Asset Trust, 4.680%, 10/15/2012	$25,000	$23,248
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	25,000	13,049
Citibank Credit Card
Issuance Trust, 4.900%, 12/12/2016	100,000	84,839
Citibank Credit Card
Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	13,059
Countrywide Asset-Backed
Certificates, 4.454%, 10/25/2035	20,000	18,857
Detroit Edison Securitization
Funding LLC, 6.190%, 3/1/2013	21,366	21,844
Ford Credit Auto Owner
Trust, 5.240%, 7/15/2012	50,000	45,845
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,167
Residential Asset Securities
Corp., 3.870%, 5/25/2033	19,816	13,317
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	47,297

Total Asset-Backed
Securities– (Identified Cost $332,702)		291,522

Corporate Bonds–16.6%
Consumer Discretionary–1.9%
Altria Group, Inc., 8.500%,
11/10/2013	50,000	51,838
Anheuser-Busch Cos., Inc.,
6.450%, 9/1/2037	25,000	22,583
CBS Corp., 7.875%,
7/30/2030	30,000	18,841
Clorox Co., 5.450%,
10/15/2012	50,000	49,795
Coca-Cola Co., 5.350%,
11/15/2017	25,000	27,021
Coca-Cola Enterprises, Inc.,
6.750%, 9/15/2028	25,000	25,064

Comcast Corp., 5.900%,
3/15/2016	50,000	47,809
Comcast Corp., 6.450%,
3/15/2037	25,000	24,958
Comcast Corp., 6.950%,
8/15/2037	50,000	52,821
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	53,232
COX Communications, Inc.,
4.625%, 1/15/2010	50,000	48,393
DaimlerChrysler North
America Holdings, 8.500%, 1/18/2031	25,000	18,318
DaimlerChrysler North
America Holdings Senior Note, 6.500%, 11/15/2013	50,000	39,039
1Dr Pepper Snapple Group,
Inc., 6.120%, 5/1/2013	100,000	98,596
Home Depot, Inc., 5.400%,
3/1/2016	50,000	44,810
Kohl’s Corp., 6.250%,
12/15/2017	25,000	20,053
Lowe’s Cos., Inc., 5.800%,
10/15/2036	25,000	20,548
May Department Stores Co.,
6.700%, 7/15/2034	25,000	13,692
News America Holdings, Inc.,
9.250%, 2/1/2013	60,000	64,659
News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	23,401
Target Corp. Note, 5.875%,
3/1/2012	50,000	50,795
Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	45,751
Time Warner, Inc., 5.875%,
11/15/2016	25,000	22,446
Time Warner, Inc., 7.700%,
5/1/2032	50,000	50,197
United Parcel Service, Inc.,
6.200%, 1/15/2038	25,000	27,659
Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	90,866
Wal-Mart Stores, Inc.,
5.000%, 4/5/2012	100,000	105,784
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	24,980

Total Consumer Discretionary		1,183,949

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	7

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Consumer Staples–0.7%
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	$25,000	$26,590
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	24,590
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	23,306
General Mills, Inc., 6.000%,
2/15/2012	50,000	51,905
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	25,209
Hershey Co., 4.850%,
8/15/2015	25,000	24,068
Kraft Foods, Inc., 6.125%,
2/1/2018	25,000	24,539
Kraft Foods, Inc., 6.250%,
6/1/2012	50,000	51,751
Kroger Co., 5.500%,
2/1/2013	50,000	49,594
McDonald’s Corp., 6.300%,
3/1/2038	50,000	55,344
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	27,857
Xerox Corp., 6.350%,
5/15/2018	50,000	39,169
Yum! Brands, Inc., 6.250%,
3/15/2018	50,000	43,216

Total		467,138

Energy–1.5%
Alberta Energy Co. Ltd.,
8.125%, 9/15/2030	25,000	25,361
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	22,116
Apache Corp., 6.000%,
1/15/2037	50,000	48,645
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	8,759
Baker Hughes, Inc.,
6.500%, 11/15/2013	25,000	26,404
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	16,197
Canadian Natural Resources
Ltd., 5.700%, 5/15/2017	25,000	21,838

ConocoPhillips, 4.400%,
5/15/2013	100,000	99,506
ConocoPhillips Canada
Funding Co., 5.625%, 10/15/2016	50,000	51,087
ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	24,417
El Paso Natural Gas Co.,
5.950%, 4/15/2017	50,000	39,981
EnCana Corp., 4.750%,
10/15/2013	25,000	23,041
Enterprise Products
Operating LP, 6.875%, 3/1/2033	10,000	7,685
EOG Resources, Inc.,
6.875%, 10/1/2018	25,000	27,315
FirstEnergy Corp., 6.450%,
11/15/2011	25,000	23,646
FirstEnergy Corp., 7.375%,
11/15/2031	20,000	18,971
Hess Corp., 7.300%,
8/15/2031	25,000	22,806
KeySpan Corp., 8.000%,
11/15/2030	25,000	24,838
Kinder Morgan Energy
Partners LP, 5.800%, 3/15/2035	100,000	69,811
Marathon Oil Corp., 6.600%,
10/1/2037	25,000	18,951
Murphy Oil Corp., 6.375%,
5/1/2012	25,000	24,204
Pemex Project Funding
Master Trust, 6.625%, 6/15/2035	25,000	21,194
Petro-Canada, 7.000%,
11/15/2028	25,000	19,940
Plains All American
Pipeline LP, 6.650%, 1/15/2037	25,000	17,244
Progress Energy, Inc.,
6.850%, 4/15/2012	50,000	50,178
Progress Energy, Inc.,
7.750%, 3/1/2031	25,000	25,096
Spectra Energy Capital
LLC, 5.900%, 9/15/2013	50,000	47,122
TransCanada Pipelines Ltd.,
9.875%, 1/1/2021	25,000	28,435

8	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Energy (continued)
Transocean, Inc., 6.000%,
3/15/2018	$25,000	$22,809
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	20,036
Williams Cos, Inc., 7.125%,
9/1/2011	50,000	46,027
XTO Energy, Inc., 6.100%,
4/1/2036	25,000	20,821

Total		964,481

Financials–7.5%
Allstate Corp., 5.950%,
4/1/2036	25,000	21,230
American Express Co.,
7.000%, 3/19/2018	100,000	101,285
American General Finance
Corp., 5.400%, 12/1/2015	20,000	7,480
American International
Group, Inc., 6.250%, 5/1/2036	25,000	14,071
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,150
BAC Capital Trust XI,
6.625%, 5/23/2036	25,000	23,171
Bank of America Corp.,
4.750%, 8/15/2013	100,000	93,284
Bank of America Corp.,
5.625%, 10/14/2016	50,000	49,188
Bank of America Corp.,
7.800%, 2/15/2010	50,000	51,240
Bank of America NA,
5.300%, 3/15/2017	50,000	47,554
Bank of America NA,
6.000%, 10/15/2036	25,000	26,637
BB&T Corp., 5.250%,
11/1/2019	25,000	22,420
Bear Stearns Cos., Inc.,
4.500%, 10/28/2010	50,000	49,596
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	28,903
Bear Stearns Cos., Inc.,
6.950%, 8/10/2012	150,000	155,909

Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	10,030
Capital One Capital IV,
6.745%, 2/17/2037	25,000	11,431
Chubb Corp., 6.000%,
11/15/2011	10,000	10,026
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	8,673
CIT Group, Inc., 5.000%,
2/1/2015	25,000	17,621
Citigroup, Inc., 4.125%,
2/22/2010	100,000	98,569
Citigroup, Inc., 5.850%,
12/11/2034	50,000	49,964
Citigroup, Inc., 6.125%,
5/15/2018	100,000	101,291
Citigroup, Inc. Global Senior
Note, 6.500%, 1/18/2011	100,000	100,486
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	20,690
Countrywide Financial
Corp., 4.500%, 6/15/2010	50,000	49,142
Countrywide Financial
Corp., 5.800%, 6/7/2012	25,000	24,385
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	90,949
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	49,184
Devon Financing Corp.
ULC, 6.875%, 9/30/2011	50,000	50,489
Discover Financial Services,
6.450%, 6/12/2017	25,000	17,568
Fifth Third Bancorp,
8.250%, 3/1/2038	50,000	41,408
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	38,832
General Electric Capital
Corp., 5.400%, 2/15/2017	50,000	49,846
General Electric Capital
Corp., 5.875%, 2/15/2012	150,000	154,325
General Electric Capital
Corp., 5.875%, 1/14/2038	50,000	49,111
General Electric Capital
Corp., 6.750%, 3/15/2032	60,000	63,985
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	47,475

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	9

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Goldman Sachs Group, Inc.,
3.250%, 6/15/2012	$100,000	$104,417
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	50,000	45,931
Goldman Sachs Group, Inc.,
5.450%, 11/1/2012	100,000	95,471
Goldman Sachs Group, Inc.,
5.950%, 1/15/2027	30,000	23,784
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	25,000	22,860
Goldman Sachs Group, Inc.,
6.150%, 4/1/2018	50,000	48,131
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	10,913
Goldman Sachs Group, Inc.,
6.750%, 10/1/2037	25,000	20,353
Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	9,891
Hartford Financial Services
Group, Inc., 6.100%, 10/1/2041	25,000	16,244
HSBC Finance Corp.,
4.750%, 7/15/2013	100,000	91,318
HSBC Finance Corp.,
5.000%, 6/30/2015	25,000	22,221
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	97,921
Inter-American Development
Bank, 4.250%, 9/10/2018	50,000	54,247
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	106,871
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	73,457
International Lease Finance
Corp., 5.650%, 6/1/2014	50,000	32,697
JP Morgan Chase Capital
XXV, 6.800%, 10/1/2037	50,000	46,207
JPMorgan Chase & Co.,
3.125%, 12/1/2011	100,000	103,962
JPMorgan Chase & Co.,
6.000%, 1/15/2018	25,000	26,434

JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	102,513
JPMorgan Chase Capital
XV, 5.875%, 3/15/2035	25,000	19,403
JPMorgan Chase Capital
XVIII, 6.950%, 8/17/2036	25,000	21,123
Keycorp, 6.500%,
5/14/2013	100,000	92,274
Lazard Group, 6.850%,
6/15/2017	50,000	31,875
Liberty Property LP,
6.625%, 10/1/2017	50,000	33,113
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	45,269
Merrill Lynch & Co., Inc.,
5.700%, 5/2/2017	50,000	44,369
Merrill Lynch & Co., Inc.,
6.150%, 4/25/2013	100,000	99,181
MetLife, Inc., 5.700%,
6/15/2035	10,000	8,168
MetLife, Inc., 6.125%,
12/1/2011	10,000	9,870
MetLife, Inc., 6.400%,
12/15/2036	25,000	15,035
Morgan Stanley, 3.250%,
12/1/2011	100,000	104,286
Morgan Stanley, 5.375%,
10/15/2015	100,000	86,198
Morgan Stanley, 5.625%,
1/9/2012	100,000	94,895
Morgan Stanley, 5.950%,
12/28/2017	100,000	83,135
PNC Bank NA, 4.875%,
9/21/2017	50,000	46,143
PNC Funding Corp.,
5.625%, 2/1/2017	50,000	48,641
Principal Life Income
Funding Trusts, 5.125%, 3/1/2011	100,000	98,647
ProLogis, 5.500%,
4/1/2012	50,000	30,145
Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	38,374
Prudential Financial, Inc.,
6.000%, 12/1/2017	50,000	40,175
Realty Income Corp.,
5.950%, 9/15/2016	25,000	17,853

10	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Simon Property Group LP,
5.100%, 6/15/2015	$25,000	$15,344
Simon Property Group LP,
5.300%, 5/30/2013	50,000	37,414
SLM Corp., 5.400%,
10/25/2011	25,000	18,922
Sovereign Bank, 5.125%,
3/15/2013	25,000	20,964
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	11,944
Travelers Cos., Inc.,
5.500%, 12/1/2015	25,000	23,990
Travelers Cos., Inc.,
5.750%, 12/15/2017	25,000	24,079
Vornado Realty LP, 5.600%,
2/15/2011	25,000	22,606
Wachovia Bank NA,
4.875%, 2/1/2015	50,000	47,932
Wachovia Bank NA,
6.600%, 1/15/2038	25,000	27,214
Wachovia Corp., 5.625%,
10/15/2016	50,000	45,745
Wachovia Corp., 5.700%,
8/1/2013	50,000	48,551
Wells Fargo & Co., 5.250%,
10/23/2012	50,000	50,970
Wells Fargo & Co., 5.625%,
12/11/2017	25,000	26,128
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	105,736
Western Union Co.,
5.400%, 11/17/2011	50,000	48,090
Western Union Co.,
5.930%, 10/1/2016	35,000	29,956
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	18,323

Total		4,754,521

Health Care–1.0%
Abbott Laboratories,
5.600%, 5/15/2011	50,000	52,822
Aetna, Inc., 6.625%,
6/15/2036	35,000	29,217

AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	8,752
Amgen, Inc., 5.850%,
6/1/2017	25,000	25,861
Amgen, Inc., 6.375%,
6/1/2037	25,000	26,970
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	10,061
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	54,162
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	26,680
Eli Lilly & Co., 5.200%,
3/15/2017	50,000	50,860
GlaxoSmithKline Capital,
Inc., 5.650%, 5/15/2018	100,000	105,224
Johnson & Johnson,
4.950%, 5/15/2033	10,000	10,397
Rohm & Haas Co., 7.850%,
7/15/2029	50,000	49,223
Teva Pharmaceutical
Finance LLC, 5.550%, 2/1/2016	10,000	9,871
Teva Pharmaceutical
Finance LLC, 6.150%, 2/1/2036	10,000	9,919
UnitedHealth Group, Inc.,
6.000%, 11/15/2017	25,000	22,385
WellPoint, Inc., 6.375%,
1/15/2012	90,000	86,799
Wyeth, 5.500%, 2/15/2016	25,000	25,494

Wyeth, 7.250%, 3/1/2023	25,000	29,140

Total		633,837

Industrials–1.4%
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	51,139
Burlington Northern Santa
Fe Corp., 5.900%, 7/1/2012	50,000	49,436
Canadian Pacific Railway
Co., 5.950%, 5/15/2037	25,000	17,679
Caterpillar Financial
Services Corp., 4.250%, 2/8/2013	50,000	46,564
Caterpillar Financial
Services Corp., 5.125%, 10/12/2011	50,000	48,602

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Industrials (continued)
Caterpillar, Inc., 6.625%,
7/15/2028	$10,000	$9,860
Cooper US, Inc., 6.100%,
7/1/2017	25,000	24,926
CSX Corp., 6.250%,
3/15/2018	25,000	23,033
Dover Corp., 5.450%,
3/15/2018	25,000	25,828
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	48,776
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	25,756
Honeywell International, Inc.,
5.300%, 3/1/2018	50,000	51,106
Honeywell International, Inc.,
5.400%, 3/15/2016	25,000	25,661
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	25,503
Honeywell International, Inc.,
7.500%, 3/1/2010	50,000	52,167
International Business
Machines Corp., 6.500%, 1/15/2028	50,000	56,456
Lockheed Martin Corp.,
4.121%, 3/14/2013	25,000	24,394
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	29,178
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	10,736
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	16,400
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	18,371
Philip Morris International,
Inc., 5.650%, 5/16/2018	50,000	49,656
Pitney Bowes, Inc., 5.750%,
9/15/2017	25,000	24,340
Southwest Airlines Co.,
5.250%, 10/1/2014	50,000	37,763
Tyco Electronics Group SA,
6.000%, 10/1/2012	50,000	45,142
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	23,482

Waste Management, Inc.,
6.375%, 11/15/2012	25,000	23,333

Total		885,287

Information Technology–0.3%
Electronic Data Systems
Corp., 6.000%, 8/1/2013	25,000	25,931
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	25,850
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	50,980
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	20,518
United Technologies Corp.,
6.050%, 6/1/2036	25,000	26,387
Xerox Corp., 5.500%,
5/15/2012	50,000	41,933

Total		191,599

Materials–0.3%
Alcoa, Inc., 5.900%,
2/1/2027	25,000	16,483
Alcoa, Inc., 7.375%,
8/1/2010	25,000	24,958
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	48,342
EI Du Pont de Nemours &
Co., 5.600%, 12/15/2036	25,000	23,636
Falconbridge Ltd., 5.500%,
6/15/2017	25,000	15,927
Vale Overseas Ltd.,
6.875%, 11/21/2036	50,000	45,510
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	32,531

Total		207,387

Telecommunication Services–0.8%
AT&T Wireless Services,
Inc., 8.125%, 5/1/2012	50,000	53,657
AT&T, Inc., 6.150%,
9/15/2034	25,000	25,779
AT&T, Inc., 6.300%,
1/15/2038	25,000	26,518
AT&T, Inc., 6.400%,
5/15/2038	50,000	53,743
AT&T, Inc., 6.800%,
5/15/2036	25,000	28,361

12	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
BellSouth Capital Funding
Corp., 7.875%, 2/15/2030	$25,000	$27,502
BellSouth Corp., 5.200%,
9/15/2014	30,000	29,242
BellSouth Corp., 6.000%,
11/15/2034	10,000	9,854
EMBARQ Corp., 6.738%,
6/1/2013	50,000	42,288
Motorola, Inc., 6.000%,
11/15/2017	25,000	13,500
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	51,151
Verizon Communications,
Inc., 5.500%, 2/15/2018	50,000	48,177
Verizon Communications,
Inc., 5.550%, 2/15/2016	50,000	48,922
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	9,983
Verizon Global Funding
Corp., 7.750%, 12/1/2030	25,000	27,799
Verizon New England, Inc.,
6.500%, 9/15/2011	30,000	29,798

Total		526,274

Utilities–1.2%
Atlantic City Electric Co.,
7.750%, 11/15/2018	15,000	16,723
Arizona Public Service
Co., 6.500%, 3/1/2012	10,000	9,384
Carolina Power & Light
Co., 5.125%, 9/15/2013	10,000	10,042
CenterPoint Energy
Resources Corp., 6.000%, 5/15/2018	25,000	20,700
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	49,226
Columbus Southern Power
Co., 6.600%, 3/1/2033	25,000	23,394
Commonwealth Edison
Co., 5.900%, 3/15/2036	25,000	20,854

Commonwealth Edison
Co., 6.150%, 9/15/2017	50,000	46,569
Consolidated Edison Co.
of New York, 4.875%, 2/1/2013	50,000	49,280
Consolidated Edison Co.
of New York, Inc., 6.300%, 8/15/2037	25,000	25,124
Constellation Energy
Group, 7.000%, 4/1/2012	50,000	45,579
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	13,955
Dominion Resources, Inc.,
6.000%, 11/30/2017	50,000	48,082
Exelon Corp., 4.450%,
6/15/2010	25,000	24,143
Exelon Corp., 5.625%,
6/15/2035	15,000	9,494
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	24,415
MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	10,282
MidAmerican Funding
LLC, 6.927%, 3/1/2029	25,000	22,903
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	103,034
Nisource Finance Corp.,
6.400%, 3/15/2018	25,000	15,625
Oneok, Inc., 5.200%,
6/15/2015	25,000	20,725
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	15,984
Public Service Co. of
Colorado, 6.250%, 9/1/2037	10,000	10,828
Public Service Electric &
Gas Co., 5.800%, 5/1/2037	25,000	23,475
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	22,323
Sempra Energy, 7.950%,
3/1/2010	25,000	25,272
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	22,586
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	49,070

Total		779,071

Total Corporate Bonds–
(Identified Cost $11,378,797)		10,593,544

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

International Debt–4.9%
Abbey National PLC,
7.950%, 10/26/2029	$25,000	$21,827
Alcan, Inc., 5.200%,
1/15/2014	50,000	37,176
America Movil SA de CV,
5.750%, 1/15/2015	15,000	13,820
America Movil SAB de CV,
5.625%, 11/15/2017	50,000	44,701
ArcelorMittal, 6.125%,
6/1/2018	50,000	34,293
Asian Development Bank,
5.593%, 7/16/2018	50,000	60,329
AstraZeneca PLC, 6.450%,
9/15/2037	25,000	28,516
BHP Billiton Finance Ltd.,
5.000%, 12/15/2010	25,000	24,596
BHP Billiton Finance Ltd.,
5.125%, 3/29/2012	25,000	23,531
Brazilian Government
International Bond, 6.000%, 1/17/2017	100,000	103,750
Brazilian Government
International Bond, 8.250%, 1/20/2034	50,000	61,375
British Telecommunications
PLC, 8.625%, 12/15/2010	50,000	51,458
British Telecommunications
PLC, 9.125%, 12/15/2030	25,000	26,639
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	27,006
Deutsche Bank AG,
5.375%, 10/12/2012	100,000	102,430
Deutsche Telekom
International Finance BV, 8.750%, 6/15/2030	25,000	30,911
Diageo Finance BV,
5.300%, 10/28/2015	50,000	48,203
Eksportfinans ASA, 5.000%,
2/14/2012	100,000	104,608
European Investment Bank,
4.125%, 9/15/2010	50,000	51,979

European Investment Bank,
4.625%, 5/15/2014	200,000	216,361
European Investment Bank,
4.875%, 2/16/2016	50,000	55,371
Export-Import Bank Of Korea
(KEXIM), 5.125%, 2/14/2011	25,000	24,164
France Telecom SA,
7.750%, 3/1/2011	100,000	105,283
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	25,464
Hydro Quebec, 6.300%,
5/11/2011	25,000	26,562
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	35,641
International Finance Corp.,
3.500%, 5/15/2013	100,000	103,932
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	26,934
Italy Government International
Bond, 4.500%, 1/21/2015	100,000	102,810
Italy Government International
Bond, 5.625%, 6/15/2012	100,000	108,514
Italy, Republic of,, 6.875%,
9/27/2023	25,000	31,263
KfW Bankengruppe,
3.250%, 3/15/2013	100,000	102,756
KfW Bankengruppe,
4.875%, 1/17/2017	100,000	111,966
Koninklijke Philips Electronics
NV, 6.875%, 3/11/2038	50,000	47,603
Kreditanstalt fuer
Wiederaufbau, 0.00%, 4/18/2036	50,000	16,916
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	104,978
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	26,625
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	21,200
Mexico Government
International Bond, 8.125%, 12/30/2019	50,000	59,250

14	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

International Debt (continued)
Mexico Government
International Bond, 8.300%, 8/15/2031	$50,000	$61,500
Nexen, Inc., 5.875%,
3/10/2035	25,000	18,876
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	113,811
Province of British Columbia
Canada, 6.500%, 1/15/2026	25,000	34,316
Province of Manitoba
Canada, 4.900%, 12/6/2016	50,000	55,075
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	56,691
Province of Ontario Canada,
5.000%, 10/18/2011	100,000	105,191
Province of Quebec
Canada, 4.600%, 5/26/2015	50,000	51,328
Province of Quebec
Canada, 7.500%, 9/15/2029	10,000	14,247
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	62,323
Republic of Korea, 4.875%,
9/22/2014	25,000	24,102
Republic of Peru, 6.550%,
3/14/2037	25,000	22,437
Royal Bank of Scotland
Group PLC, 7.648%, 8/31/2049	25,000	12,106
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	35,089
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	49,341
Telefonica Emisiones SAU,
6.221%, 7/3/2017	25,000	24,670
Thomson Corp. Note,
5.700%, 10/1/2014	75,000	68,068
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	24,793

Vodafone Group PLC,
7.875%, 2/15/2030	25,000	26,922
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	21,521

Total International Debt–
(Identified Cost $3,108,968)		3,133,148

Mortgage-Backed Securities–39.0%
Government National
Mortgage Association, 30 YR, 5.500%	125,000	128,731
Federal Home Loan
Mortgage Corporation, 4.500%–7.000%, 5/1/2020–10/1/2038	8,010,135	8,221,393
Federal National Mortgage
Association, 4.000%–7.000%, 6/1/2019–9/1/2038	13,576,883	13,954,211
Government National
Mortgage Association, 4.500%–6.500%, 2/15/2036–12/1/2099	2,515,425	2,598,639

Total Mortgage-Backed
Securities–(Identified Cost $24,055,877)		24,902,974

U.S. Treasury–26.0%
U.S. Treasury Bonds–5.8%
4.375%, 2/15/2038	175,000	234,445

4.750%, 2/15/2037	200,000	278,750

5.000%, 5/15/2037	100,000	144,922

5.375%, 2/15/2031	100,000	137,437

6.125%, 11/15/2027	100,000	143,422

6.125%, 8/15/2029	175,000	256,922

6.375%, 8/15/2027	170,000	248,837

6.625%, 2/15/2027	175,000	261,762

6.750%, 8/15/2026	100,000	150,859

6.875%, 8/15/2025	75,000	114,059

7.250%, 5/15/2016	100,000	133,930

7.500%, 11/15/2016	150,000	204,844

8.000%, 11/15/2021	270,000	409,472

8.500%, 2/15/2020	280,000	426,650

8.875%, 8/15/2017	150,000	223,348

9.250%, 2/15/2016	135,000	196,963

11.250%, 2/15/2015	100,000	151,914

Total		3,718,536

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	15

Portfolio of investment

	Par Amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes–20.2%
0.875%, 12/31/2010	$400,000	$401,000

1.250%, 11/30/2010	400,000	404,421

1.500%, 10/31/2010	500,000	507,618

1.500%, 12/31/2013	250,000	249,512

1.750%, 3/31/2010	250,000	254,190

2.000%, 11/30/2013	300,000	307,875

2.125%, 1/31/2010	700,000	713,043

2.375%, 8/31/2010	1,000,000	1,030,665

2.625%, 5/31/2010	1,000,000	1,030,508

2.750%, 10/31/2013	400,000	425,375

3.125%, 4/30/2013	350,000	378,957

3.375%, 6/30/2013	350,000	381,719

3.375%, 7/31/2013	500,000	546,290

3.625%, 12/31/2012	250,000	275,547

3.875%, 5/15/2018	400,000	456,250

4.000%, 2/15/2015	250,000	284,922

4.125%, 8/31/2012	200,000	221,250

4.250%, 11/15/2017	500,000	582,618

4.500%, 2/28/2011	100,000	108,156

4.500%, 9/30/2011	100,000	109,758

4.500%, 11/30/2011	100,000	110,180

4.500%, 3/31/2012	400,000	442,156

4.500%, 4/30/2012	250,000	276,953

4.625%, 12/31/2011	700,000	775,414

4.625%, 2/15/2017	400,000	473,188

4.750%, 8/15/2017	450,000	538,172

4.875%, 5/31/2011	250,000	274,903

4.875%, 8/15/2016	525,000	627,498

5.125%, 6/30/2011	250,000	276,778

5.125%, 5/15/2016	150,000	181,676

6.500%, 2/15/2010	250,000	266,739

Total		12,913,331

Total U.S. Treasury–
(Identified Cost $15,433,210)		16,631,867

U.S. Government Agencies–8.2%
Federal Farm Credit Bank,
3.875%–5.375%, 5/7/2010–1/17/2017	525,000	576,838
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	52,582
Federal Home Loan Bank
System, 2.375%–5.500%, 4/30/2010–7/15/2036	1,075,000	1,144,836
Federal Home Loan
Mortgage Corp., 2.875%–6.750%, 4/30/2010–7/15/2032	1,455,000	1,560,050
Federal National Mortgage
Association, 2.500%–7.125%, 4/9/2010–7/15/2037	1,675,000	1,819,653
Tennessee Valley Authority,
5.500%–6.750%, 7/18/2017–1/15/2038	75,000	97,558

Total U.S. Government
Agencies–(Identified Cost $4,911,407)		5,251,517

Commercial Mortgage-Backed Securities–3.9%
Banc of America
Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	55,775
Banc of America
Commercial Mortgage, Inc., 5.227%, 10/10/2045	20,000	16,380
Banc of America
Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	76,722
Banc of America
Commercial Mortgage, Inc., 5.492%, 2/10/2051	50,000	36,735
Banc of America
Commercial Mortgage, Inc., 5.658%, 6/10/2049	125,000	91,813
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	35,664
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	42,664
Chase Commercial
Mortgage Securities Corp., 7.319%, 10/15/2032	22,197	22,110

16	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial
Mortgage Trust, 5.724%, 3/15/2049	$25,000	$5,477
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.225%, 7/15/2044	50,000	29,874
Commercial Mortgage Pass
Through Certificates, 5.347%, 12/10/2046	50,000	23,887
Commercial Mortgage Pass
Through Certificates, 5.706%, 6/10/2046	50,000	37,474
CS First Boston Mortgage
Securities Corp., 4.429%, 12/15/2036	149,764	140,788
Credit Suisse Mortgage
Capital Certificates, 5.827%, 6/15/2038	100,000	81,147
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	11,842
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	41,019
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	29,127
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	24,999	24,222
CW Capital Cobalt Ltd.,
5.484%, 4/15/2047	25,000	17,799
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	128,331
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	23,993	23,484
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	19,718	19,535
Greenwich Capital
Commercial Funding Corp., 5.224%, 4/10/2037	100,000	82,470

Greenwich Capital
Commercial Funding Corp., 5.736%, 12/10/2049	125,000	93,710
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	12,170
GS Mortgage Securities
Corp. II, 5.396%, 8/10/2038	100,000	82,468
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	17,200
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	39,540
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	26,839
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	16,201
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	8,863
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	70,273
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	78,085
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	36,234
LB-UBS Commercial Mortgage
Trust, 4.361%, 1/15/2029	50,000	43,256
LB-UBS Commercial Mortgage
Trust, 5.018%, 2/15/2031	24,339	23,573
LB-UBS Commercial Mortgage
Trust, 5.084%, 2/15/2031	25,000	21,833
LB-UBS Commercial Mortgage
Trust, 5.139%, 2/15/2031	20,000	15,860

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	17

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	$20,000	$14,745
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	100,000	72,179
LB-UBS Commercial
Mortgage Trust, 5.866%, 9/15/2045	50,000	35,538
Merrill Lynch,
5.378%, 8/12/2048	100,000	74,228
Merrill Lynch Mortgage
Trust, 5.242%, 11/12/2037	50,000	41,415
Morgan Stanley Capital I,
5.208%, 11/14/2042	25,000	20,364
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	78,358
Morgan Stanley Capital I,
6.909%, 6/3/2030	150,000	149,909
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	50,000	50,286
Salomon Brothers Mortgage
Securities VII, 7.455%, 7/18/2033	20,746	20,702
Wachovia Bank Commercial
Mortgage Trust, 4.867%, 2/15/2035	100,000	89,250
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	50,771	49,214
Wachovia Bank Commercial
Mortgage Trust, 5.308%, 11/15/2048	75,000	56,432
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	43,567
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	15,718

Total Commercial
Mortgage-Backed Securities–(Identified Cost $3,068,325)		2,472,349

Municipal Bonds–0.1%
State of Connecticut,
5.850%, 3/15/2032	25,000	23,392
State of Illinois, 4.950%,
6/1/2023	25,000	23,015
State of Illinois Taxable,
5.100%, 6/1/2033	25,000	21,974

Total Municipal Bonds–
(Identified Cost $74,266)		68,381

	Shares

Mutual Fund–2.9%
AIM Prime Fund (At Net
Asset Value)	$1,881,338	1,881,338

Total Investments–102.1%
(Identified Cost $64,244,890)		65,226,640

Other Assets & Liabilities–Net–(2.1)%		(1,361,143)

Total Net Assets–100.0%		$63,865,497

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At December 31, 2008, this security amounted to $98,596 which represents 0.2% of total net assets.

18	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–98.8%
Consumer Discretionary–10.1%
[1]99 Cents Only Stores	200	$2,186

A.H. Belo Corp.	50	109

Aaron Rents, Inc.	221	5,883

Abercrombie & Fitch Co.	396	9,136

1ACCO Brands Corp.	160	552

Advance Auto Parts, Inc.	400	13,460

[1]Aeropostale, Inc.	255	4,105

1AFC Enterprises, Inc.	100	469

[1]Amazon.com, Inc.	1,360	69,741

Ambassadors Group, Inc.	100	920

American Axle & Manufacturing
Holdings, Inc.	200	578
American Eagle Outfitters, Inc.	684	6,402

American Greetings Corp.	200	1,514

Ameristar Casinos, Inc.	158	1,365

Andersons, Inc.	100	1,648

[1]AnnTaylor Stores Corp.	270	1,558

ArvinMeritor, Inc.	200	570

Asbury Automotive Group, Inc.	100	457

[1]Ascent Media Corp.	50	1,092

1ATC Technology Corp.	100	1,463

Autoliv, Inc.	300	6,438

[1]AutoNation, Inc.	463	4,574

[1]AutoZone, Inc.	197	27,476

[1]Avis Budget Group, Inc.	288	202

[1]Bare Escentuals, Inc.	200	1,046

Barnes & Noble, Inc.	226	3,390

[1]Beacon Roofing Supply, Inc.	175	2,429

[1]Beazer Homes USA, Inc.	88	139

Bebe Stores, Inc.	100	747

[1]Bed Bath & Beyond, Inc.	1,079	27,428

Belo Corp.	250	390

Best Buy Co., Inc.	1,486	41,771

Big 5 Sporting Goods Corp.	100	521

[1]Big Lots, Inc.	370	5,361

1BJ’s Wholesale Club, Inc.	253	8,668

Black & Decker Corp.	227	9,491

[1]Blockbuster, Inc.	300	378

[1]Blue Nile, Inc.	100	2,449

Blyth, Inc.	100	784

Bob Evans Farms, Inc.	90	1,839

[1]Borders Group, Inc.	100	40

BorgWarner, Inc.	460	10,014

Boyd Gaming Corp.	158	747

[1]Brightpoint, Inc.	105	457

Brinker International, Inc.	385	4,058

[1]Brocade Communications
Systems, Inc.	1,495	4,186
Brown Shoe Co., Inc.	130	1,101

Brunswick Corp.	299	1,259

Buckle, Inc.	150	3,273

[1]Buffalo Wild Wings, Inc.	100	2,565

Burger King Holdings, Inc.	400	9,552

[1]Cabela’s, Inc.	94	548

Cablevision Systems Corp.	947	15,947

[1]California Pizza Kitchen, Inc.	150	1,608

Callaway Golf Co.	220	2,044

[1]Carmax, Inc.	758	5,973

Carnival Corp.	1,900	46,208

[1]Carter’s, Inc.	260	5,008

Cato Corp.	100	1,510

CBS Corp.	2,457	20,123

1CEC Entertainment, Inc.	150	3,638

Centex Corp.	435	4,628

[1]Champion Enterprises, Inc.	210	118

[1]Charlotte Russe Holding, Inc.	100	649

[1]Charming Shoppes, Inc.	250	610

[1]Charter Communications, Inc.	1,200	98

[1]Cheesecake Factory, Inc.	270	2,727

[1]Chico’s FAS, Inc.	499	2,086

[1]Childrens Place Retail Stores,
Inc.	130	2,818
[1]Chipotle Mexican Grill, Inc.,
Class A	42	2,603

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	19

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Chipotle Mexican Grill, Inc.,
Class B	60	$3,437
Choice Hotels International, Inc.	100	3,006

Christopher & Banks Corp.	100	560

Churchill Downs, Inc.	100	4,042

Cinemark Holdings, Inc.	200	1,486

[1]Citadel Broadcasting Corp.	395	63

CKE Restaurants, Inc.	200	1,736

1CKX, Inc.	200	734

[1]Clear Channel Outdoor
Holdings, Inc.	100	615
[1]Coach, Inc.	1,500	31,155

[1]Coldwater Creek, Inc.	175	499

[1]Collective Brands, Inc.	180	2,110

Columbia Sportswear Co.	55	1,945

Comcast Corp., Class A	8,100	136,728

Comcast Corp., Special
Class A	3,700	59,755
Cooper Tire & Rubber Co.	210	1,294

[1]Copart, Inc.	300	8,157

Costco Wholesale Corp.	1,800	94,500

[1]Cox Radio, Inc.	100	601

Cracker Barrel Old Country
Store, Inc.	107	2,203
1CROCS, Inc.	302	374

1CTC Media, Inc.	200	960

D.R. Horton, Inc.	1,377	9,735

Darden Restaurants, Inc.	500	14,090

[1]Deckers Outdoor Corp.	37	2,955

[1]Dick’s Sporting Goods, Inc.	286	4,035

Dillard’s, Inc.	243	965

DineEquity, Inc.	30	347

1DIRECTV Group, Inc.	2,576	59,016

[1]Discovery Communications,
Inc., Ser. A	500	7,080
[1]Discovery Communications,
Inc., Ser. C	500	6,695

1DISH Network Corp.	809	8,972

[1]Dolby Laboratories, Inc.	200	6,552

[1]Dollar Tree, Inc.	431	18,016

[1]Domino’s Pizza, Inc.	152	716

[1]DreamWorks Animation SKG,
Inc.	260	6,568
[1]Dress Barn, Inc.	200	2,148

1DSW, Inc.	100	1,246

1DTS, Inc.	100	1,835

Eastman Kodak Co.	1,063	6,995

Entercom Communications
Corp.	60	74
[1]Entravision Communications
Corp.	200	312
Ethan Allen Interiors, Inc.	150	2,156

EW Scripps Co.	120	265

[1]Exide Technologies	200	1,058

[1]Expedia, Inc.	719	5,925

Family Dollar Stores, Inc.	584	15,225

Federal Signal Corp.	100	821

Finish Line, Inc.	93	521

[1]Fleetwood Enterprises, Inc.	200	20

Foot Locker, Inc.	604	4,433

[1]Ford Motor Co.	7,924	18,146

Fortune Brands, Inc.	600	24,768

[1]Fossil, Inc.	180	3,006

Fred’s, Inc.	100	1,076

[1]Fuel Systems Solutions, Inc.	100	3,276

Furniture Brands International,
Inc.	80	177
[1]GameStop Corp., Class A	632	13,689

Gannett Co., Inc.	850	6,800

Gap, Inc.	2,230	29,860

Garmin Ltd.	437	8,377

[1]Gaylord Entertainment Co.	194	2,103

General Motors Corp.	2,119	6,781

[1]Genesco, Inc.	100	1,692

Gentex Corp.	573	5,060

[1]GeoEye, Inc.	100	1,923

[1]Goodyear Tire & Rubber Co.	900	5,373

20	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Group 1 Automotive, Inc.	100	$1,077

1GSI Commerce, Inc.	100	1,052

Guess?, Inc.	200	3,070

[1]Gymboree Corp.	124	3,235

[1]Hanesbrands, Inc.	359	4,577

Harley-Davidson, Inc.	1,100	18,667

Harman International Industries,
Inc.	217	3,630
Harte-Hanks, Inc.	180	1,123

Hasbro, Inc.	513	14,964

Hearst-Argyle Television, Inc.	87	527

[1]Helen of Troy Ltd.	100	1,736

[1]Hertz Global Holdings, Inc.	600	3,042

[1]Hibbett Sports, Inc.	60	943

HNI Corp.	108	1,711

Home Depot, Inc.	7,100	163,442

[1]Hot Topic, Inc.	200	1,854

[1]Hovnanian Enterprises, Inc.	96	165

1HSN, Inc.	136	989

[1]Insight Enterprises, Inc.	180	1,242

Interactive Data Corp.	170	4,192

Interface, Inc.	100	464

[1]Interline Brands, Inc.	100	1,063

International Game Technology	1,200	14,268

International Speedway Corp.	150	4,309

[1]Interpublic Group of Cos., Inc.	1,800	7,128

[1]Interval Leisure Group, Inc.	136	733

[1]inVentiv Health, Inc.	100	1,154

1J. Crew Group, Inc.	200	2,440

[1]Jack in the Box, Inc.	262	5,788

[1]Jakks Pacific, Inc.	100	2,063

JCPenney Co., Inc.	867	17,080

1Jo-Ann Stores, Inc.	100	1,549

John Wiley & Sons, Inc.	170	6,049

Johnson Controls, Inc.	2,600	47,216

Jones Apparel Group, Inc.	322	1,887

[1]Jos A. Bank Clothiers, Inc.	100	2,615

Journal Communications, Inc.	200	490

K-Swiss, Inc.	50	570

KB Home	274	3,732

Kimball International, Inc.	100	861

Knoll, Inc.	106	956

[1]Knology, Inc.	100	516

[1]Kohl’s Corp.	1,202	43,512

[1]Krispy Kreme Doughnuts, Inc.	200	336

La-Z-Boy, Inc.	200	434

[1]Lamar Advertising Co.	284	3,567

Lancaster Colony Corp.	60	2,058

Landry’s Restaurants, Inc.	100	1,160

[1]Las Vegas Sands Corp.	1,388	8,231

[1]Lear Corp.	240	338

Lee Enterprises, Inc.	80	33

Leggett & Platt, Inc.	600	9,114

Lennar Corp.	593	5,141

[1]Liberty Global, Inc.	585	8,880

[1]Liberty Media Corp.–
Entertainment	2,200	38,456
[1]Liberty Media Holding Corp.–
Capital	440	2,072
[1]Liberty Media Holding Corp.–
Interactive	2,204	6,876
[1]Life Time Fitness, Inc.	100	1,295

Limited Brands, Inc.	1,187	11,917

[1]Lions Gate Entertainment Corp.	400	2,200

[1]Live Nation, Inc.	200	1,148

Liz Claiborne, Inc.	302	785

1LKQ Corp.	392	4,571

Lowe’s Cos., Inc.	6,100	131,272

[1]Lululemon Athletica, Inc.	100	793

1M&F Worldwide Corp.	50	773

Macy’s, Inc.	1,756	18,175

Marcus Corp.	100	1,623

Marriott International, Inc.	1,315	25,577

[1]Marvel Entertainment, Inc.	200	6,150

Mattel, Inc.	1,526	24,416

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	21

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Matthews International Corp.	100	$3,668

McClatchy Co.	116	93

McDonald’s Corp.	4,700	292,293

McGraw-Hill Cos., Inc.	1,432	33,208

MDC Holdings, Inc.	200	6,060

Media General, Inc.	40	70

[1]Mediacom Communications
Corp.	200	860
Men’s Wearhouse, Inc.	160	2,166

Meredith Corp.	189	3,236

[1]Meritage Homes Corp.	100	1,217

1MGM Mirage	382	5,256

Modine Manufacturing Co.	60	292

[1]Mohawk Industries, Inc.	288	12,375

Monro Muffler, Inc.	100	2,550

[1]Morgans Hotel Group Co.	100	466

Movado Group, Inc.	100	939

[1]Move, Inc.	300	480

National CineMedia, Inc.	200	2,028

[1]NetFlix, Inc.	160	4,782

New York Times Co.	501	3,672

Newell Rubbermaid, Inc.	1,100	10,758

News Corp., Class A	7,500	68,175

News Corp., Class B	1,803	17,273

Nike, Inc.	1,560	79,560

Nordstrom, Inc.	600	7,986

NutriSystem, Inc.	111	1,619

1NVR, Inc.	16	7,300

O’Charleys, Inc.	100	200

1O’Reilly Automotive, Inc.	555	17,061

[1]Office Depot, Inc.	991	2,953

OfficeMax, Inc.	290	2,216

Omnicom Group, Inc.	1,382	37,203

Orient-Express Hotels Ltd.	200	1,532

[1]Overstock.com, Inc.	100	1,078

Oxford Industries, Inc.	42	368

[1]Pacific Sunwear of California,
Inc.	190	302
[1]Panera Bread Co.	100	5,224

[1]Papa John’s International, Inc.	60	1,106

[1]Penn National Gaming, Inc.	290	6,200

Penske Automotive Group, Inc.	154	1,183

PEP Boys-Manny Moe & Jack	100	413

PetSmart, Inc.	482	8,893

1PF Chang’s China Bistro, Inc.	40	838

Phillips-Van Heusen, Corp.	208	4,187

[1]Pier 1 Imports, Inc.	300	111

[1]Pinnacle Entertainment, Inc.	170	1,306

Polaris Industries, Inc.	160	4,584

Polo Ralph Lauren Corp.	200	9,082

Pool Corp.	180	3,235

[1]Priceline.com, Inc.	171	12,594

Pulte Homes, Inc.	848	9,269

[1]Quiksilver, Inc.	350	644

1R.H. Donnelley Corp.	283	105

RadioShack Corp.	440	5,254

1RC2 Corp.	100	1,067

[1]Red Robin Gourmet Burgers,
Inc.	41	690
Regal Entertainment Group	280	2,859

Regis Corp.	160	2,325

[1]Rent-A-Center, Inc.	200	3,530

[1]Retail Ventures, Inc.	100	347

Ross Stores, Inc.	593	17,630

Royal Caribbean Cruises Ltd.	485	6,669

[1]Ruby Tuesday, Inc.	200	312

Ryland Group, Inc.	206	3,640

[1]Saks, Inc.	553	2,422

Sauer-Danfoss, Inc.	100	875

Scholastic Corp.	133	1,806

[1]School Specialty, Inc.	40	765

[1]Scientific Games Corp.	280	4,911

Scripps Networks Interactive,
Inc.	360	7,920
Sealy Corp.	100	251

22	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Sears Holdings Corp.	277	$10,767

[1]Select Comfort Corp.	175	44

Sherwin-Williams Co.	421	25,155

[1]Shuffle Master, Inc.	60	298

Sinclair Broadcast Group, Inc.	200	620

[1]Sirius XM Radio, Inc.	10,400	1,248

[1]Six Flags, Inc.	300	93

[1]Skechers U.S.A., Inc.	100	1,282

[1]Smith & Wesson Holding Corp.	100	227

Snap-On, Inc.	229	9,018

Sonic Automotive, Inc.	100	398

[1]Sonic Corp.	236	2,872

Speedway Motorsports, Inc.	100	1,611

Stage Stores, Inc.	90	743

[1]Standard-Pacific Corp.	308	548

Stanley Works	290	9,889

Staples, Inc.	2,882	51,645

[1]Starbucks Corp.	2,990	28,285

Starwood Hotels & Resorts
Worldwide, Inc.	900	16,110
[1]Steak N Shake Co.	100	595

[1]Steven Madden Ltd.	54	1,151

Superior Industries
International, Inc.	100	1,052
Talbots, Inc.	100	239

Target Corp.	3,100	107,043

Tempur-Pedic International, Inc.	200	1,418

[1]Tenneco, Inc.	180	531

[1]Texas Roadhouse, Inc.	152	1,178

Thor Industries, Inc.	150	1,977

[1]Ticketmaster	136	873

Tiffany & Co.	500	11,815

Tim Hortons, Inc.	800	23,072

[1]Timberland Co.	170	1,964

Time Warner, Inc.	14,900	149,894

[1]Titan Machinery, Inc.	100	1,406

[1]Tivo, Inc.	300	2,148

TJX Cos., Inc.	1,811	37,252

[1]Toll Brothers, Inc.	619	13,265

Toro Co.	200	6,600

[1]Tractor Supply Co.	179	6,469

[1]True Religion Apparel, Inc.	100	1,244

1TRW Automotive Holdings
Corp.	160	576
Tupperware Brands Corp.	280	6,356

[1]Tween Brands, Inc.	150	648

[1]Under Armour, Inc.	122	2,908

UniFirst Corp.	100	2,969

[1]United Rentals, Inc.	234	2,134

[1]Universal Electronics, Inc.	100	1,622

[1]Urban Outfitters, Inc.	426	6,381

V.F. Corp.	336	18,403

[1]Vail Resorts, Inc.	78	2,075

[1]Viacom, Inc.	2,200	41,932

Virgin Media, Inc.	1,069	5,334

[1]Visteon Corp.	210	74

[1]Volcom, Inc.	100	1,090

WABCO Holdings, Inc.	200	3,158

Wabtec Corp.	170	6,757

Wal-Mart Stores, Inc.	9,900	554,994

Walt Disney Co.	7,400	167,906

[1]Warnaco Group, Inc.	180	3,533

Warner Music Group Corp.	80	242

Washington Post Co.	26	10,146

1WCI Communities, Inc.	50	2

Wendy’s	1,668	8,240

1WESCO International, Inc.	200	3,846

Whirlpool Corp.	308	12,736

Williams-Sonoma, Inc.	288	2,264

Winnebago Industries, Inc.	40	241

1WMS Industries, Inc.	250	6,725

Wolverine World Wide, Inc.	200	4,208

World Wrestling Entertainment,
Inc.	100	1,108
Wyndham Worldwide Corp.	700	4,585

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)

[1]Wynn Resorts Ltd.	231	$9,762

Yum! Brands, Inc.	1,900	59,850

[1]Zale Corp.	170	566

[1]Zumiez, Inc.	100	745

Total Consumer Discretionary		4,066,537

Consumer Staples–9.5%
Alberto-Culver Co.	313	7,672

[1]Alliance One International, Inc.	300	882

Altria Group, Inc.	8,600	129,516

Archer-Daniels-Midland Co.	2,500	72,075

Avon Products, Inc.	1,800	43,254

[1]Boston Beer Co., Inc.	100	2,840

Brown-Forman Corp.	250	12,873

Bunge Ltd.	538	27,852

Cal-Maine Foods, Inc.	100	2,870

Campbell Soup Co.	947	28,419

Casey’s General Stores, Inc.	180	4,099

[1]Central European Distribution
Corp.	200	3,940
[1]Central Garden and Pet Co.	40	234

[1]Central Garden and Pet Co.,
Class A (Non-voting)	80	472
[1]Chattem, Inc.	51	3,648

[1]Chiquita Brands International,
Inc.	178	2,631
Church & Dwight Co., Inc.	280	15,714

Clorox Co.	550	30,558

Coca-Cola Co.	8,700	393,849

Coca-Cola Enterprises, Inc.	1,400	16,842

Colgate-Palmolive Co.	2,080	142,563

ConAgra Foods, Inc.	1,871	30,871

[1]Constellation Brands, Inc.	910	14,351

Corn Products International,
Inc.	351	10,126
CVS Corp.	6,000	172,440

[1]Dean Foods Co.	600	10,782

Del Monte Foods Co.	760	5,426

Diamond Foods, Inc.	100	2,015

1Dr Pepper Snapple Group, Inc.	1,000	16,250

[1]Elizabeth Arden, Inc.	100	1,261

Estee Lauder Cos., Inc.	400	12,384

Flowers Foods, Inc.	400	9,744

General Mills, Inc.	1,429	86,812

[1]Great Atlantic & Pacific Tea Co.	112	702

[1]Green Mountain Coffee
Roasters, Inc.	100	3,870
H.J. Heinz Co.	1,349	50,722

[1]Hain Celestial Group, Inc.	180	3,436

[1]Hansen Natural Corp.	352	11,803

Herbalife Ltd.	150	3,252

Hershey Co.	697	24,214

Hormel Foods Corp.	289	8,982

Ingles Markets, Inc.	100	1,759

J&J Snack Foods Corp.	100	3,588

J.M. Smucker Co.	537	23,284

Kellogg Co.	1,099	48,191

Kimberly-Clark Corp.	1,735	91,504

Kraft Foods, Inc.	6,004	161,207

Kroger Co.	2,543	67,161

Lance, Inc.	100	2,294

Lorillard, Inc.	747	42,093

McCormick & Co., Inc.	533	16,981

Molson Coors Brewing Co.	576	28,178

Nash Finch Co.	100	4,489

1NBTY, Inc.	190	2,974

Nu Skin Enterprises, Inc.	300	3,129

[1]Pantry, Inc.	130	2,789

[1]Peet’s Coffee & Tea, Inc.	100	2,325

Pepsi Bottling Group, Inc.	560	12,606

PepsiAmericas, Inc.	200	4,072

PepsiCo, Inc.	6,500	356,005

[1]PetMed Express, Inc.	100	1,763

Philip Morris International, Inc.	8,600	374,186

[1]Prestige Brands Holdings, Inc.	100	1,055

Procter & Gamble Co.	12,260	757,913

24	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Ralcorp Holdings, Inc.	263	$15,359

Reddy Ice Holdings, Inc.	100	144

[1]Rite Aid Corp.	2,350	729

Ruddick Corp.	200	5,530

Safeway, Inc.	1,905	45,282

[1]Sally Beauty Holdings, Inc.	190	1,081

Sanderson Farms, Inc.	100	3,456

Sara Lee Corp.	3,127	30,613

Seaboard Corp.	1	1,194

Sensient Technologies Corp.	161	3,845

[1]Smart Balance, Inc.	400	2,720

[1]Smithfield Foods, Inc.	459	6,458

Spartan Stores, Inc.	100	2,325

[1]Steiner Leisure Ltd.	100	2,952

SUPERVALU, Inc.	964	14,074

SYSCO Corp.	2,600	59,644

[1]Tejon Ranch Co.	100	2,474

Terra Industries, Inc.	361	6,018

Tootsie Roll Industries, Inc.	106	2,715

[1]TreeHouse Foods, Inc.	100	2,724

Tyson Foods, Inc.	1,130	9,899

[1]United Natural Foods, Inc.	160	2,851

Universal Corp.	109	3,256

1USANA Health Sciences, Inc.	100	3,424

UST, Inc.	644	44,681

Vector Group Ltd.	110	1,498

Walgreen Co.	4,100	101,147

WD-40 Co.	100	2,829

Weis Markets, Inc.	100	3,363

Whole Foods Market, Inc.	489	4,616

[1]Winn-Dixie Stores, Inc.	300	4,830

Total Consumer Staples		3,823,523

Energy–11.6%
[1]Allis-Chalmers Energy, Inc.	100	550

Anadarko Petroleum Corp.	2,000	77,100

Apache Corp.	1,439	107,249

[1]Arena Resources, Inc.	100	2,809

Atlas America, Inc.	100	1,485

1ATP Oil & Gas Corp.	148	866

[1]Atwood Oceanics, Inc.	200	3,056

Baker Hughes, Inc.	1,349	43,262

[1]Basic Energy Services, Inc.	100	1,304

Berry Petroleum Co.	160	1,210

[1]Bill Barrett Corp.	140	2,958

BJ Services Co.	1,315	15,346

1BPZ Resources, Inc.	200	1,280

[1]Brigham Exploration Co.	200	640

[1]Bronco Drilling Co., Inc.	100	646

Cabot Oil & Gas Corp.	459	11,934

[1]Cameron International Corp.	900	18,450

CARBO Ceramics, Inc.	80	2,842

[1]Carrizo Oil & Gas, Inc.	100	1,610

[1]Cheniere Energy, Inc.	160	456

Chesapeake Energy Corp.	2,300	37,191

Chevron Corp.	8,600	636,142

Cimarex Energy Co.	306	8,195

[1]Clayton Williams Energy, Inc.	35	1,590

1CNX Gas Corp.	100	2,730

[1]Complete Production Services,
Inc.	200	1,630

[1]Comstock Resources, Inc.	160	7,560

[1]Concho Resources, Inc.	200	4,564

ConocoPhillips	6,000	310,800

[1]Contango Oil & Gas Co.	66	3,716

[1]Continental Resources, Inc.	200	4,142

Core Laboratories NV	78	4,669

Crosstex Energy, Inc.	119	464

1CVR Energy, Inc.	100	400

[1]Dawson Geophysical Co.	34	606

[1]Delta Petroleum Corp.	200	952

[1]Denbury Resources, Inc.	936	10,221

Devon Energy Corp.	1,800	118,278

Diamond Offshore Drilling, Inc.	253	14,912

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)

[1]Dresser-Rand Group, Inc.	305	$5,261

[1]Dril-Quip, Inc.	100	2,051

El Paso Corp.	3,145	24,625

[1]Encore Acquisition Co.	200	5,104

[1]Energy Partners Ltd.	87	117

ENSCO International, Inc.	623	17,687

EOG Resources, Inc.	1,000	66,580

Equitable Resources, Inc.	500	16,775

[1]Evergreen Energy, Inc.	90	26

1EXCO Resources, Inc.	829	7,511

[1]Exterran Holdings, Inc.	231	4,920

Exxon Mobil Corp.	21,600	1,724,328

[1]Flotek Industries, Inc.	100	252

1FMC Technologies, Inc.	500	11,915

[1]Forest Oil Corp.	300	4,947

Frontier Oil Corp.	353	4,458

[1]Global Industries Ltd.	330	1,152

1GMX Resources, Inc.	100	2,532

[1]Goodrich Petroleum Corp.	90	2,696

Gulf Island Fabrication, Inc.	100	1,441

[1]GulfMark Offshore, Inc.	100	2,379

[1]Gulfport Energy Corp.	100	395

Halliburton Co.	3,800	69,084

[1]Harvest Natural Resources, Inc.	100	430

[1]Helix Energy Solutions Group,
Inc.	297	2,150
Helmerich & Payne, Inc.	400	9,100

[1]Hercules Offshore, Inc.	300	1,425

Hess Corp.	1,260	67,586

Holly Corp.	211	3,847

[1]Hornbeck Offshore Services,
Inc.	100	1,634
1ION Geophysical Corp.	300	1,029

[1]Key Energy Services, Inc.	700	3,087

Lufkin Industries, Inc.	56	1,932

Marathon Oil Corp.	2,900	79,344

[1]Mariner Energy Inc.	300	3,060

[1]Matrix Service Co.	100	767

1McMoRan Exploration Co.	200	1,960

Murphy Oil Corp.	751	33,307

[1]Nabors Industries Ltd.	1,100	13,167

1NATCO Group, Inc.	100	1,518

[1]National Oilwell Varco, Inc.	1,843	45,043

[1]Newfield Exploration Co.	591	11,672

[1]Newpark Resources, Inc.	300	1,110

Noble Corp.	1,097	24,233

Noble Energy, Inc.	722	35,537

Occidental Petroleum Corp.	3,400	203,966

[1]Oceaneering International, Inc.	180	5,245

[1]Oil States International, Inc.	183	3,420

[1]Oilsands Quest, Inc.	600	438

[1]Pacific Ethanol, Inc.	100	44

[1]Parallel Petroleum Corp.	82	165

[1]Parker Drilling Co.	470	1,363

Patterson-UTI Energy, Inc.	577	6,641

Penn Virginia Corp.	160	4,157

[1]Petroleum Development Corp.	50	1,204

[1]PetroQuest Energy, Inc.	200	1,352

[1]Pioneer Drilling Co.	171	953

Pioneer Natural Resources Co.	450	7,281

[1]Plains Exploration & Production
Co.	438	10,179
Precision Drilling Trust	91	764

[1]Pride International, Inc.	700	11,186

[1]Quicksilver Resources, Inc.	400	2,228

Range Resources Corp.	652	22,422

[1]Rosetta Resources, Inc.	208	1,473

Rowan Cos., Inc.	399	6,344

RPC, Inc.	100	976

[1]SandRidge Energy, Inc.	300	1,845

Schlumberger Ltd.	5,000	211,650

1SEACOR Holdings, Inc.	80	5,332

Smith International, Inc.	962	22,020

St. Mary Land & Exploration Co.	216	4,387

26	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)

[1]Stone Energy Corp.	156	$1,719

Sunoco, Inc.	533	23,164

[1]Superior Energy Services	300	4,779

[1]Superior Well Services, Inc.	100	1,000

[1]Swift Energy Co.	140	2,353

1T-3 Energy Services, Inc.	58	548

Tesoro Corp.	505	6,651

[1]Tetra Technologies, Inc.	220	1,069

Tidewater, Inc.	200	8,054

[1]Transocean Ltd.	1,380	65,205

[1]Trico Marine Services, Inc.	100	447

[1]Ultra Petroleum Corp.	653	22,535

[1]Unit Corp.	212	5,665

[1]Vaalco Energy, Inc.	400	2,976

Valero Energy Corp.	2,300	49,772

[1]Venoco, Inc.	100	271

W&T Offshore, Inc.	113	1,618

[1]Warren Resources, Inc.	200	398

[1]Weatherford International Ltd.	2,800	30,296

Western Refining, Inc.	100	776

[1]Whiting Petroleum Corp.	150	5,019

[1]Willbros Group, Inc.	200	1,694

Williams Cos., Inc.	2,544	36,837

XTO Energy, Inc.	2,300	81,121

Total Energy		4,673,991

Financials–15.1%
[2]Acadia Realty Trust	100	1,427

ACE Ltd.	1,395	73,823

Advanta Corp.	81	169

[1]Affiliated Managers Group, Inc.	140	5,869

AFLAC, Inc.	2,000	91,680

[1,2]Alexander’s, Inc.	8	2,039

[2]Alexandria Real Estate Equities,
Inc.	106	6,396

[1]Alleghany Corp.	19	5,358

Allied Capital Corp.	700	1,883

Allied World Assurance Holdings
Ltd.	200	8,120
Allstate Corp.	2,100	68,796

2AMB Property Corp.	462	10,820

AMBAC Financial Group, Inc.	1,089	1,416

AMCORE Financial, Inc.	112	405

[2]American Campus Communities,
Inc.	216	4,424
American Capital Ltd.	802	2,598

American Equity Investment Life
Holding Co.	200	1,400
American Express Co.	4,300	79,765

American Financial Group, Inc.	300	6,864

American International Group,
Inc.	10,000	15,700
American Physicians Capital, Inc.	100	4,810

[1]AmeriCredit Corp.	364	2,781

Ameriprise Financial, Inc.	942	22,005

[1]Amerisafe, Inc.	100	2,053

Amtrust Financial Services, Inc.	100	1,160

Anchor BanCorp Wisconsin, Inc.	100	276

Annaly Mortgage Management,
Inc.	2,400	38,088
[2]Anthracite Capital, Inc.	200	446

[2]Anworth Mortgage Asset Corp.	200	1,286

AON Corp.	1,100	50,248

[2]Apartment Investment &
Management Co.	436	5,036
Apollo Investment Corp.	507	4,720

[2]Arbor Realty Trust, Inc.	130	384

[1]Arch Capital Group Ltd.	205	14,370

Ares Capital Corp.	364	2,304

[1]Argo Group International
Holdings Ltd.	145	4,918
Arthur J. Gallagher & Co.	433	11,219

[2]Ashford Hospitality Trust, Inc.	300	345

Aspen Insurance Holdings Ltd.	300	7,275

Associated Banc-Corp	500	10,465

Assurant, Inc.	550	16,500

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)

Assured Guaranty Ltd.	190	$2,166

Astoria Financial Corp.	340	5,603

[2]AvalonBay Communities, Inc.	290	17,568

Axis Capital Holdings Ltd.	558	16,249

BancorpSouth, Inc.	332	7,756

Bank Mutual Corp.	200	2,308

Bank of America Corp.	20,400	287,232

Bank of Hawaii Corp.	200	9,034

Bank of New York Mellon Corp.	4,800	135,984

Bank of the Ozarks, Inc.	100	2,964

BankAtlantic Bancorp, Inc.	40	232

[1]Bankrate, Inc.	100	3,800

Banner Corp.	21	198

BB&T Corp.	2,235	61,373

[1]Beneficial Mutual Bancorp, Inc.	200	2,250

[1]Berkshire Hathaway, Inc.	43	138,202

Berkshire Hills Bancorp, Inc.	76	2,345

[2]BioMed Realty Trust, Inc.	300	3,516

BlackRock Kelso Capital Corp.	217	2,140

BOK Financial Corp.	96	3,878

Boston Private Financial
Holdings, Inc.	160	1,094
[2]Boston Properties, Inc.	534	29,370

[2]Brandywine Realty Trust	300	2,313

2BRE Properties, Inc.	200	5,596

Broadridge Financial Solutions,
Inc.	544	6,822
Brookdale Senior Living, Inc.	104	580

Brookline Bancorp, Inc.	190	2,024

Brown & Brown, Inc.	524	10,952

Calamos Asset Management,
Inc.	76	562
[2]Camden Property Trust	230	7,208

Capital City Bank Group, Inc.	100	2,724

Capital One Financial Corp.	1,600	51,024

[2]Capital Trust, Inc.	10	36

CapitalSource, Inc.	600	2,772

Capitol Bancorp Ltd.	100	780

Capitol Federal Financial	60	2,736

[2]CapLease, Inc.	100	173

[2]Capstead Mortgage Corp.	200	2,154

Cascade Bancorp	100	675

Cash America International, Inc.	95	2,598

Cathay General Bancorp	200	4,750

1CB Richard Ellis Group, Inc.	700	3,024

1CBIZ, Inc.	200	1,730

2CBL & Associates Properties,
Inc.	234	1,521
[2]Cedar Shopping Centers, Inc.	100	708

Central Pacific Financial Corp.	60	602

Charles Schwab Corp.	4,100	66,297

Chemical Financial Corp.	100	2,788

[2]Chimera Investment Corp.	900	3,105

Chubb Corp.	1,500	76,500

Cincinnati Financial Corp.	637	18,518

CIT Group, Inc.	1,128	5,121

Citigroup, Inc.	22,600	151,646

Citizens Banking Corp.	207	617

[1]Citizens, Inc.	200	1,940

City Holding Co.	100	3,478

City National Corp.	152	7,402

CME Group, Inc.	264	54,941

Cohen & Steers, Inc.	100	1,099

Colonial BancGroup, Inc.	700	1,449

[2]Colonial Properties Trust	163	1,358

Columbia Banking System, Inc.	100	1,193

Comerica, Inc.	682	13,538

Commerce Bancshares, Inc.	325	14,284

Community Bank System, Inc.	90	2,195

Community Trust Bancorp, Inc.	80	2,940

[1]CompuCredit Corp.	100	553

[1]Conseco, Inc.	699	3,621

[2]Corporate Office Properties
Trust SBI MD	170	5,219

28	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[1]Corrections Corp. of America	518	$8,474

Corus Bankshares, Inc.	60	67

[2]Cousins Properties, Inc.	190	2,632

Crystal River Capital, Inc.	100	54

Cullen/Frost Bankers, Inc.	202	10,237

CVB Financial Corp.	337	4,010

DCT Industrial Trust, Inc.	600	3,036

Delphi Financial Group	175	3,227

[2]Developers Diversified Realty
Corp.	430	2,098
[2]DiamondRock Hospitality Co.	400	2,028

[2]Digital Realty Trust, Inc.	300	9,855

Dime Community Bancshares	180	2,394

Discover Financial Services	1,797	17,125

Douglas Emmett, Inc.	400	5,224

[2]Duke Realty Corp.	551	6,039

2DuPont Fabros Technology,
Inc.	100	207
1E*Trade Financial Corp.	1,800	2,070

East West Bancorp, Inc.	182	2,907

[2]EastGroup Properties, Inc.	80	2,846

Eaton Vance Corp.	474	9,959

Employers Holdings, Inc.	200	3,300

Endurance Specialty Holdings
Ltd.	228	6,961
[1]Enstar Group Ltd.	31	1,833

[2]Entertainment Properties Trust	100	2,980

[2]Equity Lifestyle Properties, Inc.	100	3,836

[2]Equity One, Inc.	90	1,593

[2]Equity Residential	1,200	35,784

Erie Indemnity Co.	108	4,064

[2]Essex Property Trust, Inc.	119	9,133

[1]Euronet Worldwide, Inc.	88	1,022

Everest Re Group Ltd.	250	19,035

[2]Extra Space Storage, Inc.	300	3,096

1EZCORP, Inc.	100	1,521

Fannie Mae	3,900	2,964

FBL Financial Group, Inc.	100	1,545

1FCStone Group, Inc.	100	443

[2]Federal Realty Investment Trust	290	18,003

Federated Investors, Inc.	321	5,444

[2]FelCor Lodging Trust, Inc.	140	258

Fidelity National Financial, Inc.	920	16,330

Fidelity National Information
Services, Inc.	908	14,773
Fifth Third Bancorp	2,153	17,784

Financial Federal Corp.	75	1,745

First American Corp.	365	10,545

First BanCorp	320	3,565

First Busey Corp.	100	1,824

[1]First Cash Financial Services,
Inc.	100	1,906
First Citizens BancShares, Inc.	10	1,528

First Commonwealth Financial
Corp.	206	2,550
First Financial Bancorp	200	2,478

First Financial Bankshares, Inc.	100	5,521

First Financial Corp.	40	1,640

First Financial Holdings, Inc.	100	2,024

First Horizon National Corp.	839	8,870

[2]First Industrial Realty Trust, Inc.	171	1,291

[1]First Marblehead Corp.	175	226

First Merchants Corp.	130	2,887

First Midwest Bancorp, Inc.	190	3,794

First Niagara Financial Group,
Inc.	400	6,468
[2]First Potomac Realty Trust	100	930

[1]FirstFed Financial Corp.	30	53

FirstMerit Corp.	300	6,177

[1]Flagstar Bancorp, Inc.	100	71

Flagstone Reinsurance Holdings
Ltd.	100	977
FNB Corp.	350	4,620

Forest City Enterprises, Inc.	245	1,642

[1]Forestar Real Estate Group, Inc.	200	1,904

1FPIC Insurance Group, Inc.	100	4,378

Franklin Resources, Inc.	670	42,733

US Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Franklin Street Properties Corp.	261	$3,850

Freddie Mac	2,435	1,778

[1,2]Friedman, Billings, Ramsey
Group, Inc.	200	34
Frontier Financial Corp.	120	523

Fulton Financial Corp.	725	6,974

1FX Real Estate and
Entertainment, Inc.	40	6
GAMCO Investors, Inc.	60	1,639

[2]General Growth Properties, Inc.	846	1,091

Genworth Financial, Inc.	1,561	4,418

[2]Getty Realty Corp.	120	2,527

GFI Group, Inc.	256	906

Glacier Bancorp, Inc.	190	3,614

[2]Glimcher Realty Trust	100	281

Goldman Sachs Group, Inc.	1,630	137,556

[2]Gramercy Capital Corp.	136	174

Greenhill & Co., Inc.	56	3,907

[1]Greenlight Capital Re Ltd. Cl A	100	1,299

[1]Guaranty Bancorp	100	200

[1]Guaranty Financial Group, Inc.	200	522

Hancock Holding Co.	160	7,274

Hanmi Financial Corp.	100	206

Hanover Insurance Group, Inc.	216	9,282

Harleysville Group, Inc.	100	3,473

Harleysville National Corp.	100	1,444

Hartford Financial Services
Group, Inc.	1,200	19,704
[2]Hatteras Financial Corp.	100	2,660

HCC Insurance Holdings, Inc.	524	14,017

[2]Health Care Property Investors,
Inc.	1,093	30,353
[2]Health Care REIT, Inc.	436	18,399

[2]Healthcare Realty Trust, Inc.	275	6,457

[2]Highwoods Properties, Inc.	290	7,934

[1]Hilltop Holdings, Inc.	100	974

Home Bancshares, Inc.	100	2,695

[2]Home Properties, Inc.	160	6,496

Horace Mann Educators Corp.	120	1,103

[2]Hospitality Properties Trust	378	5,621

[2]Host Hotels & Resorts, Inc.	2,012	15,231

2HRPT Properties Trust	1,000	3,370

Hudson City Bancorp, Inc.	1,934	30,867

Huntington Bancshares, Inc.	1,438	11,015

IBERIABANK Corp.	60	2,880

Independent Bank Corp.	90	2,354

Infinity Property & Casualty Corp.	50	2,337

[2]Inland Real Estate Corp.	150	1,947

Integra Bank Corp.	33	45

[1]Interactive Brokers Group, Inc.	200	3,578

[1]IntercontinentalExchange, Inc.	200	16,488

International Bancshares Corp.	200	4,366

Invesco Ltd. Com	1,700	24,548

[1]Investment Technology Group, Inc.	189	4,294

[1]Investors Bancorp, Inc.	200	2,686

[2]Investors Real Estate Trust	330	3,534

IPC Holdings Ltd.	180	5,382

[2]iStar Financial, Inc.	469	1,046

Jackson Hewitt Tax Service,
Inc.	60	941
Janus Capital Group, Inc.	600	4,818

Jefferies Group, Inc.	456	6,411

Jones Lang LaSalle, Inc.	140	3,878

JPMorgan Chase & Co.	15,300	482,409

1KBW, Inc.	100	2,300

KeyCorp	2,300	19,596

[2]Kilroy Realty Corp.	126	4,216

[2]Kimco Realty Corp.	1,033	18,883

[2]Kite Realty Group Trust	100	556

[1]Knight Capital Group, Inc.	370	5,976

1LaBranche & Co., Inc.	300	1,437

2LaSalle Hotel Properties	159	1,757

Legg Mason, Inc.	568	12,445

[1]Leucadia National Corp.	900	17,820

[2]Lexington Corporate Properties
Trust	230	1,150

30	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Liberty Property Trust	400	$9,132

Lincoln National Corp.	1,005	18,934

Loews Corp.	1,414	39,945

2LTC Properties, Inc.	100	2,028

M&T Bank Corp.	300	17,223

[2]Macerich Co.	291	5,285

[2]Mack-Cali Realty Corp.	288	7,056

[1,2]Maguire Properties, Inc.	80	117

[1]Markel Corp.	39	11,661

Marsh & McLennan Cos., Inc.	2,245	54,486

Marshall & Ilsley Corp.	944	12,876

Max Capital Group, Ltd.	180	3,186

MB Financial, Inc.	100	2,795

1MBIA, Inc.	727	2,959

MCG Capital Corp.	200	142

[2]Medical Properties Trust, Inc.	300	1,893

Mercury General Corp.	100	4,599

Merrill Lynch & Co., Inc.	6,400	74,496

MetLife, Inc.	3,246	113,156

1MF Global Ltd.	400	816

2MFA Mortgage Investments,
Inc.	978	5,760
MGIC Investment Corp.	490	1,705

[2]Mid-America Apartment
Communities, Inc.	170	6,317
Montpelier Re Holdings Ltd.	310	5,205

Moody’s Corp.	900	18,081

Morgan Stanley	4,100	65,764

[1]Morningstar, Inc.	100	3,550

1MSCI, Inc.	300	5,328

1NASDAQ Stock Market, Inc.	574	14,184

National City Corp.	2,692	4,873

National Financial Partners
Corp.	150	456
[2]National Health Investors, Inc.	100	2,743

National Penn Bancshares, Inc.	306	4,440

[2]National Retail Properties, Inc.	270	4,641

National Western Life
Insurance Co.	10	1,692
Nationwide Financial Services	200	10,442

[2]Nationwide Health Properties,
Inc.	431	12,378
[1]Navigators Group, Inc.	100	5,491

NBT Bancorp, Inc.	85	2,377

New York Community
Bancorp, Inc.	1,394	16,672
NewAlliance Bancshares, Inc.	400	5,268

[2]Newcastle Investment Corp.	100	84

Northern Trust Corp.	818	42,651

[2]NorthStar Realty Finance
Corp.	100	391
Northwest Bancorp, Inc.	100	2,138

NYSE Euronext	561	15,360

[1]Ocwen Financial Corp.	100	918

Odyssey Re Holdings Corp.	100	5,181

Old National Bancorp	228	4,140

Old Republic International
Corp.	838	9,989
Omega Healthcare Investors,
Inc.	249	3,977
OneBeacon Insurance Group
Ltd.	100	1,044
optionsXpress Holdings, Inc.	200	2,672

Oriental Financial Group, Inc.	100	605

Pacific Capital Bancorp	200	3,376

PacWest Bancorp	150	4,035

Park National Corp.	60	4,305

[2]Parkway Properties, Inc.	45	810

PartnerRe Ltd.	190	13,541

[2]Pennsylvania Real Estate
Investment Trust	160	1,192
People’s United Financial, Inc.	1,596	28,457

Phoenix Cos., Inc.	380	1,243

[1]Pico Holdings, Inc.	100	2,658

[1]Pinnacle Financial Partners,
Inc.	100	2,981
[1]Piper Jaffray Cos.	140	5,566

Platinum Underwriters Holdings
Ltd.	180	6,494

US Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Plum Creek Timber Co., Inc.	750	$26,055

PMI Group, Inc.	270	527

PNC Financial Services Group,
Inc.	1,470	72,030
Popular, Inc.	948	4,892

[1]Portfolio Recovery Associates,
Inc.	47	1,590
[2]Post Properties, Inc.	172	2,838

Presidential Life Corp.	100	989

Principal Financial Group, Inc.	1,053	23,766

PrivateBancorp, Inc.	100	3,246

[1]ProAssurance Corp.	150	7,917

Progressive Corp.	2,800	41,468

[2]ProLogis	1,052	14,612

Prospect Capital Corp.	200	2,394

Prosperity Bancshares, Inc.	200	5,918

Protective Life Corp.	300	4,305

Provident Bankshares Corp.	80	773

Provident Financial Services, Inc.	150	2,295

Provident New York Bancorp	230	2,852

Prudential Financial, Inc.	1,770	53,560

2PS Business Parks, Inc.	74	3,305

[2]Public Storage, Inc.	554	44,043

Radian Group, Inc.	286	1,052

2RAIT Investment Trust	100	260

[2]Ramco-Gershenson Properties
Trust	35	216
Raymond James Financial, Inc.	418	7,160

[2]Realty Income Corp.	408	9,445

[2]Redwood Trust, Inc.	140	2,087

[2]Regency Centers Corp.	300	14,010

Regions Financial Corp.	2,845	22,646

Reinsurance Group of America,
Inc.	300	12,846
RenaissanceRe Holdings Ltd.	300	15,468

Renasant Corp.	100	1,703

[1]Riskmetrics Group, Inc.	200	2,978

RLI Corp.	100	6,116

S&T Bancorp, Inc.	100	3,550

Safety Insurance Group, Inc.	100	3,806

Sandy Spring Bancorp, Inc.	90	1,965

[2]Saul Centers, Inc.	54	2,133

SCBT Financial Corp.	100	3,450

SEI Investments Co.	560	8,798

Selective Insurance Group	218	4,999

[2]Senior Housing Properties Trust	462	8,279

[1]Signature Bank	170	4,877

Simmons First National Corp.	100	2,947

[2]Simon Property Group, Inc.	936	49,730

2SL Green Realty Corp.	230	5,957

1SLM Corp.	1,900	16,910

South Financial Group, Inc.	207	894

[1]Sovereign Bancorp, Inc.	2,000	5,960

[2]Sovran Self Storage, Inc.	70	2,520

1St. Joe Co.	405	9,850

StanCorp Financial Group, Inc.	200	8,354

State Auto Financial Corp.	100	3,006

[3]State Street Corp.	1,800	70,794

StellarOne Corp.	100	1,690

Sterling Bancshares, Inc.	150	912

Sterling Financial Corp. (WA)	290	2,552

Stewart Information Services
Corp.	40	940
[1]Stifel Financial Corp.	150	6,877

[2]Strategic Hotels & Resorts, Inc.	234	393

Student Loan Corp.	10	410

[2]Sun Communities, Inc.	120	1,680

[2]Sunstone Hotel Investors, Inc.	190	1,176

SunTrust Banks, Inc.	1,431	42,272

Susquehanna Bancshares, Inc.	428	6,809

1SVB Financial Group	155	4,066

SWS Group, Inc.	100	1,895

Synovus Financial Corp.	1,300	10,790

T. Rowe Price Group, Inc.	1,078	38,204

[2]Tanger Factory Outlet Centers,
Inc.	190	7,148

32	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Taubman Centers, Inc.	210	$5,347

TCF Financial Corp.	597	8,155

1TD Ameritrade Holding Corp.	1,078	15,361

[1]Texas Capital Bancshares, Inc.	100	1,336

TFS Financial Corp.	500	6,450

[1,2]Thornburg Mortgage, Inc.	52	8

Tompkins Trustco, Inc.	45	2,608

Torchmark Corp.	361	16,137

Tower Group, Inc.	100	2,821

TowneBank	100	2,479

Transatlantic Holdings, Inc.	99	3,966

Travelers Cos., Inc.	2,500	113,000

[1]Tree.com, Inc.	22	57

Trico Bancshares	100	2,497

TrustCo Bank Corp. NY	240	2,282

Trustmark Corp.	200	4,318

2U-Store-It Trust	110	490

U.S. Bancorp	7,200	180,072

UCBH Holdings, Inc.	430	2,958

UMB Financial Corp.	180	8,845

Umpqua Holdings Corp.	190	2,749

Union Bankshares Corp.	90	2,232

[1]United America Indemnity Ltd.	100	1,281

United Bankshares, Inc.	180	5,980

United Community Banks, Inc.	81	1,095

United Dominion Realty Trust,
Inc.	504	6,950
United Fire & Casualty Co.	100	3,107

Unitrin, Inc.	200	3,188

[1]Universal American Financial
Corp.	100	882
[2]Universal Health Realty Income
Trust	30	987
Univest Corp. of Pennsylvania	100	3,214

UnumProvident Corp.	1,400	26,040

[2]Urstadt Biddle Properties, Inc.	180	2,867

Valley National Bancorp	500	10,125

[2]Ventas, Inc.	591	19,840

Visa, Inc.	1,900	99,655

[2]Vornado Realty Trust	598	36,089

W Holding Co., Inc.	4	41

W.R. Berkley Corp.	651	20,181

Wachovia Corp.	9,000	49,860

Waddell & Reed Financial, Inc.	320	4,947

Walter Industries, Inc.	187	3,274

Washington Federal, Inc.	330	4,937

Washington Mutual, Inc.	3,330	72

[2]Washington Real Estate
Investment Trust	200	5,660
Washington Trust Bancorp, Inc.	110	2,173

Webster Financial Corp.	224	3,087

[2]Weingarten Realty Investors	295	6,104

Wells Fargo & Co.	14,700	433,356

WesBanco, Inc.	100	2,721

West Coast Bancorp	110	725

Westamerica BanCorp.	100	5,115

Western Union Co.	3,190	45,745

White Mountains Insurance
Group Ltd.	34	9,082
Whitney Holding Corp.	190	3,038

Willis Group Holdings Ltd.	747	18,585

Wilmington Trust Corp.	230	5,115

Wintrust Financial Corp.	50	1,029

[1]World Acceptance Corp.	45	889

XL Capital Ltd.	1,200	4,440

Zenith National Insurance Corp.	140	4,420

Zions BanCorp.	470	11,520

Total Financials		6,054,758

Health Care–14.0%
[1]Abaxis, Inc.	100	1,603

Abbott Laboratories	6,400	341,568

[1]Abiomed, Inc.	100	1,642

[1]Abraxis Bioscience, Inc.	35	2,307

[1]Accuray, Inc.	195	1,006

[1]Acorda Therapeutics, Inc.	100	2,051

[1]Advanced Medical Optics, Inc.	239	1,580

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Advisory Board Co.	40	$892

Aetna, Inc.	1,960	55,860

[1]Affymetrix, Inc.	193	577

[1]Air Methods Corp.	100	1,599

[1]Albany Molecular Research, Inc.	100	974

[1]Alexion Pharmaceuticals, Inc.	354	12,811

[1]Align Technology, Inc.	200	1,750

[1]Alkermes, Inc.	310	3,302

Allergan, Inc.	1,340	54,029

[1]Allos Therapeutics, Inc.	300	1,836

[1]Alnylam Pharmaceuticals, Inc.	100	2,473

1AMAG Pharmaceuticals, Inc.	100	3,585

[1]Amedisys, Inc.	133	5,498

[1]American Medical Systems
Holdings, Inc.	290	2,607
[1]American Oriental
Bioengineering, Inc.	200	1,358
1AMERIGROUP Corp.	180	5,314

AmerisourceBergen Corp.	720	25,675

[1]Amgen, Inc.	4,400	254,100

1AMN Healthcare Services, Inc.	100	846

1AmSurg Corp.	100	2,334

[1]Amylin Pharmaceuticals, Inc.	526	5,707

[1]Arena Pharmaceuticals, Inc.	120	500

[1]Array Biopharma, Inc.	200	810

[1]ArthroCare Corp.	140	668

[1]Assisted Living Concepts, Inc.	200	830

[1]Auxilium Pharmaceuticals, Inc.	200	5,688

Baxter International, Inc.	2,600	139,334

Beckman Coulter, Inc.	320	14,061

Becton Dickinson & Co.	1,000	68,390

[1]Bio-Rad Laboratories, Inc.	70	5,272

[1]Biogen Idec, Inc.	1,200	57,156

[1]BioMarin Pharmaceuticals, Inc.	352	6,266

[1]Boston Scientific Corp.	5,970	46,208

Bristol-Myers Squibb Co.	8,200	190,650

[1]Bruker BioSciences Corp.	200	808

C.R. Bard, Inc.	400	33,704

Cardinal Health, Inc.	1,513	52,153

[1]Celera Corp.	260	2,894

[1]Celgene Corp.	1,900	105,032

[1]Centene Corp.	160	3,154

[1]Cephalon, Inc.	300	23,112

[1]Cepheid, Inc.	200	2,076

[1]Charles River Laboratories
International, Inc.	238	6,236
Cigna Corp.	1,119	18,855

[1]Community Health Systems, Inc.	379	5,526

[1]Conceptus, Inc.	100	1,522

1CONMED Corp.	100	2,394

Cooper Cos., Inc.	209	3,428

[1]Cougar Biotechnology, Inc.	100	2,600

[1]Covance, Inc.	255	11,738

[1]Coventry Health Care, Inc.	600	8,928

Covidien Ltd.	2,100	76,104

[1]Cross Country Healthcare, Inc.	100	879

[1]Cubist Pharmaceuticals, Inc.	270	6,523

1CV Therapeutics, Inc.	270	2,487

[1]Cyberonics, Inc.	100	1,657

Datascope Corp.	62	3,239

1DaVita, Inc.	418	20,720

[1]Dendreon Corp.	255	1,168

DENTSPLY International, Inc.	560	15,814

[1]Edwards Lifesciences Corp.	243	13,353

Eli Lilly & Co.	4,300	173,161

[1]Emeritus Corp.	100	1,003

[1]Endo Pharmaceuticals Holdings,
Inc.	526	13,613
[1]Enzo Biochem, Inc.	100	489

[1]eResearchTechnology, Inc.	100	663

[1]ev3, Inc.	262	1,598

[1]Exelixis, Inc.	250	1,255

[1]Express Scripts, Inc.	877	48,217

[1]Facet Biotech Corp.	90	865

[1]Forest Laboratories, Inc.	1,286	32,754

34	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Gen-Probe, Inc.	200	$8,568

[1]Genentech, Inc.	1,950	161,675

[1]Genoptix, Inc.	100	3,408

[1]Gentiva Health Services, Inc.	100	2,926

[1]Genzyme Corp.	1,100	73,007

[1]Geron Corp.	300	1,401

[1]Gilead Sciences, Inc.	3,800	194,332

[1]Haemonetics Corp.	100	5,650

[1]Halozyme Therapeutics, Inc.	100	560

[1]Hanger Orthopedic Group, Inc.	200	2,902

[1]Health Management Associates,
Inc.	1,000	1,790
[1]Health Net, Inc.	400	4,356

[1]HealthExtras, Inc.	200	4,870

1HEALTHSOUTH Corp.	300	3,288

[1]HealthSpring, Inc.	200	3,994

[1]Healthways, Inc.	140	1,607

[1]Henry Schein, Inc.	364	13,355

Hill-Rom Holdings, Inc.	234	3,852

Hillenbrand, Inc.	234	3,903

1HLTH Corp.	308	3,222

[1]Hologic, Inc.	1,116	14,586

[1]Hospira, Inc.	677	18,157

[1]Human Genome Sciences, Inc.	470	996

[1]Humana, Inc.	715	26,655

1ICU Medical, Inc.	100	3,314

[1]Idexx Laboratories, Inc.	300	10,824

[1]Illumina, Inc.	540	14,067

[1]Immucor, Inc.	269	7,150

IMS Health, Inc.	732	11,097

[1]Incyte Corp.	300	1,137

[1]Integra LifeSciences Holdings
Corp.	100	3,557
[1]InterMune, Inc.	100	1,058

[1]Intuitive Surgical, Inc.	158	20,064

Invacare Corp.	100	1,552

[1]Inverness Medical Innovations,
Inc.	307	5,805
[1]Isis Pharmaceuticals, Inc.	300	4,254

Johnson & Johnson	11,600	694,028

[1]Kendle International, Inc.	100	2,572

[1]Kindred Healthcare, Inc.	100	1,302

[1]Kinetic Concepts, Inc.	228	4,373

[1]King Pharmaceuticals, Inc.	1,060	11,257

1KV Pharmaceutical Co.	100	288

[1]Laboratory Corp. of America
Holdings	460	29,629
LCA-Vision, Inc.	30	123

1LHC Group, Inc.	100	3,600

[1]Life Technologies Corp.	695	16,200

[1]LifePoint Hospitals, Inc.	214	4,888

[1]Ligand Pharmaceuticals, Inc.	100	274

[1]Lincare Holdings, Inc.	293	7,890

[1]Luminex Corp.	200	4,272

[1]Magellan Health Services, Inc.	160	6,266

[1]MannKind Corp.	100	343

Martek Biosciences Corp.	160	4,850

[1]Masimo Corp.	200	5,966

MAXIMUS, Inc.	100	3,511

McKesson Corp.	1,200	46,476

[1]Medarex, Inc.	350	1,953

[1]MedCath Corp.	100	1,044

[1]Medco Health Solutions, Inc.	2,130	89,268

[1]Medicines Co.	180	2,651

Medicis Pharmaceutical Corp.	170	2,363

[1]Medivation, Inc.	100	1,457

[1]Mednax, Inc. Com	160	5,072

Medtronic, Inc.	4,700	147,674

Mentor Corp.	178	5,506

Merck & Co., Inc.	8,900	270,560

Meridian Bioscience, Inc.	150	3,821

[1]Merit Medical Systems, Inc.	100	1,793

[1]Millipore Corp.	191	9,840

Mine Safety Appliances Co.	140	3,347

[1]Molina Healthcare, Inc.	100	1,761

US Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Momenta Pharmaceuticals, Inc.	100	$1,160

1MWI Veterinary Supply, Inc.	100	2,696

[1]Mylan Laboratories, Inc.	1,266	12,521

[1]Myriad Genetics, Inc.	209	13,848

[1]Natus Medical, Inc.	100	1,295

[1]Nektar Therapeutics	310	1,724

[1]Neurocrine Biosciences, Inc.	40	128

[1]Noven Pharmaceuticals, Inc.	100	1,100

1NuVasive, Inc.	200	6,930

[1]Odyssey HealthCare, Inc.	200	1,850

Omnicare, Inc.	500	13,880

[1]Omnicell, Inc.	100	1,221

[1]Onyx Pharmaceuticals, Inc.	250	8,540

[1]OraSure Technologies, Inc.	100	368

[1]Orthofix International NV	30	460

1OSI Pharmaceuticals, Inc.	227	8,864

Owens & Minor, Inc.	160	6,024

[1]Palomar Medical Technologies,
Inc.	35	404
[1]Par Pharmaceutical Cos., Inc.	150	2,012

[1]Parexel International Corp.	218	2,117

[1]Patterson Cos., Inc.	400	7,500

PDL BioPharma, Inc.	451	2,787

Perrigo Co.	300	9,693

Pfizer, Inc.	28,000	495,880

Pharmaceutical Product
Development, Inc.	406	11,778
[1]PharmaNet Development Group,
Inc.	100	91
[1]PharMerica Corp.	64	1,003

[1]Polypore International, Inc.	100	756

[1]Progenics Pharmaceuticals, Inc.	100	1,031

1PSS World Medical, Inc.	200	3,764

[1]Psychiatric Solutions, Inc.	200	5,570

Quest Diagnostics, Inc.	701	36,389

[1]Questcor Pharmaceuticals, Inc.	300	2,793

[1]Quidel Corp.	100	1,307

[1]Regeneron Pharmaceuticals, Inc.	190	3,488

[1]Res-Care, Inc.	100	1,502

[1]ResMed, Inc.	380	14,242

[1]Rigel Pharmaceuticals, Inc.	133	1,064

1RTI Biologics, Inc.	200	552

[1]Salix Pharmaceuticals Ltd.	80	706

[1]Sangamo Biosciences, Inc.	100	348

[1]Savient Pharmaceuticals, Inc.	200	1,158

Schering-Plough Corp.	6,800	115,804

[1]Seattle Genetics, Inc.	263	2,351

[1]Sepracor, Inc.	400	4,392

[1]Sequenom, Inc.	300	5,952

Service Corp. International	1,070	5,318

[1]Sirona Dental Systems, Inc.	100	1,050

[1]SonoSite, Inc.	100	1,908

1St Jude Medical, Inc.	1,500	49,440

STERIS Corp.	300	7,167

Stewart Enterprises, Inc.	300	903

Stryker Corp.	1,270	50,737

[1]Sun Healthcare Group, Inc.	189	1,673

[1]Sunrise Senior Living, Inc.	150	252

[1]SurModics, Inc.	100	2,527

[1]Symmetry Medical, Inc.	100	797

[1]Techne Corp.	139	8,968

[1]Tenet Healthcare Corp.	1,747	2,009

Teva Pharmaceutical Industries
Ltd.	–	16
[1]Theravance, Inc.	180	2,230

[1]Thoratec Corp.	270	8,772

[1]United Therapeutics Corp.	78	4,879

UnitedHealth Group, Inc.	5,100	135,660

Universal Health Services, Inc.	211	7,927

[1]Valeant Pharmaceuticals
International	411	9,412
[1]Varian Medical Systems, Inc.	533	18,676

1VCA Antech, Inc.	300	5,964

[1]Vertex Pharmaceuticals, Inc.	673	20,446

[1]Viropharma, Inc.	380	4,948

[1]Vivus, Inc.	400	2,128

36	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Volcano Corp.	100	$1,500

[1]Warner Chilcott Ltd.	500	7,250

[1]Watson Pharmaceuticals, Inc.	367	9,751

[1]WellCare Health Plans, Inc.	206	2,649

[1]WellPoint, Inc.	2,190	92,265

West Pharmaceutical Services,
Inc.	100	3,777
[1]Wright Medical Group, Inc.	100	2,043

Wyeth	5,600	210,056

[1]XenoPort, Inc.	100	2,508

[1]Zimmer Holdings, Inc.	951	38,439

[1]Zoll Medical Corp.	100	1,889

[1]ZymoGenetics, Inc.	100	300

Total Health Care		5,614,873

Industrials–12.2%
3M Co.	2,800	161,112

A.O. Smith Corp.	100	2,952

1AAR Corp.	156	2,872

ABM Industries, Inc.	190	3,619

Actuant Corp.	178	3,386

Acuity Brands, Inc.	200	6,982

Administaff, Inc.	130	2,818

Advance America Cash Advance
Centers, Inc.	194	367
[1]Aecom Technology Corp.	300	9,219

[1]Aerovironment, Inc.	100	3,681

1AGCO Corp.	346	8,162

[1]Air Transport Services Group,
Inc.	200	36
Aircastle Ltd.	100	478

[1]AirTran Holdings, Inc.	200	888

[1]Alaska Air Group, Inc.	104	3,042

Albany International Corp.	140	1,798

Alexander & Baldwin, Inc.	160	4,010

[1]Allegiant Travel Co.	100	4,857

[1]Alliance Data Systems Corp.	286	13,308

[1]Alliant Techsystems, Inc.	151	12,950

1AMERCO, Inc.	37	1,278

[1]American Commercial Lines, Inc.	198	970

American Ecology Corp.	100	2,023

[1]American Public Education, Inc.	100	3,719

American Science & Engineering,
Inc.	50	3,698
[1]American Superconductor Corp.	200	3,262

Ametek, Inc.	470	14,199

1AMR Corp.	942	10,051

Apogee Enterprises, Inc.	100	1,036

[1]Apollo Group, Inc.	600	45,972

Applied Industrial Technologies,
Inc.	200	3,784
Arbitron, Inc.	100	1,328

Arkansas Best Corp.	140	4,215

Armstrong World Industries, Inc.	100	2,162

[1]Astec Industries, Inc.	100	3,133

[1]Atlas Air Worldwide Holdings,
Inc.	46	869
Avery Dennison Corp.	400	13,092

[1]Axsys Technologies, Inc.	50	2,743

Badger Meter, Inc.	100	2,902

Baldor Electric Co.	200	3,570

[1]Bally Technologies, Inc.	205	4,926

Barnes Group, Inc.	200	2,900

1BE Aerospace, Inc.	387	2,976

Belden CDT, Inc.	180	3,758

[1]Blount International, Inc.	100	948

Boeing Co.	2,900	123,743

Bowne & Co., Inc.	100	588

Brady Corp.	160	3,832

Briggs & Stratton Corp.	170	2,990

Brink’s Co.	182	4,892

[1]Brink’s Home Security Holdings,
Inc.	182	3,989
[1]Bristow Group, Inc.	100	2,679

Bucyrus International, Inc.	290	5,371

Burlington Northern Santa Fe
Corp.	1,400	105,994
C.H. Robinson Worldwide, Inc.	700	38,521

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Cal Dive International, Inc.	162	$1,055

[1]Capella Education Co.	50	2,938

[1]Career Education Corp.	489	8,773

Carlisle Cos., Inc.	236	4,885

Cascade Corp.	37	1,105

Caterpillar, Inc.	2,500	111,675

CDI Corp.	100	1,294

[1]Cenveo, Inc.	211	939

[1]Ceradyne, Inc.	77	1,564

[1]Chart Industries, Inc.	100	1,063

Chemed Corp.	140	5,568

Cintas Corp.	613	14,240

CIRCOR International, Inc.	100	2,750

CLARCOR, Inc.	182	6,039

[1]Clean Harbors, Inc.	100	6,344

[1]Cogent, Inc.	260	3,528

[1]Coinstar, Inc.	70	1,366

[1]Columbus McKinnon Corp.	100	1,365

Comfort Systems USA, Inc.	200	2,132

Con-way, Inc.	200	5,320

[1]Consolidated Graphics, Inc.	55	1,245

[1]Continental Airlines, Inc.	400	7,224

[1]Convergys Corp.	570	3,654

Cooper Industries Ltd.	752	21,981

[1]Corinthian Colleges, Inc.	300	4,911

Corporate Executive Board Co.	134	2,956

1CoStar Group, Inc.	38	1,252

[1]Covanta Holding Corp.	542	11,902

1CRA International, Inc.	100	2,693

Crane Co.	170	2,931

1CSG Systems International, Inc.	170	2,970

CSX Corp.	1,700	55,199

Cubic Corp.	100	2,720

Cummins, Inc.	800	21,384

Curtiss-Wright Corp.	180	6,010

Danaher Corp.	1,031	58,365

[1]Darling International, Inc.	400	2,196

Deere & Co.	1,800	68,976

[1]Delta Air Lines, Inc.	1,200	13,752

Deluxe Corp.	210	3,142

DeVry, Inc.	270	15,501

[1]Dionex Corp.	70	3,140

[1]Dollar Financial Corp.	100	1,030

[1]Dollar Thrifty Automotive Group	40	44

[1]Domtar Corp.	1,881	3,141

Donaldson Co., Inc.	259	8,715

Dover Corp.	800	26,336

[1]Drew Industries, Inc.	100	1,200

1DST Systems, Inc.	170	6,457

Dun & Bradstreet Corp.	244	18,837

[1]Dycom Industries, Inc.	170	1,397

Dynamic Materials Corp.	100	1,931

[1]DynCorp International, Inc.	100	1,517

Eagle Bulk Shipping, Inc.	187	1,275

Eaton Corp.	700	34,797

1EMCOR Group, Inc.	254	5,697

Emerson Electric Co.	3,200	117,152

Encore Wire Corp.	100	1,896

[1]Ener1, Inc.	300	2,145

[1]Energizer Holdings, Inc.	200	10,828

[1]Energy Conversion Devices, Inc.	200	5,042

EnergySolutions, Inc.	300	1,695

[1]EnerSys	100	1,100

Ennis, Inc.	100	1,211

1EnPro Industries, Inc.	100	2,154

Equifax, Inc.	550	14,586

1ESCO Technologies, Inc.	100	4,095

[1]Esterline Technologies Corp.	100	3,789

[1]Evergreen Solar, Inc.	400	1,276

Expeditors International
Washington, Inc.	872	29,011
FactSet Research Systems, Inc.	166	7,344

Fastenal Co.	581	20,248

FedEx Corp.	1,200	76,980

38	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Fiserv, Inc.	700	$25,459

Flowserve Corp.	210	10,815

Fluor Corp.	742	33,294

[1]Force Protection, Inc.	300	1,794

Forward Air Corp.	150	3,640

[1]Foster Wheeler Ltd.	558	13,046

Franklin Electric Co., Inc.	136	3,823

FreightCar America, Inc.	40	731

1FTI Consulting, Inc.	260	11,617

[1]Fuel Tech, Inc.	100	1,059

[1]FuelCell Energy, Inc.	200	776

G&K Services, Inc.	56	1,132

[1]Gardner Denver, Inc.	180	4,201

GATX Corp.	175	5,420

Genco Shipping & Trading Ltd.	100	1,480

[1]GenCorp, Inc.	100	368

[1]General Cable Corp.	226	3,998

General Dynamics Corp.	1,453	83,678

General Electric Co.	43,700	707,940

General Maritime Corp.	187	2,020

[1]Genesee & Wyoming, Inc.	100	3,050

[1]Genpact Ltd.	300	2,466

Genuine Parts Co.	729	27,600

[1]Geo Group, Inc.	224	4,039

[1]Global Cash Access Holdings,
Inc.	100	222
Global Payments, Inc.	400	13,116

Goodrich Corp.	550	20,361

Gorman-Rupp Co.	100	3,112

Graco, Inc.	200	4,746

Granite Construction, Inc.	177	7,776

[1]Griffon Corp.	163	1,521

1GSI Group, Inc.	100	57

H&R Block, Inc.	1,500	34,080

Harsco Corp.	380	10,518

[1]Headwaters, Inc.	100	675

Healthcare Services Group	150	2,390

Heartland Express, Inc.	320	5,043

Heartland Payment Systems, Inc.	100	1,750

Heico Corp.	100	2,896

Heidrick & Struggles International,
Inc.	100	2,154
Herman Miller, Inc.	248	3,231

[1]Hewitt Associates, Inc.	343	9,734

[1]Hexcel Corp.	336	2,483

[1]Hill International, Inc.	100	704

1HMS Holdings Corp.	104	3,278

Honeywell International, Inc.	2,900	95,207

Horizon Lines, Inc.	100	349

1HUB Group, Inc.	158	4,192

Hubbell, Inc.	216	7,059

[1]Huron Consulting Group, Inc.	80	4,582

[1]Iconix Brand Group, Inc.	200	1,956

IDEX Corp.	378	9,129

1II-VI, Inc.	100	1,909

Illinois Tool Works, Inc.	1,800	63,090

[1]Infinera Corp.	200	1,792

Ingersoll-Rand Co. Ltd.	1,467	25,452

[1]Insituform Technologies, Inc.	100	1,969

[1]Intermec, Inc.	198	2,629

[1]Iron Mountain, Inc.	782	19,339

1ITT Educational Services, Inc.	175	16,621

ITT Industries, Inc.	750	34,492

J.B. Hunt Transport Services,
Inc.	375	9,851
[1]Jacobs Engineering Group, Inc.	540	25,974

[1]JetBlue Airways Corp.	1,050	7,455

John Bean Technologies Corp.	108	882

Joy Global, Inc.	427	9,774

Kaman Corp.	100	1,813

[1]Kansas City Southern	400	7,620

Kaydon Corp.	100	3,435

KBR, Inc.	680	10,336

Kelly Services, Inc.	100	1,301

[1]Kenexa Corp.	100	798

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Kennametal, Inc.	268	$5,947

[1]Kforce, Inc.	100	768

[1]Kirby Corp.	180	4,925

Knight Transportation, Inc.	180	2,902

Koppers Holdings, Inc.	100	2,162

[1]Korn/Ferry International	180	2,056

L-3 Communications Holdings,
Inc.	500	36,890
[1]Ladish Co., Inc.	71	983

Landstar System, Inc.	200	7,686

[1]Layne Christensen Co.	100	2,401

1LB Foster Co.	100	3,128

Lennox International, Inc.	200	6,458

Lincoln Electric Holdings, Inc.	200	10,186

Lindsay Corp.	55	1,748

Lockheed Martin Corp.	1,400	117,712

Manitowoc Co., Inc.	435	3,767

Manpower, Inc.	300	10,197

Masco Corp.	1,658	18,454

[1]MasTec, Inc.	200	2,316

Mastercard, Inc.	400	57,172

1McDermott International, Inc.	918	9,070

McGrath RentCorp	100	2,136

[1]Middleby Corp.	65	1,773

[1]Mobile Mini, Inc.	81	1,168

Molex, Inc.	280	3,626

[1]Monster Worldwide, Inc.	446	5,392

[1]Moog, Inc.	170	6,217

MSC Industrial Direct Co.	200	7,366

Mueller Industries, Inc.	160	4,013

Mueller Water Products, Inc.	100	840

NACCO Industries, Inc.	21	786

[1]Navigant Consulting, Inc.	170	2,698

[1]Navistar International Corp.	300	6,414

1NCI Building Systems, Inc.	40	652

[1]Net 1 UEPS Technologies, Inc.	100	1,370

Nordson Corp.	150	4,843

Norfolk Southern Corp.	1,600	75,280

Northrop Grumman Corp.	1,400	63,056

[1]Old Dominion Freight Line	100	2,846

[1]Orbital Sciences Corp.	261	5,097

Oshkosh Truck Corp.	235	2,089

Overseas Shipholding Group	100	4,211

[1]Owens Corning, Inc.	300	5,190

PACCAR, Inc.	1,500	42,900

Pacer International, Inc.	70	730

Pall Corp.	529	15,039

Parker Hannifin Corp.	730	31,054

Pentair, Inc.	389	9,208

[1]Perini Corp.	100	2,338

1PHH Corp.	170	2,164

1PHI, Inc.	100	1,401

Pitney Bowes, Inc.	877	22,346

[1]Pre-Paid Legal Services, Inc.	100	3,729

Precision Castparts Corp.	600	35,688

Quanex Building Products Corp.	145	1,359

[1]Quanta Services, Inc.	842	16,672

[1]Raser Technologies, Inc.	200	758

Raven Industries, Inc.	100	2,410

Raytheon Co.	1,700	86,768

1RBC Bearings, Inc.	100	2,028

Regal-Beloit Corp.	160	6,078

Reliance Steel & Aluminum Co.	273	5,444

[1]Republic Airways Holdings, Inc.	100	1,067

Republic Services, Inc.	1,550	38,424

[1]Resources Connection, Inc.	160	2,621

Reynolds American, Inc.	743	29,950

Robbins & Myers, Inc.	100	1,617

Robert Half International, Inc.	629	13,096

Rockwell Automation, Inc.	590	19,022

Rockwell Collins, Inc.	693	27,089

Rollins, Inc.	150	2,712

RR Donnelley & Sons Co.	848	11,516

1RSC Holdings, Inc.	200	1,704

40	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Ryder System, Inc.	231	$8,958

[1]Shaw Group, Inc.	281	5,752

Simpson Manufacturing Co., Inc.	160	4,442

SkyWest, Inc.	242	4,501

Sotheby’s Holdings	300	2,667

Southwest Airlines Co.	3,275	28,230

[1]Spherion Corp.	200	442

[1]Spirit Aerosystems Holdings, Inc.	387	3,936

SPX Corp.	200	8,110

Steelcase, Inc.	130	731

[1]Stericycle, Inc.	400	20,832

Strayer Education, Inc.	59	12,650

Sun Hydraulics Corp.	100	1,884

[1]SunPower Corp.	190	7,030

[1]Sunpower Corp.	174	5,297

TAL International Group, Inc.	100	1,410

1TBS International Ltd.	100	1,003

[1]Team, Inc.	100	2,770

[1]Tecumseh Products Co.	100	958

Teleflex, Inc.	186	9,319

[1]TeleTech Holdings, Inc.	109	910

Tennant Co.	100	1,540

[1]Terex Corp.	354	6,131

[1]Tetra Tech, Inc.	200	4,830

Textron, Inc.	1,122	15,562

[1]Thomas & Betts Corp.	270	6,485

Timken Co.	290	5,693

Titan International, Inc.	148	1,221

Total System Services, Inc.	767	10,738

[1]TransDigm Group, Inc.	100	3,357

Tredegar Corp.	100	1,818

Trinity Industries, Inc.	300	4,728

Triumph Group, Inc.	45	1,911

[1]TrueBlue, Inc.	170	1,627

Tyco Electronics Ltd.	1,951	31,626

Tyco International Ltd.	2,000	43,200

UAL Corp.	416	4,584

Union Pacific Corp.	2,145	102,531

United Parcel Service, Inc.	2,800	154,448

[1]United Stationers, Inc.	100	3,349

United Technologies Corp.	3,800	203,680

Universal Forest Products, Inc.	40	1,076

[1]Universal Technical Institute, Inc.	100	1,717

1URS Corp.	400	16,308

1US Airways Group, Inc.	420	3,247

1USG Corp.	256	2,058

UTi Worldwide, Inc.	300	4,302

[1]Valassis Communications, Inc.	200	264

Valmont Industries, Inc.	68	4,172

Viad Corp.	57	1,410

[1]VistaPrint Ltd.	126	2,345

W.W. Grainger, Inc.	289	22,785

Wabash National Corp.	100	450

[1]Waste Connections, Inc.	330	10,418

Waste Management, Inc.	2,130	70,588

Watsco, Inc.	100	3,840

Watson Wyatt Worldwide, Inc.	170	8,129

Watts Water Technologies, Inc.	91	2,272

Weight Watchers International,
Inc.	109	3,207
Werner Enterprises, Inc.	180	3,121

Woodward Governor Co.	200	4,604

World Fuel Services Corp.	140	5,180

[1]Wright Express Corp.	110	1,386

1YRC Worldwide, Inc.	200	574

Total Industrials		4,907,189

Information Technology–14.6%
[1]3Com Corp.	1,950	4,446

Accenture Ltd.	2,517	82,532

1ACI Worldwide, Inc.	100	1,590

[1]Actel Corp.	100	1,172

[1]Activision Blizzard, Inc.	2,600	22,464

Acxiom Corp.	200	1,622

[1]Adaptec, Inc.	600	1,980

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1ADC Telecommunications, Inc.	498	$2,724

[1]Adobe Systems, Inc.	2,300	48,967

ADTRAN, Inc.	180	2,678

[1]Advanced Energy Industries,
Inc.	100	995
[1]Advanced Micro Devices, Inc.	2,152	4,648

[1]Advent Software, Inc.	100	1,997

[1]Affiliated Computer Services,
Inc.	400	18,380
[1]Agilent Technologies, Inc.	1,500	23,445

[1]Akamai Technologies, Inc.	791	11,936

[1]Allscripts Healthcare Solutions,
Inc.	200	1,984
Altera Corp.	1,200	20,052

[1]American Reprographics Co.	104	718

[1]Amkor Technology, Inc.	336	732

Amphenol Corp.	700	16,786

[1]Anadigics, Inc.	200	296

Analog Devices, Inc.	1,198	22,786

Analogic Corp.	37	1,009

[1]Anixter International, Inc.	100	3,012

[1]Ansys, Inc.	343	9,566

[1]Apple Computer, Inc.	3,704	316,136

Applied Materials, Inc.	5,900	59,767

[1]Applied Micro Circuits Corp.	237	931

[1]Ariba, Inc.	300	2,163

[1]Arris Group, Inc.	642	5,104

[1]Arrow Electronics, Inc.	430	8,101

[1]Art Technology Group, Inc.	600	1,158

[1]AsiaInfo Holdings, Inc.	100	1,184

[1]athenahealth, Inc.	100	3,762

[1]Atheros Communications, Inc.	198	2,833

[1]Atmel Corp.	1,450	4,539

1ATMI, Inc.	100	1,543

[1]Autodesk, Inc.	1,047	20,574

Automatic Data Processing, Inc.	2,200	86,548

[1]Avid Technology, Inc.	150	1,637

[1]Avnet, Inc.	560	10,198

[1]Avocent Corp.	170	3,045

AVX Corp.	110	873

[1]Axcelis Technologies, Inc.	400	204

[1]Benchmark Electronics, Inc.	190	2,426

Black Box Corp.	30	784

Blackbaud, Inc.	194	2,619

[1]Blackboard, Inc.	100	2,623

[1]Blue Coat Systems, Inc.	100	840

1BMC Software, Inc.	840	22,604

[1]Broadcom Corp.	1,915	32,498

[1]Brooks Automation, Inc.	130	755

CA, Inc.	1,700	31,501

[1]Cabot Microelectronics Corp.	100	2,607

1CACI International, Inc.	110	4,960

[1]Cadence Design Systems, Inc.	1,100	4,026

[1]Cavium Networks, Inc.	100	1,051

[1]Cerner Corp.	327	12,573

[1]Checkpoint Systems, Inc.	160	1,574

[1]Ciber, Inc.	200	962

[1]Ciena Corp.	274	1,836

[1]Cirrus Logic, Inc.	300	804

[1]Cisco Systems, Inc.	24,600	400,980

[1]Citrix Systems, Inc.	770	18,149

[1]Cogent Communications Group,
Inc.	100	653
Cognex Corp.	170	2,516

[1]Cognizant Technology Solutions
Corp.	1,354	24,453
[1]Cogo Group, Inc.	100	486

[1]Coherent, Inc.	100	2,146

Cohu, Inc.	100	1,215

[1]CommScope, Inc.	300	4,662

[1]Commvault Systems, Inc.	100	1,341

[1]Computer Sciences Corp.	600	21,084

[1]Compuware Corp.	1,100	7,425

[1]comScore, Inc.	100	1,275

[1]Comtech Telecommunications
Corp.	162	7,423

42	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Concur Technologies, Inc.	200	$6,564

[1]Conexant Systems, Inc.	66	45

Corning, Inc.	6,875	65,519

[1]Cree, Inc.	290	4,602

CTS Corp.	100	551

[1]Cybersource Corp.	200	2,398

[1]Cymer, Inc.	150	3,287

[1]Cypress Semiconductor Corp.	636	2,843

Daktronics, Inc.	100	936

[1]Data Domain, Inc.	100	1,880

[1]DealerTrack Holdings, Inc.	100	1,189

[1]Dell, Inc.	7,600	77,824

Diebold, Inc.	255	7,163

[1]Digital River, Inc.	189	4,687

[1]Diodes, Inc.	144	873

1DSP Group, Inc.	100	802

[1]Earthlink, Inc.	390	2,636

[1]eBay, Inc.	4,600	64,216

[1]Echelon Corp.	100	815

[1]Eclipsys Corp.	180	2,554

[1]Electro Scientific Industries, Inc.	100	679

[1]Electronic Arts, Inc.	1,300	20,852

[1]Electronics for Imaging, Inc.	170	1,625

1EMC Corp.	8,600	90,042

[1]Emulex Corp.	400	2,792

[1]Entegris, Inc.	600	1,314

[1]Epicor Software Corp.	100	480

1EPIQ Systems, Inc.	100	1,671

[1]Equinix, Inc.	110	5,851

[1]Exar Corp.	100	667

[1]Exponent, Inc.	100	3,008

[1]Extreme Networks	209	489

1F5 Networks, Inc.	316	7,224

Fair Isaac Corp.	178	3,001

[1]Fairchild Semiconductor
International, Inc.	370	1,809
1FARO Technologies, Inc.	72	1,214

1FEI Co.	100	1,886

[1]Finisar Corp.	792	301

[1]First Solar, Inc.	163	22,488

[1]Flextronics International Ltd.	3,100	7,936

[1]Flir Systems, Inc.	580	17,794

[1]FormFactor, Inc.	160	2,336

[1]Forrester Research, Inc.	100	2,821

[1]Gartner, Inc.	210	3,744

[1]Google, Inc.	1,000	307,650

[1]Greatbatch, Inc.	100	2,646

[1]Harmonic, Inc.	300	1,683

Harris Corp.	595	22,640

Hewlett-Packard Co.	10,300	373,787

[1]Hittite Microwave Corp.	100	2,946

[1]Hutchinson Technology, Inc.	100	348

1IAC	341	5,364

1IHS, Inc.	161	6,025

Imation Corp.	100	1,357

[1]Informatica Corp.	320	4,394

InfoSpace, Inc.	50	378

[1]Ingram Micro, Inc.	560	7,498

[1]Innerworkings, Inc.	100	655

[1]Integral Systems, Inc.	100	1,205

[1]Integrated Device Technology,
Inc.	604	3,388
Intel Corp.	23,400	343,044

[1]InterDigital Communications, Inc.	200	5,500

[1]InterNAP Network Services Corp.	100	250

International Business Machines
Corp.	5,660	476,346
[1]International Rectifier Corp.	280	3,780

Intersil Corp.	470	4,319

[1]Interwoven, Inc.	100	1,260

[1]Intuit, Inc.	1,383	32,902

[1]Itron, Inc.	137	8,732

[1]Ixia	100	578
[1]j2 Global Communications, Inc.	160	3,206

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Jabil Circuit, Inc.	608	$4,104

Jack Henry & Associates, Inc.	346	6,716

1JDA Software Group, Inc.	100	1,313

[1]Juniper Networks, Inc.	2,400	42,024

[1]Kemet Corp.	279	75

KLA-Tencor Corp.	673	14,665

[1]Knot, Inc.	100	832

[1]Kulicke & Soffa Industries, Inc.	200	340

1L-1 Identity Solutions, Inc.	300	2,022

[1]Lam Research Corp.	559	11,896

[1]Lattice Semiconductor Corp.	300	453

[1]Lawson Software, Inc.	400	1,896

Lender Processing Services,
Inc.	354	10,425
[1]Lexmark International, Inc.	340	9,146

Linear Technology Corp.	904	19,997

[1]Littelfuse, Inc.	83	1,378

1LSI Logic Corp.	2,520	8,291

[1]Macrovision Solutions Corp.	521	6,591

[1]Magma Design Automation, Inc.	100	102

[1]Manhattan Associates, Inc.	100	1,581

[1]ManTech International Corp.	100	5,419

[1]MarketAxess Holdings, Inc.	100	816

[1]Marvell Technology Group Ltd.	2,400	16,008

[1]Mattson Technology, Inc.	200	282

1McAfee, Inc.	680	23,508

[1]MedAssets, Inc.	100	1,460

1MEMC Electronic Materials, Inc.	929	13,266

[1]Mentor Graphics Corp.	300	1,551

[1]MercadoLibre, Inc.	100	1,641

[1]Metavante Technologies, Inc.	348	5,606

Methode Electronics, Inc.	100	674

[1]Mettler Toledo International, Inc.	157	10,582

Micrel, Inc.	208	1,521

Microchip Technology, Inc.	800	15,624

[1]Micron Technology, Inc.	2,796	7,381

1MICROS Systems, Inc.	284	4,635

[1]Microsemi Corp.	280	3,539

Microsoft Corp.	34,200	664,848

[1]MicroStrategy, Inc.	20	743

1MKS Instruments, Inc.	133	1,967

[1]ModusLink Global Solutions, Inc.	150	434

Molex, Inc.	191	2,768

[1]Monolithic Power Systems, Inc.	100	1,261

Motorola, Inc.	9,962	44,132

1MPS Group, Inc.	240	1,807

1MSC.Software Corp.	200	1,336

MTS Systems Corp.	100	2,664

National Instruments Corp.	200	4,872

National Semiconductor Corp.	999	10,060

1NCR Corp.	700	9,898

[1]Ness Technologies, Inc.	200	856

[1]NetApp, Inc.	1,471	20,550

[1]Netezza Corp.	100	664

[1]NetGear, Inc.	100	1,141

[1]Netlogic Microsystems, Inc.	100	2,201

[1]Newport Corp.	100	678

[1]Novatel Wireless, Inc.	100	464

[1]Novell, Inc.	1,220	4,746

[1]Novellus Systems, Inc.	394	4,862

[1]Nuance Communications, Inc.	890	9,220

1NVIDIA Corp.	2,400	19,368

[1]Omniture, Inc.	200	2,128

[1]OmniVision Technologies, Inc.	180	945

1ON Semiconductor Corp.	1,530	5,202

[1]Openwave Systems, Inc.	110	72

[1]Oracle Corp.	17,200	304,956

[1]Palm, Inc.	220	675

[1]Parametric Technology Corp.	400	5,060

Park Electrochemical Corp.	100	1,896

Paychex, Inc.	1,421	37,344

[1]Perficient, Inc.	100	478

PerkinElmer, Inc.	437	6,079

[1]Perot Systems Corp.	420	5,741

44	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Phase Forward, Inc.	200	$2,504

[1]Photronics, Inc.	100	195

Plantronics, Inc.	160	2,112

[1]Plexus Corp.	170	2,882

1PMC-Sierra, Inc.	900	4,374

[1]Polycom, Inc.	330	4,458

[1]Powerwave Technologies, Inc.	330	165

[1]Progress Software Corp.	170	3,274

1QLogic Corp.	500	6,720

QUALCOMM, Inc.	6,800	243,644

Quality Systems, Inc.	49	2,137

[1]Quantum Corp.	800	288

[1]Quest Software, Inc.	200	2,518

[1]Rackable Systems, Inc.	110	433

[1]Rambus, Inc.	296	4,712

[1]RealNetworks, Inc.	180	635

[1]Red Hat, Inc.	709	9,373

1RF Micro Devices, Inc.	1,000	780

[1]Riverbed Technology, Inc.	200	2,278

[1]Rofin-Sinar Technologies, Inc.	120	2,470

[1]Rogers Corp.	56	1,555

Roper Industries, Inc.	366	15,888

[1]Rudolph Technologies, Inc.	100	353

1S1 Corp.	200	1,578

1SAIC, Inc.	800	15,584

[1]salesforce.com, Inc.	450	14,405

[1]SanDisk Corp.	900	8,640

[1]Sanmina-SCI Corp.	1,520	714

[1]Sapient Corp.	300	1,332

[1]ScanSource, Inc.	100	1,927

Seagate Technology	1,888	8,364

[1]Semtech Corp.	210	2,367

[1]Sigma Designs, Inc.	100	950

[1]Silicon Image, Inc.	200	840

[1]Silicon Laboratories, Inc.	150	3,717

[1]Sina Corp.	200	4,630

1SiRFTechnology Holdings, Inc.	150	192

[1]Skyworks Solutions, Inc.	480	2,659

[1]Sohu.com, Inc.	100	4,734

[1]Solera Holdings, Inc.	300	7,230

[1]SonicWALL, Inc.	300	1,194

[1]Sonus Networks, Inc.	700	1,106

[1]Spansion, Inc.	200	38

1SPSS, Inc.	100	2,696

1SRA International, Inc.	150	2,588

[1]Standard Microsystems Corp.	100	1,634

[1]Stanley, Inc.	100	3,622

[1]Stratasys, Inc.	100	1,075

[1]Sun Microsystems, Inc.	2,900	11,078

[1]Sybase, Inc.	378	9,363

[1]Sycamore Networks, Inc.	1,060	2,851

1SYKES Enterprises, Inc.	100	1,912

[1]Symantec Corp.	3,700	50,024

[1]Synaptics, Inc.	150	2,484

[1]Synchronoss Technologies, Inc.	87	927

1SYNNEX Corp.	100	1,133

[1]Synopsys, Inc.	542	10,038

Syntel, Inc.	100	2,312

Take-Two Interactive Software,
Inc.	285	2,155
[1]Taleo Corp.	100	783

[1]Taser International, Inc.	200	1,056

[1]Tech Data Corp.	180	3,211

Technitrol, Inc.	100	348

[1]Tekelec	300	4,002

[1]Teledyne Technologies, Inc.	150	6,683

[1]Tellabs, Inc.	1,593	6,563

[1]Teradata Corp.	685	10,159

[1]Teradyne, Inc.	700	2,954

[1]Tessera Technologies, Inc.	160	1,901

Texas Instruments, Inc.	5,400	83,808

[1]Thermo Electron Corp.	1,816	61,871

[1]thinkorswim Group, Inc.	100	562

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1THQ, Inc.	180	$754

1TIBCO Software, Inc.	650	3,374

1TNS, Inc.	100	939

[1]Trident Microsystems, Inc.	180	340

[1]Trimble Navigation Ltd.	484	10,459

[1]Triquint Semiconductor, Inc.	600	2,064

1TTM Technologies, Inc.	200	1,042

[1]Tyler Technologies, Inc.	100	1,198

[1]Ultimate Software Group, Inc.	100	1,460

[1]Unisys Corp.	1,074	913

United Online, Inc.	300	1,821

[1]Universal Display Corp.	100	945

1UTStarcom, Inc.	180	333

[1]ValueClick, Inc.	312	2,134

[1]Varian Semiconductor
Equipment Associates, Inc.	262	4,747
[1]Varian, Inc.	150	5,027

[1]Vasco Data Security
International, Inc.	100	1,033
[1]Veeco Instruments, Inc.	100	634

[1]VeriFone Holdings, Inc.	260	1,274

[1]Verigy Ltd.	200	1,924

[1]VeriSign, Inc.	810	15,455

[1]Viasat, Inc.	100	2,408

[1]Vignette Corp.	100	941

[1]Vishay Intertechnology, Inc.	510	1,744

1VMware, Inc.	200	4,738

[1]Vocus, Inc.	100	1,821

[1]Waters Corp.	400	14,660

[1]Websense, Inc.	160	2,395

[1]Western Digital Corp.	1,003	11,484

[1]Wind River Systems, Inc.	300	2,709

Xerox Corp.	3,727	29,704

Xilinx, Inc.	1,288	22,952

[1]Yahoo!, Inc.	5,487	66,941

[1]Zebra Technologies Corp.	285	5,774

[1]Zoran Corp.	152	1,038

Total Information Technology		5,887,354

Materials–3.5%
A.M. Castle & Co.	100	1,083

[1]AbitibiBowater, Inc.	193	91

Air Products & Chemicals, Inc.	880	44,238

Airgas, Inc.	357	13,919

AK Steel Holding Corp.	390	3,635

Albemarle Corp.	300	6,690

Alcoa, Inc.	3,600	40,536

Allegheny Technologies, Inc.	400	10,212

[1]Alpha Natural Resources, Inc.	258	4,177

AMCOL International Corp.	100	2,095

Ameron International Corp.	33	2,076

[1]Apex Silver Mines Ltd.	119	117

AptarGroup, Inc.	339	11,946

Arch Chemicals, Inc.	100	2,607

Arch Coal, Inc.	534	8,699

Ashland, Inc.	280	2,943

[1]Aventine Renewable Energy
Holdings, Inc.	100	65
Balchem Corp.	100	2,491

Ball Corp.	436	18,133

Bemis Co.	430	10,182

[1]Brush Engineered Materials, Inc.	100	1,272

[1]Buckeye Technologies, Inc.	200	728

Cabot Corp.	235	3,595

[1]Calgon Carbon Corp.	194	2,980

[1]Cambrex Corp.	100	462

Carpenter Technology Corp.	200	4,108

Celanese Corp.	548	6,812

[1]Century Aluminum Co.	200	2,000

CF Industries Holdings, Inc.	200	9,832

Chemtura Corp.	930	1,302

[1]Clearwater Paper Corp.	51	428

Cliffs Natural Resources, Inc.	440	11,268

[1]Coeur d’Alene Mines Corp.	1,620	1,426

Commercial Metals Co.	420	4,985

46	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Compass Minerals International,
Inc.	125	$7,332
Consol Energy, Inc.	775	22,149

[1]Crown Holdings, Inc.	787	15,110

Cytec Industries, Inc.	138	2,928

Deltic Timber Corp.	100	4,575

Dow Chemical Co.	3,800	57,342

Eagle Materials, Inc.	134	2,467

Eastman Chemical Co.	290	9,196

Ecolab, Inc.	1,065	37,435

EI Du Pont de Nemours & Co.	3,700	93,610

Ferro Corp.	200	1,410

FMC Corp.	364	16,282

Foundation Coal Holdings, Inc.	150	2,103

Freeport-McMoRan Copper &
Gold, Inc.	1,700	41,548
[1]General Moly, Inc.	300	354

Georgia Gulf Corp.	50	54

Gibraltar Industries, Inc.	100	1,194

[1]GrafTech International Ltd.	400	3,328

[1]Graphic Packaging Holding Co.	300	342

Greif, Inc.	96	3,209

[1]Haynes International, Inc.	50	1,231

HB Fuller Co.	238	3,834

[1]Hecla Mining Co.	500	1,400

[1]Horsehead Holding Corp.	200	940

Huntsman Corp.	591	2,033

Innophos Holdings, Inc.	100	1,981

Innospec, Inc.	94	554

[1]International Coal Group, Inc.	400	920

International Flavors &
Fragrances, Inc.	295	8,767
International Paper Co.	1,867	22,031

[1]Intrepid Potash, Inc.	200	4,154

[1]James River Coal Co.	100	1,533

[1]Jarden Corp.	282	3,243

Kaiser Aluminum Corp.	50	1,126

Louisiana-Pacific Corp.	330	515

Lubrizol Corp.	275	10,007

Martin Marietta Materials, Inc.	187	18,154

Massey Energy Co.	300	4,137

MeadWestvaco Corp.	705	7,889

Minerals Technologies, Inc.	78	3,190

Monsanto Co.	2,267	159,483

Mosaic Co.	660	22,836

Myers Industries, Inc.	100	800

Neenah Paper, Inc.	100	884

NewMarket Corp.	60	2,095

Newmont Mining Corp.	1,900	77,330

Nucor Corp.	1,300	60,060

Olin Corp.	300	5,424

Olympic Steel, Inc.	100	2,037

1OM Group, Inc.	106	2,238

[1]Owens-Illinois, Inc.	671	18,338

P.H. Glatfelter Co.	100	930

Packaging Corp. of America	400	5,384

[1]Pactiv Corp.	600	14,928

[1]Patriot Coal Corp.	200	1,250

Peabody Energy Corp.	1,163	26,458

[1]PolyOne Corp.	300	945

Potlatch Corp.	181	4,708

PPG Industries, Inc.	690	29,277

Praxair, Inc.	1,300	77,168

Rayonier, Inc.	300	9,405

Rock-Tenn Co.	200	6,836

[1]Rockwood Holdings, Inc.	200	2,160

Rohm & Haas Co.	492	30,401

Royal Gold, Inc.	100	4,921

RPM International, Inc.	500	6,645

1RTI International Metals, Inc.	88	1,259

Schnitzer Steel Industries, Inc.	100	3,765

Schulman (A.), Inc.	100	1,700

Scotts Miracle-Gro Co.	206	6,122

Sealed Air Corp.	782	11,683

Sigma-Aldrich Corp.	494	20,867

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Silgan Holdings, Inc.	100	$4,781

[1]Smurfit-Stone Container Corp.	838	214

[1]Solutia, Inc.	500	2,250

Sonoco Products Co.	430	9,959

Spartech Corp.	86	538

Steel Dynamics, Inc.	600	6,708

[1]Stillwater Mining Co.	100	494

[1]Symyx Technologies	60	356

Temple-Inland, Inc.	400	1,920

Texas Industries, Inc.	63	2,174

Titanium Metals Corp.	407	3,586

United States Steel Corp.	528	19,642

1USEC, Inc.	230	1,033

Valspar Corp.	366	6,621

Vulcan Materials Co.	500	34,790

Wausau Paper Corp.	100	1,144

Westlake Chemical Corp.	100	1,629

Weyerhaeuser Co.	880	26,937

Worthington Industries, Inc.	200	2,204

1WR Grace & Co.	300	1,791

Zep, Inc.	100	1,931

[1]Zoltek Cos., Inc.	100	899

Total Materials		1,406,678

Telecommunication Services–3.5%
Alaska Communications Systems
Group, Inc.	100	938
[1]American Tower Corp.	1,662	48,730

AT&T, Inc.	24,500	698,250

[1]Cbeyond, Inc.	100	1,598

[1]Centennial Communications
Corp.	373	3,006
CenturyTel, Inc.	400	10,932

[1]Cincinnati Bell, Inc.	740	1,428

[1]Clearwire Corp.	200	986

Consolidated Communications
Holdings, Inc.	100	1,188

[1]Crown Castle International
Corp.	1,081	19,004
[1]EchoStar Corp.	141	2,097

Embarq Corp.	642	23,086

1EMS Technologies, Inc.	100	2,587

Fairpoint Communications, Inc.	295	968

Frontier Communications Corp.	1,300	11,362

[1]General Communication, Inc.	100	809

[1]Global Crossing Ltd.	100	794

[1]Harris Stratex Networks, Inc.	300	1,548

[1]Hughes Communications, Inc.	100	1,594

1ICO Global Communications
Holdings Ltd.	500	565
1IDT Corp.	230	80

1IDT Corp., Class B	200	80

Iowa Telecommunications
Services, Inc.	100	1,428
[1]iPCS, Inc.	45	309

1JDS Uniphase Corp.	797	2,909

[1]Leap Wireless International, Inc.	239	6,427

[1]Level 3 Communications, Inc.	5,454	3,818

[1]Liberty Global, Inc.	600	9,552

[1]Loral Space & Communications,
Inc.	100	1,453
[1]MetroPCS Communications, Inc.	1,000	14,850

[1]NeuStar, Inc.	346	6,619

[1]Neutral Tandem, Inc.	100	1,622

1NII Holdings, Inc.	700	12,726

NTELOS Holdings Corp.	100	2,466

1PAETEC Holding Corp.	300	432

[1]Premiere Global Services, Inc.	200	1,722

Qwest Communications
International, Inc.	6,531	23,773
1RCN Corp.	70	413

1SAVVIS, Inc.	100	689

1SBA Communications Corp.	390	6,365

Shenandoah Telecom Co.	100	2,805

[1]Sprint Nextel Corp.	12,400	22,692

[1]Starent Networks Corp.	100	1,193

[1]Syniverse Holdings, Inc.	200	2,388

Telephone & Data Systems, Inc.	223	7,080

48	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
Telephone & Data Systems, Inc.
(Special Shares)	200	$5,620
[1]TerreStar Corp.	400	160

[1]Time Warner Cable, Inc.	800	17,160

[1]tw telecom, Inc.	448	3,794

1US Cellular Corp.	66	2,854

1USA Mobility, Inc.	100	1,157

Verizon Communications, Inc.	11,900	403,410

[1]Vonage Holdings Corp.	200	132

Windstream Corp.	1,800	16,560

Total Telecommunication Services		1,416,208

Utilities–4.7%
1AES Corp.	2,800	23,072

AGL Resources, Inc.	291	9,123

Allegheny Energy, Inc.	706	23,905

Allete, Inc.	100	3,227

Alliant Energy Corp.	527	15,378

Ameren Corp.	958	31,863

American Electric Power Co.,
Inc.	1,700	56,576
American States Water Co.	100	3,298

American Water Works Co., Inc.	300	6,264

Aqua America, Inc.	594	12,230

Atmos Energy Corp.	332	7,868

Avista Corp.	200	3,876

Black Hills Corp.	150	4,044

California Water Service Group	100	4,643

CenterPoint Energy, Inc.	1,400	17,668

CH Energy Group, Inc.	70	3,597

Cleco Corp.	200	4,566

CMS Energy Corp.	900	9,099

Consolidated Edison, Inc.	1,110	43,212

Constellation Energy Group, Inc.	754	18,918

Dominion Resources, Inc.	2,400	86,016

DPL, Inc.	480	10,963

DTE Energy Co.	707	25,219

Duke Energy Corp.	5,300	79,553

[1]Dynegy, Inc.	1,836	3,672

Edison International	1,360	43,683

1El Paso Electric Co.	190	3,437

Empire District Electric Co.	150	2,640

[1]Enbridge Energy
Management LLC	93	2,274
Energen Corp.	280	8,212

Entergy Corp.	830	68,998

Exelon Corp.	2,720	151,259

FirstEnergy Corp.	1,230	59,753

FPL Group, Inc.	1,646	82,843

Great Plains Energy, Inc.	500	9,665

Hawaiian Electric Industries,
Inc.	420	9,299
IDACORP, Inc.	175	5,154

Integrys Energy Group, Inc.	369	15,860

ITC Holdings Corp.	200	8,736

[1]Kinder Morgan Management
LLC	351	14,033
Laclede Group, Inc.	120	5,621

Macquarie Infrastructure Co.
LLC	168	633
MDU Resources Group, Inc.	708	15,279

MGE Energy, Inc.	100	3,300

[1]Mirant Corp.	800	15,096

Mueller Water Products, Inc.	243	2,051

Nalco Holding Co.	510	5,885

National Fuel Gas Co.	300	9,399

New Jersey Resources Corp.	240	9,444

Nicor, Inc.	169	5,871

NiSource, Inc.	1,154	12,659

Northeast Utilities	676	16,265

Northwest Natural Gas Co.	90	3,981

NorthWestern Corp.	170	3,990

1NRG Energy, Inc.	926	21,604

NSTAR	420	15,326

NV Energy, Inc.	986	9,752

OGE Energy Corp.	430	11,085

Oneok, Inc.	400	11,648

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Ormat Technologies, Inc.	100	$3,187

Otter Tail Corp.	90	2,100

Pepco Holdings, Inc.	867	15,398

[1]Petrohawk Energy Corp.	1,000	15,630

PG&E Corp.	1,555	60,194

Piedmont Natural Gas Co.	300	9,501

Pinnacle West Capital Corp.	390	12,531

PNM Resources, Inc.	384	3,871

Portland General Electric Co.	200	3,894

PPL Corp.	1,600	49,104

Progress Energy, Inc.	1,087	43,317

Public Service Enterprise
Group, Inc.	2,200	64,174
Puget Energy, Inc.	540	14,726

Questar Corp.	729	23,831

[1]Reliant Energy, Inc.	1,274	7,364

SCANA Corp.	487	17,337

Sempra Energy	1,038	44,250

SJW Corp.	100	2,994

South Jersey Industries, Inc.	90	3,586

Southern Co.	3,200	118,400

Southern Union Co.	436	5,685

Southwest Gas Corp.	200	5,044

[1]Southwestern Energy Co.	1,442	41,775

Spectra Energy Corp.	2,600	40,924

TECO Energy, Inc.	949	11,720

UGI Corp.	451	11,013

UIL Holdings Corp.	100	3,003

UniSource Energy Corp.	160	4,698

Vectren Corp.	314	7,853

Westar Energy, Inc.	437	8,963

WGL Holdings, Inc.	200	6,538

Wisconsin Energy Corp.	505	21,200

Xcel Energy, Inc.	1,932	35,839

Total Utilities		1,892,229

Total Common Stocks–
(Identified Cost $56,737,575)		39,743,340

Rights–0.0%
Rights/Warrants–0.0%
[1]Fresenius Kabi
Pharmaceuticals Holding, Inc. Rights Exp. 12/31/2010
(Identified Cost $140)	140	49

Mutual Fund–0.9%
AIM Prime Fund
(At Net Asset Value)	367,598	367,598

	Par Amount

U.S. Treasury–0.1%
[4]United States Treasury Bill,
0.170%–0.190%, 6/11/2009
(At Amortized Cost)	$50,000	49,958

Total Investments–99.8%
(Identified Cost $57,155,271)		40,160,945

Other Assets & Liabilities–Net–0.2%		61,734

Total Net Assets–100.0%		$40,222,679

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $105,496 at December 31, 2008.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At December 31, 2008, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mini 500 Index Futures	6	$270,030	March 2009	$8,326

Russell 2000 E Mini Index Futures	3	$149,370	March 2009	$8,402

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

50	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–95.9%
Aerospace & Defense–0.7%
BAE Systems PLC	8,271	$45,079

Cobham PLC	2,413	7,174

European Aeronautic Defence
and Space Co. NV	683	11,531
Finmeccanica SpA	973	14,905

Gamesa Corp. Tecnologica SA	390	7,074

Meggitt PLC	1,428	3,313

[1]Rolls-Royce Group PLC	4,315	21,139

Safran SA	401	5,406

Singapore Technologies
Engineering Ltd.	3,000	4,962
Smiths Group PLC	844	10,867

Thales SA	189	7,887

Zodiac SA	91	3,312

Total		142,649

Air Freight & Couriers–0.4%
Deutsche Post AG	2,004	33,904

Hamburger Hafen und Logistik
AG	54	1,798
TNT NV	835	16,037

Toll Holdings Ltd.	1,331	5,755

Yamato Holdings Co. Ltd.	1,000	13,039

Total		70,533

Airlines–0.2%
Air France-KLM	310	3,985

All Nippon Airways Co. Ltd.	2,000	7,903

British Airways PLC	1,285	3,351

Cathay Pacific Airways Ltd.	3,000	3,383

Deutsche Lufthansa AG	461	7,299

Iberia Lineas Aereas de
Espana SA	811	2,271
[1]Japan Airlines Corp.	2,000	4,734

Qantas Airways Ltd.	1,981	3,653

Singapore Airlines Ltd.	940	7,379

Total		43,958

Auto Components–0.5%
Aisin Seiki Co. Ltd.	400	5,677

Bridgestone Corp.	1,400	21,026

Compagnie Generale des
Etablissements Michelin	313	16,412
Denso Corp.	1,100	18,299

GKN PLC	1,370	1,940

NGK Spark Plug Co. Ltd.	1,000	8,014

NOK Corp.	200	1,412

Nokian Renkaat, OYJ	230	2,579

Stanley Electric Co. Ltd.	300	3,167

Sumitomo Rubber Industries,
Inc.	300	2,615
Toyoda Gosei Co. Ltd.	100	1,175

Toyota Boshoku Corp.	100	815

Toyota Industries Corp.	400	8,570

Valeo SA	168	2,498

Total		94,199

Automobiles–3.0%
Bayerische Motoren Werke AG	786	24,161

Daihatsu Motor Co. Ltd.	1,000	8,927

DaimlerChrysler AG	2,033	77,246

Fiat SpA	1,550	10,106

Fuji Heavy Industries Ltd.	1,000	2,715

Honda Motor Co. Ltd.	3,900	84,581

Isuzu Motors Ltd.	3,000	3,851

Mazda Motor Corp.	2,000	3,380

[1]Mitsubishi Motors Corp.	8,000	10,982

Nissan Motor Co. Ltd.	5,100	18,472

Peugeot SA	334	5,695

Renault SA	398	10,382

Suzuki Motor Corp.	800	11,060

Toyota Motor Corp.	6,700	219,310

Volkswagen AG	274	95,984

Yamaha Motor Co. Ltd.	400	4,197

Total		591,049

Banks–12.1%
77 Bank Ltd.	1,000	5,429

[1]Allied Irish Banks PLC	1,906	4,640

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Alpha Bank AE	844	$7,927

Anglo Irish Bank Corp. PLC	1,621	374

Aozora Bank Ltd.	1,000	944

Australia & New Zealand
Banking Group Ltd.	5,238	56,222
Banca Carige SpA	1,495	3,592

Banca Intesa SpA
(Certificates.–participating cumulative)	1,839	4,709
Banca Monte dei Paschi di
Siena SpA	5,380	11,597
Banca Popolare di Milano
SCRL	825	4,886
Banche Popolari Unite SCPA	1,437	20,798

Banco Bilbao Vizcaya
Argentaria SA	8,332	102,238
[1]Banco Comercial Portugues
SA	5,203	5,964
Banco de Sabadell SA	1,952	13,292

Banco Espirito Santo SA	451	4,239

Banco Popolare SCRL	1,389	9,730

Banco Popular Espanol SA	1,764	15,316

Banco Santander Central
Hispano SA	19,463	187,840
Banco Santander SA	67	607

Bank of East Asia Ltd.	3,057	6,448

Bank of Ireland	2,139	2,526

Bank of Kyoto Ltd.	1,000	11,209

Bank of Yokohama Ltd.	3,000	17,745

Bankinter SA	561	5,041

Barclays PLC	19,165	43,206

Bendigo Bank Ltd.	548	4,243

BNP Paribas	2,023	85,424

BOC Hong Kong Holdings
Ltd.	8,000	9,132
Chiba Bank Ltd.	2,000	12,496

Chugoku Bank Ltd.	1,000	15,400

Commerzbank AG	1,782	16,987

Commonwealth Bank of
Australia	3,266	66,218
Credit Agricole SA	2,033	23,120

Credit Suisse Group	2,669	73,155

Danske Bank A/S	1,010	10,212

DBS Group Holdings Ltd.	3,000	17,797

Deutsche Bank AG	1,283	51,164

Deutsche Postbank AG	221	4,887

Dexia SA	1,144	5,149

DnB NOR ASA	1,600	6,391

EFG Eurobank Ergasias SA	705	5,594

EFG International	103	1,844

Erste Bank der
Oesterreichischen Sparkassen AG	413	9,682
Fukuoka Financial Group, Inc.	2,000	8,712

Gunma Bank Ltd.	1,000	6,374

Hachijuni Bank Ltd.	1,000	5,753

Hang Seng Bank Ltd.	1,700	22,453

HBOS PLC	12,196	12,378

Hiroshima Bank Ltd.	1,000	4,384

HSBC Holdings PLC	29,114	278,657

Intesa Sanpaolo SpA	18,055	65,033

Investec PLC	865	3,602

Iyo Bank Ltd.	1,000	12,411

Joyo Bank Ltd.	2,000	11,394

Julius Baer Holding AG	504	19,388

[1]Jyske Bank A/S	126	2,968

KBC Groep NV	361	10,904

Lloyds TSB Group PLC	14,395	26,347

Mediobanca SpA	1,077	10,938

Mitsubishi UFJ Financial Group,
Inc.	25,200	156,364
Mizuho Financial Group, Inc.	23	68,454

National Australia Bank Ltd.	4,572	67,027

National Bank of Greece SA	1,173	21,724

Natixis	2,123	3,732

Nishi-Nippon City Bank Ltd.	2,000	5,798

Nordea Bank AB	5,060	35,618

OKO Bank PLC	200	2,770

52	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Oversea-Chinese Banking
Corp.Ltd.	6,000	$20,905
Piraeus Bank SA	711	6,403

Raiffeisen International Bank
Holding AG	119	3,330
Resona Holdings, Inc.	11	17,437

Royal Bank of Scotland Group
PLC	38,872	28,101
Sapporo Hokuyo Holdings, Inc.	1	4,052

Shinsei Bank Ltd.	3,000	4,742

Shizuoka Bank Ltd.	2,000	23,167

Skandinaviska Enskilda Banken
AB	1,110	8,916
SNS Reaal	278	1,530

Societe Generale	1,092	55,307

Standard Chartered PLC	4,431	56,643

Sumitomo Mitsui Financial
Group, Inc.	16	69,308
Suncorp-Metway Ltd.	2,128	12,563

Suruga Bank Ltd.	1,000	9,904

Svenska Handelsbanken	1,050	17,091

Swedbank AB	800	4,588

UniCredito Italiano SpA	26,593	66,205

United Overseas Bank Ltd.	3,000	27,081

Westpac Banking Corp.	7,911	94,209

Wing Hang Bank Ltd.	510	2,955

Total		2,363,034

Beverages–1.5%
[1]Anheuser-Busch InBev NV	640	4

Asahi Breweries Ltd.	900	15,489

Carlsberg A/S	160	5,253

Coca-Cola Amatil Ltd.	1,289	8,331

Coca-Cola West Holdings Co.
Ltd.	100	2,162
Diageo PLC	5,970	83,046

Foster’s Group Ltd.	4,362	16,781

Fraser and Neave Ltd.	2,000	4,123

Heineken Holding NV	234	6,699

Heineken NV	582	17,881

InBev NV	1,040	24,112

Ito En Ltd.	100	1,475

Kirin Brewery Co. Ltd.	2,000	26,363

Lion Nathan Ltd.	667	3,838

Pernod-Ricard SA	389	28,846

SABMiller PLC	2,130	35,863

Sapporo Holdings Ltd.	1,000	6,297

Total		286,563

Biotechnology–0.0%
Grifols SA	272	4,724

Building Products–0.4%
Asahi Glass Co. Ltd.	3,000	17,039

Assa Abloy AB	680	7,715

Cie de Saint-Gobain	640	30,186

Geberit AG	88	9,480

JS Group Corp.	600	9,288

Nippon Sheet Glass Co. Ltd.	1,000	3,284

TOTO Ltd.	1,000	6,273

Wienerberger AG	171	2,856

Total		86,121

Chemicals–2.9%
Akzo Nobel NV	642	26,474

Asahi Kasei Corp.	3,000	13,185

BASF AG	2,216	87,564

Bayer AG	1,782	104,683

Daicel Chemical Industries, Ltd.	1,000	4,745

Dainippon Ink and Chemicals,
Inc.	1,000	2,098
Denki Kagaku Kogyo K. K.	1,000	2,446

GEA Group AG	322	5,521

Givaudan SA	14	11,029

JSR Corp.	400	4,502

K+S AG	324	18,601

Kaneka Corp.	1,000	6,373

Kansai Paint Co. Ltd.	1,000	5,111

Koninklijke DSM NV	290	7,434

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Kuraray Co. Ltd.	1,000	$7,785

Lonza Group AG	98	9,060

Mitsubishi Chemical Holdings
Corp.	3,000	13,239
Mitsubishi Gas Chemical Co.,
Inc.	1,000	4,087
Mitsubishi Rayon Co. Ltd.	1,000	3,016

Mitsui Chemicals, Inc.	2,000	7,393

Nissan Chemical Industries
Ltd.	1,000	9,683
Novozymes A/S	110	8,763

Nufarm Ltd.	326	2,403

Orica Ltd.	920	9,033

Shin-Etsu Chemical Co. Ltd.	1,000	45,866

Showa Denko K.K.	3,000	4,344

Solvay SA	131	9,740

Sumitomo Chemical Co. Ltd.	4,000	13,652

Syngenta AG	238	46,108

Taiyo Nippon Sanso Corp.	1,000	7,708

Teijin Ltd.	2,000	5,654

Tokuyama Corp.	1,000	8,441

Toray Industries, Inc.	3,000	15,277

Tosoh Corp.	1,000	2,452

Ube Industries Ltd.	2,000	5,614

Wacker Chemie AG	33	3,509

Yara International ASA	550	12,021

Total		554,614

Commercial Services & Supplies–0.8%
Adecco SA	257	8,723

Benesse Corp.	200	8,741

Bureau Veritas SA	86	3,454

Capita Group PLC	1,442	15,365

Dai Nippon Printing Co. Ltd.	2,000	22,047

Group 4 Securicor PLC	2,609	7,743

Hakuhodo DY Holdings, Inc.	50	2,727

Hays PLC	2,836	2,859

[1]Invensys PLC	1,783	4,492

Legrand SA	202	3,881

[1]Loomis AB	136	843

Mitsubishi UFJ Lease & Finance
Co. Ltd.	140	3,557
PagesJaunes Groupe SA	300	2,949

Randstad Holdings NV	220	4,466

Secom Co. Ltd.	500	25,754

Securitas AB	680	5,582

Serco Group PLC	988	6,430

SGS SA	10	10,469

Societe BIC SA	70	4,022

Toppan Printing Co. Ltd.	1,000	7,701

Total		151,805

Communications Equipment–1.1%
[1]Alcatel SA	5,242	11,319

Nokia OYJ	9,320	144,487

Telefonaktiebolaget LM Ericsson	8,190	62,813

Total		218,619

Computers & Peripherals–0.4%
[1]Elpida Memory, Inc.	200	1,226

Fujitsu Ltd.	4,000	19,334

[1]Logitech International SA	381	5,948

Mitsumi Electric Co. Ltd.	200	3,535

NEC Corp.	5,000	16,782

Toshiba Corp.	7,000	28,823

Total		75,648

Construction & Engineering–0.9%
Acciona SA	60	7,589

Actividades de Construction y
Servicios SA (ACS)	462	21,238
Aker Kvaerner ASA	374	2,472

Alstom SA	503	29,704

Amec PLC	730	5,210

Balfour Beatty PLC	1,055	5,026

Eiffage SA	79	4,132

FLSmidth & Co. A/S	100	3,480

54	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
Fomento de Construcciones y
Contratas SA	100	$3,291
Grupo Ferrovial SA	131	3,609

HOCHTIEF AG	83	4,211

Husqvarna AB, Series B	548	2,904

Italcementi SpA	146	1,008

JGC Corp.	1,000	15,045

Kajima Corp.	2,000	7,001

Kinden Corp.	1,000	9,017

Kurita Water Industries Ltd.	300	8,082

Leighton Holdings Ltd.	310	6,029

Obayashi Corp.	2,000	11,925

SembCorp Industries Ltd.	2,000	3,250

Shimizu Corp.	1,000	5,833

Skanska AB	1,080	10,765

Strabag SE	109	2,511

Taisei Corp.	2,000	5,509

Total		178,841

Construction Materials–0.6%
Boral Ltd.	1,224	3,965

Cimpor Cimentos de Portugal
SGPS SA	466	2,269
CRH PLC	1,197	30,222

CSR Ltd.	2,197	2,712

Fletcher Building Ltd.	1,118	3,773

HeidelbergCement AG	53	2,361

Holcim Ltd.	498	28,674

Imerys SA	70	3,183

Italcementi SpA	120	1,519

James Hardie Industries NV	800	2,620

Lafarge SA	347	21,098

Taiheiyo Cement Corp.	2,000	3,854

Titan Cement Co. SA	140	2,716

Total		108,966

Containers & Packaging–0.1%
Amcor Ltd.	1,889	7,678

Rexam PLC	1,399	7,145

Toyo Seikan Kaisha Ltd.	300	5,168

Total		19,991

Distributors–0.4%
ABC-Mart, Inc.	100	3,663

Jardine Cycle & Carriage Ltd.	1,000	6,642

Li & Fung Ltd.	6,200	10,697

Metcash Ltd.	1,626	4,984

Olam International Ltd.	2,100	1,692

Reckitt Benckiser Group PLC	1,382	51,485

Total		79,163

Diversified Financials–2.6%
3i Group PLC	837	3,297

Acom Co. Ltd.	110	4,615

Aeon Credit Service Co. Ltd.	100	1,058

Australian Stock Exchange Ltd.	378	8,827

Babcock & Brown International
Property Ltd.	463	51
Banco de Valencia SA	489	5,159

Cattles PLC	24	6

Chinese Estates Holdings Ltd.	2,060	2,352

Credit Saison Co. Ltd.	300	4,142

Criteria Caixacorp SA	1,788	7,035

Daiwa Securities Group, Inc.	3,000	17,878

Deutsche Boerse AG	459	33,430

Eurazeo	54	2,535

Experian Group Ltd.	2,228	13,953

Fortis NV	5,010	6,650

Groupe Bruxelles Lambert SA	177	14,085

Hokuhoku Financial Group,
Inc.	3,000	7,102
Hong Kong Exchanges and
Clearing Ltd.	2,000	19,175
Hypo Real Estate Holding AG	357	1,571

ICAP PLC	1,044	4,354

IFIL–Investments SpA	663	1,697

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	55

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
ING Groep NV	4,487	$46,903

Investor AB	1,000	15,049

Jafco Co. Ltd.	100	2,556

KBC Ancora	67	1,154

Keppel Corp. Ltd.	3,000	9,093

London Stock Exchange
Group PLC	301	2,241
Macquarie Group Ltd.	621	12,622

Man Group PLC	4,267	14,728

[1]Marfin Investment Group SA	1,412	5,674

Matsui Securities Co. Ltd.	300	2,511

Mediolanum SpA	660	2,811

Mitsui Trust Holdings, Inc.	2,000	9,774

Mizuho Trust & Banking Co.
Ltd.	3,000	3,800
Nomura Holdings, Inc.	4,000	32,985

ORIX Corp.	210	11,932

Pargesa Holding SA	57	3,811

Perpetual Ltd.	100	2,608

Promise Co. Ltd.	150	3,802

Schroders PLC	261	3,259

Shinko Securities Co. Ltd.	1,000	2,191

Singapore Exchange Ltd.	2,000	7,166

Sony Financial Holdings, Inc.	2	7,680

Sumitomo Trust & Banking Co.
Ltd.	3,000	17,755
Swire Pacific Ltd.	2,000	13,868

Takefuji Corp.	200	1,634

1UBS AG	6,876	99,728

Yamaguchi Financial Group,
Inc.	1,000	11,238

Total		507,545

Diversified Telecommunication Services–4.5%
Belgacom SA	405	15,448

BT Group PLC	18,211	35,781

Deutsche Telekom AG	6,646	100,976

Elisa OYJ	280	4,847

France Telecom SA	4,281	119,745

Hellenic Telecommunications
Organization SA	560	9,316
Hutchison Telecommunications
International Ltd.	3,000	809
[1]Iliad SA	38	3,291

Millicom International Cellular
SA	149	6,894
Mobistar SA	60	4,321

Nippon Telegraph & Telephone
Corp.	12	64,494
PCCW Ltd.	10,000	4,798

Portugal Telecom SGPS SA	1,418	12,033

Prysmian SpA	272	4,272

Royal KPN NV	4,229	61,324

Singapore Telecommunications
Ltd.	18,300	32,584
Swisscom AG	56	18,079

Tele2 AB	637	5,662

Telecom Corp. of New Zealand
Ltd.	3,841	5,126
Telecom Italia SpA	22,655	36,849

Telecom Italia SpA (RNC–
Participating Cumulative)	12,482	13,928
Telefonica SA	10,035	224,939

Telekom Austria AG	735	10,624

Telenor ASA	1,900	12,715

TeliaSonera AB	5,170	25,733

Telstra Corp. Ltd.	12,791	34,249

Total		868,837

Electric Utilities–4.5%
BKW FMB Energie AG	37	3,597

British Energy Group PLC	2,440	27,175

Cheung Kong Infrastructure
Holdings Ltd.	1,000	3,773
Chubu Electric Power Co., Inc.	1,500	45,589

Chugoku Electric Power Co.,
Inc.	600	15,806
CLP Holdings Ltd.	5,000	33,996

Contact Energy Ltd.	489	2,103

56	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electric Utilities (continued)
Drax Group PLC	739	$5,991

E.ON AG	4,641	187,669

1EDP Renovaveis SA	510	3,572

Electric Power Development Co.	300	11,784

Electricite de France	452	26,271

Enel SpA	10,284	65,767

Energias de Portugal SA	4,368	16,463

Hokkaido Electric Power Co.,
Inc.	400	10,124
Hokuriku Electric Power Co.	400	11,322

HongKong Electric Holdings	3,000	16,876

[1]Iberdrola Renovables	1,809	7,821

Iberdrola SA	8,200	76,139

International Power PLC	3,287	11,413

Kansai Electric Power Co., Inc.	1,800	52,159

Kyushu Electric Power Co., Inc.	900	23,939

Public Power Corp.	210	3,372

Red Electrica de Espana	238	12,058

Scottish & Southern Energy
PLC	1,986	34,969
Shikoku Electric Power Co.,
Inc.	400	13,490
Solarworld AG	167	3,634

Terna SpA	2,692	8,814

Tohoku Electric Power Co., Inc.	1,000	27,066

Tokyo Electric Power Co., Inc.	2,900	96,829

Verbund–Oesterreichische
Elektrizitatswirtschafts-AG	156	7,158

Total		866,739

Electrical Equipment–2.1%
1ABB Ltd.	5,201	78,401

Fanuc Ltd.	500	35,559

Fuji Electric Holdings Co. Ltd.	1,000	1,505

Furukawa Electric Co. Ltd.	2,000	9,735

Matsushita Electric Works Ltd.	1,000	8,892

Mitsubishi Electric Corp.	5,000	31,288

Nitto Denko Corp.	400	7,685

Schneider Electric SA	521	38,917

Siemens AG	2,133	159,763

Sumitomo Electric Industries
Ltd.	1,700	13,071
Ushio, Inc.	200	2,637

[1]Vestas Wind Systems A/S	470	27,934

Total		415,387

Electronic Equipment & Instruments–0.9%
Alps Electric Co. Ltd.	300	1,468

Citizen Watch Co. Ltd.	700	2,542

Hirose Electric Co. Ltd.	100	10,096

Hitachi Chemical Co. Ltd.	200	2,068

Hitachi Ltd.	8,000	31,025

Hoya Corp.	900	15,635

Ibiden Co. Ltd.	300	6,184

Keyence Corp.	100	20,476

Kingboard Chemical Holdings
Ltd.	2,000	3,619
Kyocera Corp.	400	28,856

Mabuchi Motor Co. Ltd.	100	4,153

Nidec Corp.	300	11,666

Nippon Electric Glass Co. Ltd.	1,000	5,253

Omron Corp.	400	5,369

Rohm Co. Ltd.	200	10,099

Shimadzu Corp.	1,000	6,328

TDK Corp.	300	11,018

Yaskawa Electric Corp.	1,000	4,024

Yokogawa Electric Corp.	500	3,280

Total		183,159

Energy Equipment & Services–0.2%
[1]Cie Generale de Geophysique-
Veritas	284	4,241
Fugro NV	130	3,732

[1]Renewable Energy Corp. AS	307	2,887

Saipem SpA	563	9,454

SBM Offshore NV	310	4,062

SeaDrill Ltd.	576	4,695

Technip SA	225	6,893

WorleyParsons Ltd.	340	3,387

Total		39,351

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Food & Drug Retailing–2.2%
Cadbury PLC	3,197	$27,987

Carrefour SA	1,488	57,144

Casino Guichard Perrachon SA	98	7,452

Colruyt SA	40	8,566

Delhaize Group	240	14,809

FamilyMart Co. Ltd.	100	4,344

J Sainsbury PLC	2,327	11,065

Kesko OYJ	160	4,010

Koninklijke Ahold NV	2,721	33,443

Lawson, Inc.	200	11,534

Seven & I Holdings Co. Ltd.	2,000	68,520

Tesco PLC	18,374	95,727

WM Morrison Supermarkets
PLC	5,717	23,187
Woolworths Ltd.	2,776	51,794

Total		419,582

Food Products–3.6%
Ajinomoto Co., Inc.	2,000	21,787

[1]Aryzta AG	172	5,584

Associated British Foods PLC	758	7,999

Coca Cola Hellenic Bottling
Co. SA	350	5,106
Danisco A	90	3,668

[1]Genting International PLC	6,000	1,883

Golden Agri-Resources Ltd.	11,000	1,832

Goodman Fielder Ltd.	2,884	2,684

Groupe DANONE	1,025	61,864

Incitec Pivot Ltd.	3,945	6,978

Kerry Group PLC	319	5,832

Kikkoman Corp.	1,000	11,804

Lindt & Spruengli AG	2	3,715

Meiji Dairies Corp.	1,000	5,365

Nestle SA	9,244	364,330

Nippon Meat Packers, Inc.	1,000	15,112

Nisshin Seifun Group, Inc.	500	6,561

Nissin Food Products Co. Ltd.	200	7,015

Parmalat SpA	3,496	5,730

Tate & Lyle PLC	1,060	6,157

Toyo Suisan Kaisha Ltd.	1,000	28,743

Unilever NV	3,885	94,134

Wilmar International Ltd.	2,000	3,915

Yakult Honsha Co. Ltd.	200	4,277

Yamazaki Baking Co. Ltd.	1,000	15,387

Total		697,462

Gas Utilities–0.8%
AGL Energy Ltd.	976	10,416

Centrica PLC	11,913	45,778

Enagas	373	8,183

Gas Natural SDG SA	250	6,819

Hong Kong & China Gas Co.	9,360	14,190

Osaka Gas Co. Ltd.	5,000	23,094

Snam Rete Gas SpA	1,750	9,666

Toho Gas Co. Ltd.	1,000	6,590

Tokyo Gas Co. Ltd.	6,000	30,405

Total		155,141

Health Care Equipment & Supplies–1.0%
Air Liquide SA	564	51,603

Alfresa Holdings Corp.	100	4,776

Cie Generale d’Optique Essilor
International SA	476	22,334
Cochlear Ltd.	130	5,118

Coloplast A/S	60	4,135

Getinge AB	390	4,674

[1]Getinge AB-New	43	496

Luxottica Group SpA	311	5,560

Nobel Biocare Holding AG	235	4,814

Olympus Corp.	1,000	20,081

Phonak Holding AG	100	6,033

Smith & Nephew PLC	1,932	12,258

Straumann Holding AG	20	3,523

Synthes, Inc.	141	17,823

Terumo Corp.	400	18,732

[1]William Demant Holding A/S	100	4,154

Total		186,114

58	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care Providers & Services–0.3%
Celesio AG	190	$5,189

Fresenius Medical Care AG &
Co. KGaA	452	21,196
Fresenius SE	58	2,939

Mediceo Paltac Holdings Co.
Ltd.	300	3,615
Parkway Holdings Ltd.	2,467	2,139

Sonic Healthcare Ltd.	687	6,994

Suzuken Co. Ltd.	200	6,026

Total		48,098

Hotels Restaurants & Leisure–0.7%
Accor SA	465	22,883

Aristocrat Leisure Ltd.	744	2,056

Autogrill SpA	172	1,303

Carnival PLC	333	7,255

City Developments Ltd.	1,000	4,462

Compass Group PLC	4,139	20,539

Crown Ltd.	943	3,947

Intercontinental Hotels Group
PLC	658	5,354
Ladbrokes PLC	1,254	3,354

Lottomatica SpA	146	3,605

OPAP SA	490	14,096

Oriental Land Co. Ltd.	100	8,224

Shangri-La Asia Ltd.	4,000	4,623

Sky City Entertainment Group
Ltd.	783	1,434
Sodexho Alliance SA	221	12,230

TABCORP Holdings Ltd.	1,257	6,153

Thomas Cook Group PLC	1,002	2,566

TUI AG	428	4,881

TUI Travel PLC	1,275	4,310

UOL Group Ltd.	1,000	1,553

Whitbread PLC	394	5,212

Total		140,040

Household Durables–1.2%
Casio Computer Co. Ltd.	400	2,513

Daito Trust Construction Co.
Ltd.	200	10,472
Daiwa House Industry Co. Ltd.	1,000	9,785

Electrolux AB	532	4,576

Haseko Corp.	2,500	2,656

Koninklijke Philips Electronics NV	2,357	45,841

Makita Corp.	300	6,691

Matsushita Electric Industrial Co.
Ltd.	5,000	62,652
[1]Sanyo Electric Co. Ltd.	4,000	7,490

Sekisui Chemical Co. Ltd.	1,000	6,246

Sekisui House Ltd.	1,000	8,753

Sharp Corp.	3,000	21,506

Sony Corp.	2,400	52,174

Total		241,355

Household Products–0.2%
Henkel KGaA	276	7,318

Kao Corp.	1,000	30,283

Uni-Charm Corp.	100	7,559

Total		45,160

Industrial Conglomerates–0.5%
Aeon Mall Co. Ltd.	100	1,931

Brambles Ltd.	3,066	15,931

Burberry Group PLC	870	2,790

Hopewell Holdings Ltd.	2,000	6,616

Hutchison Whampoa Ltd.	5,000	25,222

Jeronimo Martins SGPS SA	479	2,661

Noble Group Ltd.	3,400	2,435

NWS Holdings Ltd.	2,022	3,026

Orkla ASA	1,845	12,269

OSAKA Titanium Technologies
Co. Ltd.	100	2,523
Pirelli & C SpA	5,630	2,088

Tomkins PLC	1,695	3,037

Wendel SA	59	2,931

Wesfarmers Ltd.	322	4,068

Wesfarmers Ltd.-PPS	1,482	18,714

Total		106,242

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance–4.5%
Admiral Group PLC	433	$5,719

Aegon NV	3,035	19,368

Aioi Insurance Co. Ltd.	1,000	5,214

Alleanza Assicurazioni SpA	825	6,723

Allianz AG	1,056	113,264

AMP Ltd.	4,134	15,716

Assicurazioni Generali SpA	2,480	67,986

Aviva PLC	6,066	34,336

AXA Asia Pacific Holdings Ltd.	1,889	6,549

AXA SA	3,627	80,863

Baloise Holding AG	109	8,193

CNP Assurances	77	5,572

Fondiaria-SAI SpA	141	2,552

Friends Provident PLC	4,940	6,196

Hannover Rueckversicherung AG	128	4,072

Insurance Australia Group Ltd.	4,340	11,840

Irish Life & Permanent PLC	625	1,388

Legal & General Group PLC	13,524	15,085

Mapfre SA	1,333	4,519

Millea Holdings, Inc.	1,600	46,883

Mitsui Sumitomo Insurance
Group Holdings, Inc.	900	28,704
Muenchener
Rueckversicherungs AG	484	76,059
Nipponkoa Insurance Co. Ltd.	2,000	15,548

Old Mutual PLC	10,816	8,641

Prudential PLC	5,653	34,417

QBE Insurance Group Ltd.	2,092	38,027

Sampo OYJ	1,016	18,977

SCOR SE	355	8,161

Sompo Japan Insurance, Inc.	2,000	14,646

Standard Life PLC	4,934	14,468

[1]Swiss Life Holding	76	5,272

Swiss Reinsurance	829	40,274

T&D Holdings, Inc.	450	18,869

[1]Topdanmark A/S	50	6,491

TrygVesta A/S	53	3,288

Unipol Gruppo Finanziario SpA	1,422	2,181

Wiener Staedtische
Versicherung AG	82	2,829
Zurich Financial Services AG	341	74,023

Total		872,913

Internet & Catalog Retail–0.1%
Dena Co. Ltd.	1	3,215

Rakuten, Inc.	15	9,550

Total		12,765

Internet Software & Services–0.3%
SBI Holdings, Inc.	47	7,264

Softbank Corp.	1,800	32,597

United Internet AG	267	2,390

Yahoo! Japan Corp.	36	14,728

Total		56,979

IT Consulting & Services–0.3%
Atos Origin SA	138	3,464

Cap Gemini SA	307	11,833

Computershare Ltd.	1,089	5,955

Indra Sistemas SA	228	5,181

Itochu Techno-Solutions Corp.	100	2,435

LogicaCMG PLC	2,993	2,989

Nomura Research Institute Ltd.	200	3,796

NTT Data Corp.	3	12,042

Obic Co. Ltd.	20	3,272

Total		50,967

Leisure Equipment & Products–0.3%
Fuji Photo Film Co. Ltd.	1,100	24,209

Konica Minolta Holdings, Inc.	1,000	7,749

Namco Bandai Holdings, Inc.	400	4,384

Sankyo Co. Ltd.	100	5,051

Shimano, Inc.	200	8,013

Tattersall’s Ltd.	2,237	4,370

Yamaha Corp.	400	3,709

Total		57,485

60	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Machinery–1.6%
Alfa Laval AB	800	$6,946

Amada Co. Ltd.	1,000	4,841

Atlas Copco AB, Series A	1,465	12,611

Atlas Copco AB, Series B	816	6,272

Daikin Industries Ltd.	600	15,824

Hino Motors Ltd.	1,000	2,059

Hitachi Construction Machinery
Co. Ltd.	200	2,361
IMI PLC	700	2,751

Ishikawajima-Harima Heavy
Industries Co. Ltd.	3,000	3,809
Japan Steel Works Ltd.	1,000	13,954

JTEKT Corp.	400	3,086

Kawasaki Heavy Industries Ltd.	3,000	6,084

Komatsu Ltd.	2,000	25,334

Kubota Corp.	3,000	21,565

Linde AG	317	26,826

MAN AG	225	12,409

Metso OYJ	290	3,506

Minebea Co. Ltd.	1,000	3,436

Mitsubishi Heavy Industries Ltd.	8,000	35,694

Mitsui Engineering &
Shipbuilding Co. Ltd.	1,000	1,680
NGK Insulators Ltd.	1,000	11,254

NSK Ltd.	1,000	3,755

NTN Corp.	1,000	3,019

Sandvik AB	2,144	13,621

Scania AB	800	8,007

SembCorp Marine Ltd.	2,400	2,829

SMC Corp.	200	20,462

Sulzer AG	56	3,229

Sumitomo Heavy Industries Ltd.	1,000	3,981

THK Co. Ltd.	200	2,102

Volvo AB, Series A	2,300	12,708

Volvo AB, Series B	1,014	5,707

Wartsila OYJ	200	5,951

Zardoya Otis SA	319	5,679

Total		313,352

Marine–0.5%
A.P. Moller-Maersk A	1	5,428

A.P. Moller-Maersk Group A/S	3	16,074

Cosco Corp. Singapore Ltd.	2,000	1,346

Frontline Ltd.	100	2,916

Kamigumi Co. Ltd.	1,000	8,955

Kawasaki Kisen Kaisha Ltd.	2,000	9,332

Mitsubishi Logistics Corp.	1,000	12,586

Mitsui OSK Lines Ltd.	3,000	18,423

Neptune Orient Lines Ltd.	1,000	785

Nippon Yusen Kabushiki
Kaisha	3,000	18,502
Orient Overseas International
Ltd.	1,000	2,242
Pacific Basin Shipping Ltd.	3,000	1,379

Total		97,968

Media–1.5%
British Sky Broadcasting PLC	2,715	18,890

Daily Mail & General Trust PLC	671	2,619

Dentsu, Inc.	4	8,240

Eutelsat Communications	186	4,392

Fuji Television Network, Inc.	1	1,431

Gestevision Telecinco SA	184	1,960

ITV PLC	7,996	4,585

JC Decaux SA	134	2,307

John Fairfax Holdings Ltd.	2,923	3,354

Lagardere SCA	267	10,838

M6-Metropole Television	111	2,148

Mediaset SpA	1,687	9,634

Modern Times Group AB	100	2,172

Pearson PLC	1,785	16,566

Publicis Groupe	273	7,027

Reed Elsevier NV	1,367	16,106

Reed Elsevier PLC	2,609	19,017

Sanoma-WSOY OYJ	190	2,465

SES-FDR	643	12,378

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Media (continued)
Singapore Press Holdings Ltd.	3,000	$6,496

Television Broadcasts Ltd.	1,000	3,276

Television Francaise 1 (TFI)	255	3,728

Thomson Reuters PLC	426	9,422

Toho Co. Ltd.	300	6,437

Tokyo Broadcasting System,
Inc.	100	1,523
United Business Media Ltd.	465	3,423

Vivendi SA	2,730	88,882

Wolters Kluwer NV	639	12,068

WPP PLC	2,438	14,212

Total		295,596

Metals & Mining–4.1%
Acerinox SA	291	4,671

Alumina Ltd.	3,170	3,103

Anglo American PLC	3,097	70,740

Antofagasta PLC	839	5,182

[1]ArcelorMittal NPV	2,041	49,195

BHP Billiton Ltd.	8,190	172,492

BHP Billiton PLC	5,166	97,311

BlueScope Steel Ltd.	1,694	4,161

Daido Steel Co. Ltd.	1,000	3,025

Dowa Mining Co. Ltd.	1,000	3,679

Eramet	11	2,130

Eurasian Natural Resources
Corp.	712	3,410
[1]Fortescue Metals Group Ltd.	2,681	3,664

Hitachi Metals Ltd.	1,000	4,716

Husqvarna AB. Series B NPV	840	8,362

JFE Holdings, Inc.	1,200	31,740

Johnson Matthey PLC	458	7,269

Kazakhmys PLC	435	1,461

Kobe Steel Ltd.	6,000	11,049

Kone OYJ	342	7,499

Lonmin PLC	332	4,383

Maruichi Steel Tube Ltd.	100	2,779

Mitsubishi Materials Corp.	3,000	7,564

Mitsui Mining & Smelting Co.
Ltd.	1,000	2,113
Newcrest Mining Ltd.	990	23,480

Nippon Steel Corp.	12,000	39,406

Nisshin Steel Co. Ltd.	2,000	4,114

OneSteel Ltd.	1,814	3,140

Outokumpu OYJ	200	2,350

Oxiana Ltd.	10,010	3,838

Rautaruukki OYJ	180	3,102

Rio Tinto Ltd.	646	17,303

Rio Tinto PLC	2,333	50,549

Salzgitter AG	91	7,188

Sims Group Ltd.	358	4,354

SSAB Svenskt Stal AB, Class A	512	4,510

SSAB Svenskt Stal AB, Class B	250	2,054

Sumitomo Metal Industries Ltd.	9,000	22,180

Sumitomo Metal Mining Co. Ltd.	2,000	21,257

Tenaris SA	1,105	11,426

The Umicore Group	271	5,347

ThyssenKrupp AG	776	20,985

Tokyo Steel Manufacturing Co.
Ltd.	200	2,097
Vallourec Group	113	12,852

Vedanta Resources PLC	306	2,717

Voestalpine AG	254	5,446

Xstrata PLC	1,425	13,285

Yamato Kogyo Co. Ltd.	100	2,698

Total		797,376

Multi-line Retail–0.5%
Aeon Co. Ltd.	1,500	15,024

Compagnie Nationale a
Portefeuille	84	4,085
Harvey Norman Holdings Ltd.	1,080	2,006

Home Retail Group	1,862	5,711

[1]Isetan Mitsukoshi Holdings Ltd.	740	6,375

J Front Retailing Co. Ltd.	1,000	4,125

Lifestyle International Holdings
Ltd.	1,500	1,529

62	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Multi-line Retail (continued)
Marks & Spencer Group PLC	3,608	$11,230

Marui Co. Ltd.	500	2,903

Metro AG	241	9,769

Next PLC	442	6,920

PPR SA	169	11,040

Takashimaya Co. Ltd.	1,000	7,574

UNY Co. Ltd.	1,000	11,013

Total		99,304

Multi-Utilities–0.8%
AEM SpA	2,665	4,777

RWE AG	1,042	93,672

Union Fenosa SA	869	21,478

United Utilities Group PLC	1,482	13,412

Veolia Environnement	895	28,089

Total		161,428

Office Electronics–0.6%
Brother Industries Ltd.	500	2,983

Canon Marketing Japan, Inc.	200	3,234

Canon, Inc.	2,500	78,479

Neopost SA	69	6,245

Ricoh Co. Ltd.	2,000	25,471

Total		116,412

Oil & Gas–9.1%
Aeroports de Paris	65	4,399

BG Group PLC	7,824	108,627

BP PLC	45,209	346,404

[1]Cairn Energy PLC	278	8,135

Caltex Australia Ltd.	300	1,513

Cosmo Oil Co. Ltd.	1,000	3,083

ENI SpA	6,374	151,037

Fortum OYJ	1,049	22,532

Galp Energia SGPS SA	451	4,540

Gaz de France SA	2,705	133,970

Hellenic Petroleum SA	230	1,702

Idemitsu Kosan Co. Ltd.	100	6,406

Inpex Holdings, Inc.	2	15,801

Japan Petroleum Exploration Co.	100	4,385

[1]Lundin Petroleum AB	530	2,819

[1]Mongolia Energy Co. Ltd.	7,000	2,183

National Grid PLC	5,849	57,804

Neste Oil OYJ	277	4,136

Nippon Mining Holdings, Inc.	2,000	8,594

Nippon Oil Corp.	3,000	15,109

Norsk Hydro ASA	1,564	6,316

OMV AG	360	9,597

Origin Energy Ltd.	2,083	23,495

[1]Paladin Resources Ltd.	1,110	1,948

Repsol YPF SA	1,727	36,783

Royal Dutch Shell PLC	8,607	224,990

Royal Dutch Shell PLC,
B shares	6,624	166,710
Santos Ltd.	1,314	13,733

Saras SpA	779	2,639

Showa Shell Sekiyu K.K.	400	3,947

Statoil ASA	3,018	49,707

TonenGeneral Sekiyu K.K.	1,000	10,010

Total SA	5,163	281,475

Tullow Oil PLC	1,583	15,148

Woodside Petroleum Ltd.	1,136	29,317

Total		1,778,994

Paper & Forest Products–0.3%
Holmen AB	130	3,214

Nippon Paper Group, Inc.	2	8,166

OJI Paper Co. Ltd.	2,000	11,757

Stora Enso OYJ	1,380	10,773

Svenska Cellulosa AB	1,180	10,091

UPM-Kymmene OYJ	1,153	14,619

Total		58,620

Personal Products–0.8%
Beiersdorf AG	187	11,125

L’Oreal SA	558	48,488

Shiseido Co. Ltd.	1,000	20,471

Unilever PLC	3,084	70,085

Total		150,169

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Pharmaceuticals–8.0%
[1]Actelion Ltd.	216	$12,165

Astellas Pharma, Inc.	1,200	48,830

AstraZeneca PLC	3,398	137,682

Chugai Pharmaceutical Co. Ltd.	500	9,679

CSL Ltd.	1,409	33,271

Daiichi Sankyo Co. Ltd.	1,600	38,031

Dainippon Sumitomo Pharma
Co. Ltd.	1,000	9,320
Eisai Co. Ltd.	600	24,864

[1]Elan Corp. PLC	995	5,855

GlaxoSmithKline PLC	12,705	235,861

Hisamitsu Pharmaceutical Co.,
Inc.	200	8,165
Kyowa Hakko Kogyo Co. Ltd.	591	6,170

Merck KGaA	142	12,910

Mitsubishi Tanabe Pharma
Corp.	1,000	15,119
Novartis AG	5,757	288,452

Novo-Nordisk A/S	1,070	54,452

Ono Pharmaceutical Co. Ltd.	200	10,399

Orion OYJ	168	2,844

Roche Holding AG	1,703	262,149

Sanofi-Aventis	2,576	163,612

Santen Pharmaceutical Co. Ltd.	200	6,023

Shionogi & Co. Ltd.	1,000	25,685

Shire Ltd.	1,332	19,479

Taisho Pharmaceutical Co. Ltd.	1,000	21,245

Takeda Pharmaceutical Co.
Ltd.	1,900	98,558
Tsumura & Co.	100	3,710

UCB SA	224	7,297

Total		1,561,827

Real Estate–2.3%
[2]Ascendas Real Estate
Investment Trust	2,000	1,935
[1]Berkeley Group Holdings PLC	230	2,908

[2]British Land Co. PLC	1,099	8,810

[2]CapitaLand Ltd.	4,000	8,788

[2]CapitaMall Trust	3,000	3,340

2CFS Retail Property Trust	3,066	4,022

Cheung Kong Holdings Ltd.	4,000	38,136

[2]Corio NV	98	4,493

2DB RREEF Trust	6,796	3,949

[2]Gecina SA	33	2,292

2GPT Group	10,987	7,105

[2]Hammerson PLC	631	4,888

Hang Lung Group Ltd.	2,000	6,105

[2]Hang Lung Properties Ltd.	5,000	10,968

[2]Henderson Land Development
Co. Ltd.	3,000	11,207
[2]Hysan Development Co. Ltd.	1,118	1,816

2ICADE EMGP	40	3,329

[2]Japan Prime Realty Investment
Corp.	1	2,384
[2]Japan Real Estate Investment
Corp.	1	8,987
[2]Japan Retail Fund Investment
Corp.	1	4,336
[2]Kerry Properties Ltd.	1,558	4,193

[2]Klepierre SA	371	9,093

[2]Land Securities Group PLC	1,075	14,328

Lend Lease Corp. Ltd.	795	4,020

LEOPALACE21 Corp.	300	3,042

[2]Liberty International PLC	579	4,012

[2]Link Real Estate Investment Trust
(The Link REIT)	4,753	7,901
[2]Macquarie Goodman Group	6,180	3,277

[2]Macquarie Office Trust	4,146	702

[2]Mirvac Group	2,106	1,898

[2]Mitsubishi Estate Co. Ltd.	3,000	49,474

[2]Mitsui Fudosan Co. Ltd.	2,000	33,236

[2]New World Development Ltd.	5,230	5,343

[2]Nippon Building Fund, Inc.	1	10,976

Nomura Real Estate Holdings,
Inc.	100	1,997
[2]Nomura Real Estate Office Fund,
Inc.	1	6,538

64	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
2NTT Urban Development Corp.	2	$2,158

Sacyr Vallehermoso SA	153	1,377

[2]Segro PLC	870	3,112

[2]Sino Land Co.	4,292	4,486

[2]Stockland Trust Group	3,326	9,624

[2]Sumitomo Realty &
Development Co. Ltd.	1,000	14,899
Sun Hung Kai Properties Ltd.	4,000	33,634

[2]Tokyo Tatemono Co. Ltd.	1,000	4,573

[2]Tokyu Land Corp.	1,000	3,809

[2]Unibail Holding	184	27,405

[2]Westfield Group	4,122	37,979

Wharf Holdings Ltd.	3,250	8,980

Wheelock & Co. Ltd.	2,000	4,430

Total		456,294

Road & Rail–1.3%
Central Japan Railway Co.	4	34,571

ComfortDelgro Corp. Ltd.	5,000	5,061

DSV A/S	400	4,356

East Japan Railway Co.	8	62,479

Firstgroup PLC	1,088	6,806

Hankyu Hanshin Holdings, Inc.	3,000	17,263

Keihin Electric Express Railway
Co. Ltd.	1,000	8,831
Keio Corp.	1,000	6,005

Keisei Electric Railway Co. Ltd.	1,000	6,232

Kintetsu Corp.	4,000	18,378

MTR Corp.	3,146	7,335

National Express Group PLC	290	2,069

Nippon Express Co. Ltd.	2,000	8,415

Odakyu Electric Railway Co. Ltd.	2,000	17,571

Stagecoach Group PLC	1,172	2,378

Tobu Railway Co. Ltd.	2,000	11,906

Tokyu Corp.	3,000	15,099

West Japan Railway Co.	4	18,200

Total		252,955

Semiconductor Equipment & Products–0.5%
Advantest Corp.	300	4,857

ASM Pacific Technology	500	1,647

ASML Holding NV	939	16,757

[1]Infineon Technologies AG	1,665	2,292

Murata Manufacturing Co. Ltd.	500	19,600

1NEC Electronics Corp.	100	942

Nikon Corp.	1,000	11,981

1OC Oerlikon Corp. AG	17	1,129

1Q-Cells AG	129	4,682

Seiko Epson Corp.	300	4,779

Shinko Electric Industries	100	816

STMicroelectronics NV	1,531	10,253

Sumco Corp.	300	3,831

Tokyo Electron Ltd.	400	14,047

Total		97,613

Software–1.0%
Dassault Systemes SA	137	6,191

Konami Corp.	200	5,149

Nintendo Co. Ltd.	200	76,839

Oracle Corp. Japan	100	4,339

Sage Group PLC	2,714	6,674

SAP AG	2,045	73,291

Square Enix Co. Ltd.	100	3,228

[1]Trend Micro, Inc.	500	17,458

Total		193,169

Specialty Retail–0.9%
Billabong International Ltd.	369	2,064

Compagnie Financiere
Richemont SA	1,171	22,734
Esprit Holdings Ltd.	2,500	14,250

Fast Retailing Co. Ltd.	100	14,574

Hennes & Mauritz AB	1,180	46,110

Inditex SA	480	21,217

Kingfisher PLC	5,075	9,925

Nitori Co. Ltd.	100	7,761

Sega Sammy Holdings, Inc.	300	3,481

Shimamura Co. Ltd.	100	7,737

USS Co. Ltd.	50	2,646

International Stock Market Portfolio	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Yamada Denki Co. Ltd.	180	$12,496

Yue Yuen Industrial Holdings
Ltd.	1,500	2,972

Total		167,967

Textiles & Apparel–0.6%
Adidas AG	445	17,115

Asics Corp.	1,000	8,064

Bulgari SpA	400	2,497

Christian Dior SA	116	6,543

Hermes International	153	21,373

LVMH Moet Hennessy Louis
Vuitton SA	559	37,557
Nisshinbo Industries, Inc.	1,000	7,602

Onward Holdings Co. Ltd.	1,000	7,927

Puma AG Rudolf Dassler Sport	12	2,384

Swatch Group AG	70	9,778

Swatch Group AG-Registered
Shares	98	2,679

Total		123,519

Tobacco–1.1%
British American Tobacco PLC	4,442	115,418

Imperial Tobacco Group PLC	2,382	63,631

Japan Tobacco, Inc.	11	36,425

Swedish Match AB	500	7,158

Total		222,632

Trading Companies & Distributors–0.9%
Bunzl PLC	688	5,872

Hitachi High-Technologies Corp.	100	1,595

Itochu Corp.	4,000	20,069

Marubeni Corp.	4,000	15,246

Mitsubishi Corp.	3,200	44,923

Mitsui & Co. Ltd.	4,000	40,917

Sojitz Corp.	2,500	4,192

Sumitomo Corp.	2,700	23,796

Toyota Tsusho Corp.	400	4,274

Wolseley PLC	1,385	7,722

Total		168,606

Transportation Infrastructure–0.6%
Abertis Infraestructuras SA	614	10,926

Asciano Group	1,399	1,490

Auckland International Airport
Ltd.	1,654	1,571
Autostrade SpA	567	10,427

Brisa-Auto Estradas de Portugal
SA	671	5,014
Cintra Concesiones de
Infraestructuras de Transporte SA	589	4,431
Fraport AG Frankfurt Airport
Services Worldwide	78	3,406
Koninklijke Boskalis Westminster
NV	121	2,811
Kuehne & Nagel International AG	119	7,715

Macquarie Airports	1,511	2,545

Macquarie Infrastructure Group	5,700	6,837

Societe Des Autoroutes Paris-
Rhin-Rhone	53	3,682
Transurban Group	2,701	10,372

Vinci SA	947	39,881

Total		111,108

Water Utilities–0.1%
Severn Trent PLC	496	8,589

[1]Suez Environnement SA	564	9,510

Total		18,099

Wireless Telecommunication Services–2.1%
Bouygues SA	551	23,322

Carphone Warehouse Group
PLC	786	1,021
[1]Foxconn International Holdings Ltd.	4,000	1,340

KDDI Corp.	7	49,857

NTT DoCoMo, Inc.	38	74,909

PT Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	418	2,170

66	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2008 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	127,888	$257,453

Total		410,072

Total Common Stocks–
(Identified Cost $27,062,981)		18,694,878

Preferred Stocks–0.4%
Automobiles–0.2%
Bayerische Motoren Werke AG	111	2,181

Porsche AG	192	14,958

Volkswagen AG	238	12,700

Total		29,839

Electrical Equipment–0.0%
Schindler Holding AG	100	4,570

Health Care Providers & Services–0.1%
Fresenius SE	194	11,368

Household Products–0.1%
Henkel KGaA	428	13,722

Insurance–0.0%
Unipol SpA	1,787	1,945

Multi-Utilities–0.0%
RWE AG	84	6,351

Total Preferred Stocks–
(Identified Cost $96,667)		67,795

Rights–0.0%
DBS Group Holdings Ltd. Rights
Exp. 1/23/09	1,500	3,123
Dowa Mining Co. Ltd. Rights
Exp. 1/29/10	1,000	11
Fortis Rights Exp. 7/4/14	5,010	0

HBOS PLC Rights Exp. 1/9/09	16,878	0

Lloyds TSB Group Rights
Exp. 1/12/09	6,257	0
Macquarie Office Trust Rights
Exp. 1/12/09	4,146	116

Total Rights–
(Identified Cost $9,395)		3,250

Mutual Fund–1.5%
AIM Prime Fund
(At Net Asset Value)	290,697	290,697

Total Investments–97.8%
(Identified Cost $27,459,740)		19,056,620

Other Assets & Liabilities–Net–2.2%		436,634

Total Net Assets–100.0%		$19,493,254

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

At December 31, 2008, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation

DJEuro Stoxx 50 Index	5	$170,281	March 2009	$(463)

FTSE 100 Index	1	$63,117	March 2009	$1,538

Topix Index	1	$95,091	March 2009	$7,581

MSCI EAFE Index	7	$443,380	March 2009	$24,574

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation/depreciation on open futures contracts is required to be treated as realized gain/loss for tax purposes.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	67

Financial Statements

Statements of assets and liabilities

December 31, 2008 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (identified cost of $64,244,890, $57,155,271 and $27,459,740, respectively)	$65,226,640	$40,160,945	$19,056,620
Cash denominated in foreign currency (identified cost of $701,525)	–	–	709,261
Cash	7,159	49,030	–
Interest and dividend receivable	544,270	86,520	39,661
Reimbursement receivable	12,575	13,293	20,964
Receivable for investments sold	993,151	14,562	328
Receivable for futures daily variation margin	–	7,860	–
Receivable for fund shares sold	–	7,080	–
Prepaid expenses	1,378	1,378	1,378

Total assets	$66,785,173	$40,340,668	$19,828,212

Liabilities:
Payable for investments purchased	2,876,424	82,882	–
Payable for fund shares redeemed	5,000	–	11,522
Payable for futures daily variation margin	–	–	273,464
Payable for open forward foreign currency contracts	–	–	13,421
Accrued portfolio accounting fees (Note 6)	7,318	5,897	8,230
Accrued administration fees (Note 6)	1,838	1,166	551
Accrued transfer and dividend disbursing agent fees and expenses (Note 6)	667	667	667
Accrued audit fees	10,698	10,698	11,198
Accrued insurance fees	6,406	5,249	2,905
Accrued printing and postage expenses	3,563	3,563	3,563
Accrued miscellaneous expense	7,762	7,867	9,437

Total liabilities	$2,919,676	$117,989	$334,958

Net assets	$63,865,497	$40,222,679	$19,493,254

Net assets consist of:
Paid-in capital	$62,817,481	$58,850,303	$28,557,492
Undistributed (distributions in excess of) net investment income	(9,008)	70,032	110,692
Net unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	981,750	(16,977,598)	(8,376,606)
Accumulated net realized gain (loss) on investments, foreign currency and futures contracts	75,274	(1,720,058)	(798,324)

Net assets	$63,865,497	$40,222,679	$19,493,254

Shares of beneficial interest outstanding	6,288,135	5,699,808	2,749,319

Net asset value per share	$10.16	$7.06	$7.09

SeeNotes to Financial Statements.

68	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Financial Statements

Statements of operations

Six months ended December 31, 2008 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of foreign taxes withheld of $0, $38 and $14,977, respectively)	$–	$552,808	$296,400
Interest	1,558,666	6,074	5,153

Total investment income	$1,558,666	$558,882	$301,553

Expenses:
Investment adviser fee (Note 6)	16,054	11,297	5,530
Administration fees (Note 6)	11,238	7,908	3,871
Transfer and dividend disbursing agent fees and expenses (Note 6)	2,000	2,000	2,000
Trustees’ fees	10,000	10,000	10,000
Audit fees	11,297	11,297	11,796
Legal fees	20,462	20,462	20,462
Portfolio accounting fees (Note 6)	49,558	47,342	75,970
Printing and postage expenses	3,504	3,504	3,504
Insurance expense	6,406	5,248	2,906
Miscellaneous	6,413	6,519	8,089

Total expenses	$136,932	$125,577	$144,128

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(16,054)	(11,297)	(5,530)
Reimbursement of expenses by investment adviser	(40,606)	(57,794)	(105,417)

Total waivers and reimbursement	$(56,660)	$(69,091)	$(110,947)

Net expenses	80,272	56,486	33,181

Net investment income	1,478,394	502,396	268,372

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments and foreign exchange transactions	90,244	(1,226,009)	(400,834)
Net realized loss on futures contracts	–	(226,155)	(272,532)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	909,592	(14,441,205)	(9,532,892)

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	999,836	(15,893,369)	(10,206,258)

Change in net assets resulting from operations	$2,478,230	$(15,390,973)	$(9,937,886)

SeeNotes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

70	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statement of changes in net assets

	U.S. Bond Market Portfolio
	Six months ended 12/31/08 (unaudited)	Year ended 6/30/08

Increase (decrease) in net assets
Operations:
Net investment income	$1,478,394	$2,764,962
Net realized gain on investments, futures contracts and foreign currency	90,244	179,683
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	909,592	728,898

Change in net assets resulting from operations	2,478,230	3,673,543

Distributions to shareholders:
From net investment income	(1,499,405)	(2,784,529)
From net realized gains on investments	(57,686)	—

Change in net assets resulting from distributions to shareholders	(1,557,091)	(2,784,529)

Share transactions (Note 3):
Proceeds from sales of shares	10,900,608	24,505,645
Net asset value of shares issued on reinvestment of dividends	1,557,092	2,784,529
Cost of shares redeemed	(13,621,891)	(11,830,449)

Change in net assets resulting from share transactions	(1,164,191)	15,459,725

Change in net assets	(243,052)	16,348,739

Net assets:
Beginning of period	$64,108,549	$47,759,810

End of period	$63,865,497	$64,108,549

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,008)	$12,003

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	71

U.S. Stock Market Portfolio		International Stock Market Portfolio
Six months ended 12/31/08 (unaudited)	Year ended 6/30/08	Six months ended 12/31/08 (unaudited)	Year ended 6/30/08

$502,396	$875,492	$268,372	$807,146
(1,452,164)	190,647	(673,366)	211,785
(14,441,205)	(7,842,779)	(9,532,892)	(4,131,430)

(15,390,973)	(6,776,640)	(9,937,886)	(3,112,499)

(433,448)	(860,659)	(202,380)	(897,393)
(154,372)	(600,023)	(15,322)	(414,219)

(587,820)	(1,460,682)	(217,702)	(1,311,612)

8,343,354	18,476,787	3,242,237	5,336,872
587,820	1,460,682	217,702	1,311,612
(4,469,982)	(5,546,673)	(1,032,805)	(2,281,411)

4,461,192	14,390,796	2,427,134	4,367,073

(11,517,601)	6,153,474	(7,728,454)	(57,038)

$51,740,280	$45,586,806	$27,221,708	$27,278,746

$40,222,679	$51,740,280	$19,493,254	$27,221,708

$70,032	$1,084	$110,692	$44,700

72	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Six months ended 12/31/08 (unaudited)	Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]
Net asset value, beginning of period	$9.98	$9.77	$9.70	$10.00
Income from investment operations:
Net investment income	0.23	0.48	049	0.19
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.19	0.22	0.07	(0.30)

Total from investment operations	0.42	0.70	0.56	(0.11)

Less distributions:
From net investment income	(0.23)	(0.49)	(0.49)	(0.19)
From net realized gains on investments	(0.01)	–	–	–

Total distributions	(0.24)	(0.49)	(0.49)	(0.19)

Net asset value, end of period	$10.16	$9.98	$9.77	$9.70

Total return[2,3]	4.31%	7.20%	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.25%[4]
Net investment income	4.60%[4]	4.82%	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.18)%[4]	(0.18)%	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$63,865	$64,109	$47,760	$27,968
Portfolio turnover	49%	62%	91%	112%

[1]  For the period from December 31, 2005 (commencement of operations) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would be lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	73

U.S. Stock Market Portfolio				International Stock Market Portfolio
Six months ended 12/31/08 (unaudited)	Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]	Six months ended 12/31/08 (unaudited)	Year ended 6/30/08	Year ended 6/30/07	Period ended 6/30/06[1]
$10.15	$11.91	$10.08	$10.00	$11.08	$13.00	$10.53	$10.00

0.09	0.18	0.18	0.07	0.10	0.40	0.31	0.20

(3.07)	(1.63)	1.84	0.08	(4.00)	(1.75)	2.54	0.50

(2.98)	(1.45)	2.02	0.15	(3.90)	(1.35)	2.85	0.70

(0.08)	(0.18)	(0.17)	(0.07)	(0.08)	(0.39)	(0.34)	(0.17)

(0.03)	(0.13)	(0.02)	–	(0.01)	(0.18)	(0.04)	–

(0.11)	(0.31)	(0.19)	(0.07)	(0.09)	(0.57)	(0.38)	(0.17)

$7.06	$10.15	$11.91	$10.08	$7.09	$11.08	$13.00	$10.53

(29.45)%	(12.35)%	20.23%	1.52%	(35.41)%	(10.62)%	27.41%	7.10%

0.25%[4]	0.25%	0.25%	0.25%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
2.22%[4]	1.70%	1.67%	1.69%[4]	2.43%[4]	2.86%	2.72%	4.03%[4]
(0.31)%[4]	(0.25)%	(0.53)%	(1.34)%[4]	(1.00)%[4]	(0.75)%	(0.90)%	(1.59)%[4]

$40,223	$51,740	$45,587	$25,669	$19,493	$27,222	$27,279	$18,673
8%	10%	5%	1%	5%	12%	4%	3%

74	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (unaudited)

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Barclays Capital Aggregate Bond Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index® as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $40.7 million at December 31, 2008) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding, it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent

Notes to Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	75

pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance, or a remaining maturity at the time of purchase, of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange in determining net asset value.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolios’ investments carried at value:

AARP U.S. Bond Market Portfolio
Valuation inputs	Investments in securities
Level 1 – Quoted Prices	$23,667,164
Level 2 – Other Significant Observable Inputs	41,559,476
Level 3 – Significant Unobservable Inputs	–
Total	$65,226,640

76	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

AARP U.S. Stock Market Portfolio
Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$40,160,945	$16,728
Level 2 – Other Significant Observable Inputs	–	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$40,160,945	$16,728

*	Other financial instruments include futures.

AARP International Stock Market Portfolio
Valuation inputs	Investments in securities	Other Financial Instruments*
Level 1 – Quoted Prices	$295,875	$19,809
Level 2 – Other Significant Observable Inputs	18,760,745	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$19,056,620	$19,809

*	Other financial instruments include futures and foreign exchange contracts.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of a counterparty default, retention of the collateral may be subject to legal proceedings. As of December 31, 2008, there were no repurchase agreements held in the Portfolios.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

Notes to Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	77

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the daily quoted settlement price or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2008, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net losses on futures contracts of $(226,155) and $(272,532), respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At December 31, 2008, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized depreciation

Contracts Purchased:
3/31/2009	200,000 EUR	280,470 USD	$277,233	$(3,237)
3/31/2009	64,000 GBP	97,831 USD	91,867	(5,964)
3/31/2009	15,200,000 JPY	172,203 USD	167,983	(4,220)

Net unrealized depreciation on foreign exchange contracts				$(13,421)

78	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

Additional information on restricted securities, held by the U.S. Bond Market Portfolio at December 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost	Value
Dr. Pepper Snapple Group, Inc., 6.120%, 5/1/2013	5/2/2008	$102,765	$98,596

Notes to Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	79

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required. As of December 31, 2008, tax years 2006 through 2008 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the state of Delaware.

In July, 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations and may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the six months ended December 31, 2008, the U.S. Stock Market Portfolio paid $162 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations,

80	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under Statement 133, and (c) how derivatives affect and entity’s financial position, financial performance and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161. AFI foresees no problems with complying with the new required SFAS 161 Disclosures.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Six Months Ended December 31, 2008	Year Ended June 30, 2008

U.S. Bond Market Portfolio
Shares sold	1,096,899	2,435,604
Dividends and/or distributions reinvested	157,328	277,458
Shares redeemed	(1,389,371)	(1,175,854)
Net increase	(135,144)	1,537,208

U.S. Stock Market Portfolio
Shares sold	1,079,805	1,639,791
Dividends and/or distributions reinvested	77,730	131,224
Shares redeemed	(553,906)	(501,759)
Net increase	603,629	1,269,256

International Stock Market Portfolio
Shares sold	392,961	432,845
Dividends and/or distributions reinvested	23,854	100,308
Shares redeemed	(123,680)	(185,810)
Net increase	293,135	347,343

Notes to Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	81

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the six months ended December 31, 2008, excluding U.S. Government and short-term obligations were as follows:

Portfolio Name	Purchases	Sales

U.S. Bond Market Portfolio	$973,471	$1,665,962
U.S. Stock Market Portfolio	$8,971,551	$3,710,693
International Stock Market Portfolio	$4,166,892	$1,198,518

5. Federal income tax information

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$64,244,890	$2,659,153	$(1,677,403)	$981,750
U.S. Stock Market Portfolio	$57,155,271	$962,366	$(17,956,692)	$(16,994,326)
International Stock Market Portfolio	$27,459,740	$637,791	$(9,040,911)	$(8,403,120)

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the six months ended December 31, 2008, the effective management fee rates are as shown below:

Portfolio name	Effective management fee percentage (prior to waiver/reimbursement at AARP Funds level	Effective management fee percentage (after waiver/reimbursement at AARP Funds level

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

82	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended December 31, 2008, AARP Financial contractually waived/reimbursed the following fees.

Portfolio name	Management fee waiver	Reimbursement of other operating expenses
U.S. Bond Market Portfolio	$16,054	$40,606
U.S. Stock Market Portfolio	$11,297	$57,794
International Stock Market Portfolio	$5,530	$105,417

Had AARP Financial not waived/reimbursed these fees, returns for the Portfolios would have been lower.

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial is entitled to receive an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio pays to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the six months ended December 31, 2008, AARP Financial paid all transfer agency fees.

Notes to Financial Statements	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	83

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, (the “Board”). The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees”. The compensation of the Independent Trustees consists of an annual retainer paid quarterly. The Trust’s officers do not receive compensation from the Portfolios for their services. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations. The aggregate compensation paid to the Trustees by the Trust was $30,000 for the reporting period.

84	AARP PORTFOLIOS 2008 SEMIANNUAL REPORT	AARP Portfolios-Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolio securities and information regarding how AARP Financial voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfinancial.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at 1-800-958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

The nature, extent and quality of the services proposed to be provided by AARP Financial and SSgA FM

The Board, at a meeting on November 20, 2008, approved the continuance of the Trust’s Investment Advisory Agreement with AARP Financial and Investment Sub-Advisory Agreement with SSgA FM (collectively “Agreements”). In approving the Agreements, the Board evaluated, among other things, written and oral information provided by AARP Financial and SSgA FM in response to requests of outside counsel to the Trust and the independent Trustees of the Trust on behalf of the Board.

The Board determined, in its business judgment, that the advisory fee rate and the sub-advisory fee rate were each fair and reasonable in light of the services provided and in the best interest of the Portfolios and the shareholders of each and approved the continuance of the Agreements. The Board did so based on various factors bearing on the

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nature, scope, quality, cost and profitability of the services to be provided by the Adviser and the Sub-Adviser and on various conclusions reached regarding those factors.

Special Facts and Circumstances

The Board took particular note of the following factors representing special facts and circumstances:

•

AARP, the ultimate parent of AARP Financial and sponsor of the Trust, differs from most fund sponsors in that it is a not-for-profit membership organization. AARP delivers information, advocacy and services to over 40 million members age 50 and older in all states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. AARP has caused the Trust to be organized as a means of helping people provide for their future and retirement. AARP measures the worth of its products and services not only in terms of dollars spent and received, but also in terms of benefits to members and impact on society.

•

AARP created the Portfolios (together with the AARP Funds investing in the Portfolios) based on principles developed and recommended by a high-level, independent Economic Security Solutions Group, including low fees, index-based investment management, automatic rebalancing and limited choices.

•	AARP created the Funds to encourage investors to save for retirement by allowing accounts to be opened with very low minimums.

•

AARP has capped the expenses of the AARP U.S. Stock Market Portfolio and the AARP U.S. Bond Market Portfolio at 0.25%, and the expenses of the AARP International Stock Market Portfolio at 0.30%, through November 2009. This means, in effect, that AARP Financial has waived the advisory fee payable by each Portfolio, paid the investment sub-advisory fee payable to SSgA FM by each Portfolio and reimbursed a significant portion of the operating expenses of each Portfolio. AARP Financial advised the Board that it did not earn a profit on the investment advisory services that it provided, and SSgA FM’s materials show that it did not earn a profit on the investment sub-advisory services that it provided.

•	Each Portfolio is an index fund. Accordingly, a number of factors that would be considered in the context of actively managed funds were not relevant.

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•	Each Portfolio currently has a low level of assets, and has not reached a “break-even point.”

•	AFI acknowledged the importance of compliance by building up an internal compliance group.

Services, Fees and Benefits

The Board, in the light of these facts and circumstances, considered, and reached conclusions regarding, a range of specific factors, including, among others, the following:

•

the nature and scope of the advisory services that AARP Financial provided to the Trust, and the investment subadvisory services that SSgA FM provided to the Trust, concluding that the nature and scope of the services were adequate and satisfactory;

•

the quality of the services that AARP Financial and SSgA FM provided to the Trust (as evaluated by each Portfolio’s investment performance and expenses), on both absolute and comparative bases, over current and historical periods, including comparisons with a benchmark index and certain industry peer data prepared by an independent vendor, concluding that the quality of the services was adequate and satisfactory;

•

data regarding the investment advisory fee rate and sub-advisory fee rate (and expenses) for each Portfolio, on both an absolute and comparative basis, concluding that, the investment advisory and investment sub-advisory fees (as well as other expenses) of each Portfolio are within the range paid by funds deemed to be comparable by an independent vendor;

•

advice received from AARP Financial that, while the advisory fee rate for each Portfolio does not have break-points, (i) the Portfolios had not yet attained asset levels that would result in economies of scale, (ii) the investment sub-advisory agreement with SSgA FM provides for breakpoints, and (iii) AARP Financial has advised the Board that it would be willing to consider break-points based on greater asset levels of the Portfolios, concluding that neither AARP Financial nor SSgA FM was currently in a position to realize economies of scale that could be passed on to Trust shareholders;

•	the fact that AARP Financial or AARP may derive benefits by having the Trust available for marketing in connection with other

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investment or retirement programs that may be subject to fees and charges payable to AARP Financial or AARP, concluding that such benefits would likely not be available in the immediate future, were consistent with the mission of AARP, at best would be difficult to quantify, and did not appear to be inconsistent with the best interest of each applicable Portfolio; and

•

information about the processes and procedures of SSgA FM regarding such matters, among others, as code of ethics, trading practices (e.g., brokerage allocation, soft dollars, use of affiliated brokers, trades between Portfolios, bunching, and allocation of investment opportunities), regulatory compliance, disaster recovery planning, SSgA FM’s D&O/E&O insurance policies, and information set out in the Form ADV filed with SEC by SSgA FM and the most recent Form 10-K filed by SSgA FM’s parent, State Street Corporation, concluding that there was no information that appeared inconsistent with the continuance of the sub-advisory arrangement with SSgA FM.

Investment Performance

The Board considered the investment performance of each Portfolio on an absolute basis and on certain risk-adjusted bases for the 12 months ended September 30, 2008 (“year”). The Board also considered for the same period the investment performance of each applicable Portfolio, as compared to (i) its benchmark index (“benchmark”) on an absolute basis and on certain risk-adjusted basis bases for the year, and (ii) comparable funds or peers selected by an independent data vendor. The Board considered the fact that each Portfolio’s investment performance was net of expenses, while a benchmark does not reflect any expenses.

U.S. Stock Market Portfolio. The Portfolio nearly matched its benchmark and outperformed both is peer group median and the large-cap blend category median on a total return basis for the 12 months ended September 30, 2008. The Board noted that the Portfolio also outperformed its peer group median on a certain risk adjusted basis for this period.

International Stock Market Portfolio. The Portfolio outperformed all of its benchmark, peer group median and foreign large-cap blend category on a total return basis for the 12 months ended September 30, 2008. The Board noted, however, that the Portfolio closely matched its peer group median on certain risk adjusted bases for this period.

U.S. Bond Market Portfolio. The Portfolio marginally outperformed its benchmark, underperformed its peer group median and outperformed its intermediate-term bond category median on a total return basis the 12 months ended September 30, 2008. The Board noted that the

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Portfolio also closely matched its peer group median on a certain risk adjusted basis for this period.

Board Consideration

In connection with their deliberation, the Board and the independent Trustees received legal advice from outside counsel to the Trust and the independent Trustees of the Trust regarding the standards and methodology of evaluation articulated by the SEC and the courts, and followed by the industry, for mutual funds selling shares to the public and to other mutual funds.

The foregoing discussion of the material factors considered and conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and the Board’s committees throughout the year. In addition, the Operations Committee and the Investment Management Oversight Committee held met, in person and without management, on November 20, 2008 to discuss the proposed continuance of the Agreements. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board’s conclusions and determinations to continue the Investment Advisory Agreement and Investment Sub-Advisory Agreement. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2008 AARP Portfolios

ARP-SR-002-0208

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures during the reporting period for Form N-CSR.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Richard M. Hisey
Richard M. Hisey President (principal executive officer) of AARP Portfolios

Date:	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Hisey
Richard M. Hisey President (principal executive officer) of AARP Portfolios

Date:	February 20, 2009

By:	/s/ Jeffrey J. Gaboury
Jeffrey J. Gaboury Treasurer (principal financial officer) of AARP Portfolios

Date:	February 20, 2009